  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 1997.

                                            1933 ACT REGISTRATION NO. 333-16611
                                            1940 ACT REGISTRATION NO. 811-07943
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                --------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933            [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 1     [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 1                    [X]

                       (Check appropriate box or boxes)

                                --------------

                     NUVEEN FLAGSHIP MULTISTATE TRUST III
              (Exact name of Registrant as Specified in Charter)

  333 West Wacker Drive, Chicago,                      60606
              Illinois
  (Address of Principal Executive                   (Zip Code)
              Office)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

  Gifford R. Zimmerman, Esq.--Vice            With a copy to:
 President and Assistant Secretary
       333 West Wacker Drive               Thomas S. Harman
                                      Fried, Frank, Harris, Shriver &
      Chicago, Illinois 60606                     Jacobson
   (Name and Address of Agent for        1001 Pennsylvania Ave., NW
              Service)                           Suite 800
                                           Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[_]

  Immediately upon filing pursu-       [_]
  ant to paragraph (b)
                                           on (date) pursuant to paragraph
                                           (a)(1)

                                       [_]

                                           75 days after filing pursuant to
                                           paragraph (a)(2)
[X]

  on September 26, 1997 pursuant
  to paragraph (b)                     [_]

                                           on (date) pursuant to paragraph
                                           (a)(2) of Rule 485.

If appropriate, check the following box:

[_]

  60 days after filing pursuant
  to paragraph (a)(1)

[_]

  This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES (DESIGNATED AS CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES) OF THE FOLLOWING SERIES: NUVEEN FLAGSHIP ALABAMA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP LOUISIANA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND; NUVEEN FLAGSHIP SOUTH CAROLINA MUNICIPAL BOND FUND; AND NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED MAY 31, 1997 WAS FILED ON OR ABOUT JULY 30, 1997.

              CALCULATION OF REGISTRATION FEE FOR SHARES OF

                    NORTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest, $.01 par value............    616,128        $10.84           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $25,396,297. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $18,717,469. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $6,678,828.

              CALCULATION OF REGISTRATION FEE FOR SHARES OF

                    SOUTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                           PROPOSED       PROPOSED
                                                                           MAXIMUM        MAXIMUM      AMOUNT OF
                   TITLE OF SECURITIES                     AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
                    BEING REGISTERED                        REGISTERED     PER UNIT    OFFERING PRICE     FEE*
------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest, $.01 par value............     57,753        $10.11           $0            $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $3,340,985. The total amount of redeemed securities used for reduction pursuant to Rule 24f-2(c) was $2,757,101. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $583,884.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-16611

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07943

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN
    PART A
  OF FORM N-
      1A                                          PROSPECTUS LOCATION
  ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN
    PART B
  OF FORM N-                                    LOCATION IN STATEMENT
      1A                                      OF ADDITIONAL INFORMATION
  ----------                                  -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual Reports
                                     to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN

Municipal
Bond Funds



September 26, 1997

Prospectus                                      [PHOTO APPEARS HERE]

Dependable, tax-free income
to help you keep more of
what you earn.






Alabama
Georgia
Louisiana
North Carolina
South Carolina
Tennessee

Investing in Nuveen Mutual Funds


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and financial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value investing -- purchasing quality securities that represent good relative value -- is the cornerstone of Nuveen's investment philosophy. It is a disciplined, long-term strategy that offers the potential for above average returns over time with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research departments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

                    Nuveen Flagship Alabama Municipal Bond Fund

                    Nuveen Flagship Georgia Municipal Bond Fund

                    Nuveen Flagship Louisiana Municipal Bond Fund

                    Nuveen Flagship North Carolina Municipal Bond Fund

                    Nuveen Flagship South Carolina Municipal Bond Fund

                    Nuveen Flagship Tennessee Municipal Bond Fund

                    SEPTEMBER 26, 1997

                    PROSPECTUS

                    OVERVIEW

                    The funds listed above are part of the Nuveen Flagship Multistate Trust III, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diver-sified portfolios of quality municipal bonds.

                    Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circumstances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

                    This prospectus contains important information you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional information which is part of this pro-spectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

                    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUD-ING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVEST-ED.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EX-CHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPEC-TUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    CONTENTS

                     1 OVERVIEW                    DIVIDENDS AND TAXES

                     2 FUND SUMMARIES AND FINANCIAL HIGHLIGHTS

                                                 19 How the Funds Pay Divi-
                                                 dends

                        FUND STRATEGIES
                                                 20 Taxes and Tax Reporting

                     14 Investment Objective

                                                 21 Taxable Equivalent Yields

                     14 How the Funds Select Investments

                     15 Risk Reduction Strategies

                                                   GENERAL INFORMATION

                        INVESTING IN THE FUNDS

                                                 21 How to Contact Nuveen

                     15 How to Buy Fund Shares

                                                 21 Fund Service Providers

                     16 How to Select a Purchase Option

                                                 22 How the Funds Report Per-
                                                 formance

                     17 How to Sell Fund Shares

                     18 Exchanging Shares
                                                 22 How Fund Shares are Priced

                     18 Optional Features and Services

                                                 22 Organization

                                                   APPENDIX

                                                 22 Special State Considera-
                                                 tions


                                      ---

NUVEEN FLAGSHIP ALABAMA MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 5/31/97

INCEPTION: April 11, 1994

NET ASSETS: $5.2 million

TOTAL RETURN (ANNUALIZED)
-------------------------------------------------------------------------------

                     CLASS A         CLASS A
               (OFFER PRICE)           (NAV)         CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year                 4.63%           9.22%           8.79%           9.00%           9.38%
Inception              5.83%           7.29%           6.74%           6.95%           7.34%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates) and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns as-sume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and since inception periods would be lower if you re-deemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.

MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                20.4
Average Modified Duration        8.4


CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                                  AAA     70%
                                  AA      11%
                                  A       14%
                                  BBB/NR   5%


INDUSTRY DIVERSIFICATION (TOP 6)
                                     LOGO

                    EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions     - (1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A              CLASS B              CLASS C              CLASS R
----------------------------------------------------------------------------------------------
 Management Fees         0.55%                0.55%                0.55%                0.55%
 12b-1 Fees              0.20%                0.95%                0.75%                    -
 Other                   1.48%                1.48%                1.48%                1.48%
----------------------------------------------------------------------------------------------
 Total (Gross)           2.23%                2.98%                2.78%                2.03%
 Waivers/
 Reimbursements         (1.84%)              (1.84%)              (1.84%)              (1.84%)
----------------------------------------------------------------------------------------------
 Total (Net)             0.39%                1.14%                0.94%                0.19%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $46                   $51                   $10                    $2
3 Years                    $54                   $69                   $30                    $6
5 Years                    $63                   $74                   $52                   $11
10 Years                   $89                  $118                  $115                   $24

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

                           OPERATING PERFORMANCE      LESS DISTRIBUTIONS
CLASS (INCEPTION DATE)    -----------------------  -------------------------
                                              NET
ALABAMA++             NET            REALIZED AND   DIVIDENDS                   NET    TOTAL
                    ASSET              UNREALIZED   FROM TAX-                 ASSET   RETURN
                    VALUE        NET  GAIN (LOSS)  EXEMPT NET  DISTRIBUTIONS  VALUE   ON NET
YEAR ENDING     BEGINNING INVESTMENT         FROM  INVESTMENT   FROM CAPITAL END OF    ASSET
MAY 31,         OF PERIOD  INCOME(B)  INVESTMENTS      INCOME          GAINS PERIOD VALUE(A)
---------------------------------------------------------------------------------------------
CLASS A (4/94)
1997               $ 9.77       $.53        $ .35      $ (.53)          $  - $10.12     9.22%
1996                 9.94        .53         (.17)       (.53)             -   9.77     3.72
1995                 9.66        .52          .28        (.52)             -   9.94     8.77
1994(c)              9.58        .03          .09        (.04)             -   9.66     9.34+
CLASS B (2/97)
1997(c)             10.16        .11         (.02)       (.11)             -  10.14      .94
CLASS C (2/97)
1997(c)             10.16        .12         (.02)       (.12)             -  10.14      .99
CLASS R (2/97)
1997(c)             10.16        .16         (.05)       (.14)             -  10.13     1.08
---------------------------------------------------------------------------------------------
                                     RATIOS/SUPPLEMENTAL DATA
CLASS (INCEPTION DATE)    -------------------------------------------------
                                                RATIO
                                               OF NET
                                 RATIO OF  INVESTMENT
                                 EXPENSES   INCOME TO
ALABAMA++                      TO AVERAGE     AVERAGE
                               NET ASSETS  NET ASSETS
                    NET ASSETS      AFTER       AFTER  PORTFOLIO
YEAR ENDING      END OF PERIOD REIMBURSE-  REIMBURSE-   TURNOVER
MAY 31,         (IN THOUSANDS)    MENT(B)     MENT(B)       RATE
---------------------------------------------------------------------------------------------
CLASS A (4/94)
1997                    $4,446        .40%       5.29%        72%
1996                     3,256        .48        5.24         42
1995                     1,880        .16        5.47        120
1994(c)                    357          -        2.42+         -
CLASS B (2/97)
1997(c)                    591        .71+       4.26+        72
CLASS C (2/97)
1997(c)                    205        .40+       4.57+        72
CLASS R (2/97)
1997(c)                      -          -        6.17+        72
---------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Alabama.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.


NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $12 for the one year period, $36 for the three year period, $63 for the five year period, and $118 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND

                   PERFORMANCE INFORMATION AS OF 5/31/97
INCEPTION: March 27, 1986

NET ASSETS: $123.5 million
TOTAL RETURN (ANNUALIZED)

-------------------------------------------------------------------------------------------
                    CLASS A         CLASS A
              (OFFER PRICE)           (NAV)         CLASS B         CLASS C         CLASS R
-------------------------------------------------------------------------------------------
1 Year                4.79%           9.39%           8.73%           8.80%           9.46%
5 Years               5.71%           6.62%           6.03%           6.00%           6.64%
10 Years              7.39%           7.85%           7.38%           7.24%           7.86%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns assume an ongoing investment and do not reflect the imposition of the CDSC; your re-turns for the 1 year and 5 year periods would be lower if you redeemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                22.6
Average Modified Duration        9.4

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                          AAA/Pre-refunded        53%
                          AA                      16%
                          A                       19%
                          BBB/NR                  12%

INDUSTRY DIVERSIFICATION (TOP 6)

                           [PIE CHART APPEARS HERE]

                          Housing Facilities      29%
                          Escrowed Bonds          14%
                          Hospitals               14%
                          Tax Revenue             12%
                          General Obligations      9%
                          Other                   22%


                     EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
--------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
----------------------------------------------------------------------------------------------
Management Fees          0.55%                0.55%                0.55%                0.55%
12b-1 Fees               0.20%                0.95%                0.75%                    -
Other Expenses           0.12%                0.12%                0.12%                0.12%
----------------------------------------------------------------------------------------------
Total (Gross)            0.87%                1.62%                1.42%                0.67%
Waivers/
Reimbursements          (0.18%)              (0.18%)              (0.18%)              (0.18%)
----------------------------------------------------------------------------------------------
Total (Net)              0.69%                1.44%                1.24%                0.49%

SUMMARY OF SHAREHOLDER EXPENSES (5)
--------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $49                   $54                   $13                    $5
3 Years                    $63                   $78                   $39                   $16
5 Years                    $79                   $90                   $68                   $27
10 Years                  $124                  $152                  $150                   $62

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

                                  OPERATING PERFORMANCE     LESS DISTRIBUTIONS
CLASS (INCEPTION DATE)            ---------------------- ------------------------

                                                     NET
                                                REALIZED
                                                     AND
                             NET              UNREALIZED  DIVIDENDS                  NET    TOTAL
GEORGIA++                   ASSET                   GAIN  FROM TAX-                ASSET   RETURN
                            VALUE        NET      (LOSS) EXEMPT NET DISTRIBUTIONS  VALUE   ON NET
YEAR ENDING             BEGINNING INVESTMENT        FROM INVESTMENT  FROM CAPITAL END OF    ASSET
MAY 31,                 OF PERIOD  INCOME(B) INVESTMENTS     INCOME         GAINS PERIOD VALUE(A)
---------------------------------------------------------------------------------------------------
CLASS A (3/86)
1997                       $10.20       $.57      $ .37      $(.57)           $ - $10.57     9.39%
1996                        10.46        .57       (.25)      (.58)             -  10.20     3.05
1995                        10.23        .58        .23       (.58)             -  10.46     8.31
1994                        10.62        .59       (.39)      (.59)             -  10.23     1.83
1993                        10.16        .62        .45       (.61)             -  10.62    10.84
1992                         9.95        .63        .21       (.63)             -  10.16     8.81
1991                         9.67        .64        .28       (.64)             -   9.95     9.90
1990                         9.88        .65       (.22)      (.64)             -   9.67     4.55
1989                         9.30        .65        .59       (.66)             -   9.88    13.77
1988                         9.19        .66        .11       (.66)             -   9.30     8.61
CLASS B (2/97)
1997(c)                     10.66        .14       (.11)      (.12)             -  10.57      .31
CLASS C (1/94)
1997                        10.18        .51        .37       (.51)             -  10.55     8.80
1996                        10.44        .51       (.25)      (.52)             -  10.18     2.48
1995                        10.21        .52        .23       (.52)             -  10.44     7.72
1994(c)                     10.91        .19       (.69)      (.20)             -  10.21   (10.96)+
CLASS R (2/97)
1997(c)                     10.65        .18       (.06)      (.20)             -  10.57     1.11
---------------------------------------------------------------------------------------------------
                                 RATIOS/SUPPLEMENTAL DATA
CLASS (INCEPTION DATE)  ---------------------------------------------
                                                    RATIO
                                     RATIO OF      OF NET
                                     EXPENSES  INVESTMENT
                                           TO   INCOME TO
                                      AVERAGE     AVERAGE
GEORGIA++               NET ASSETS NET ASSETS  NET ASSETS
                            END OF      AFTER       AFTER  PORTFOLIO
YEAR ENDING             PERIOD (IN REIMBURSE-  REIMBURSE-   TURNOVER
MAY 31,                 THOUSANDS)    MENT(B)     MENT(B)       RATE
---------------------------------------------------------------------------------------------------
CLASS A (3/86)
1997                      $111,518        .78%       5.44%        39%
1996                       107,862        .80        5.46         59
1995                       113,354        .83        5.79         40
1994                       123,068        .70        5.47         39
1993                       101,196        .62        5.88         30
1992                        70,650        .57        6.31         21
1991                        44,829        .72        6.60         24
1990                        36,034        .84        6.62         34
1989                        35,637        .96        6.74         23
1988                        29,701        .91        7.14         46
CLASS B (2/97)
1997(c)                        113       1.32+       4.80+        39
CLASS C (1/94)
1997                        11,803       1.32        4.87         39
1996                         9,433       1.34        4.90         59
1995                         6,973       1.38        5.18         40
1994(c)                      4,348       1.27+       4.55+        39
CLASS R (2/97)
1997(c)                         22        .38+       5.71+        39
---------------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Georgia.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.


NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A Shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $15 for the one year period, $46 for the three year period, $79 for the five year period, and $152 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP LOUISIANA MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 5/31/97

INCEPTION: September 12, 1989

NET ASSETS: $84.6 million
TOTAL RETURN (ANNUALIZED)

--------------------------------------------------------------------------------------------
                     CLASS A         CLASS A
               (OFFER PRICE)            (NAV)        CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year             4.78%              9.37%           8.61%           8.78%           9.33%
5 Years            6.65%              7.57%           6.96%           6.97%           7.56%
Inception          7.74%              8.34%           7.73%           7.73%           8.33%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns as-sume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and 5 year periods would be lower if you redeemed at the end of those periods. See Overview of Fund Operating Expenses and Share-holder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.


MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                22.2
Average Modified Duration        8.7

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                          AAA/Pre-refunded        60%
                          AA                       9%
                          A                       11%
                          BBB/NR                  20%

INDUSTRY DIVERSIFICATION (TOP 6)

                           [PIE CHART APPEARS HERE]

                          Hospitals               26%
                          Pollution Control       22%
                          General Obligations     17%
                          Housing Facilities       9%
                          Escrowed Bonds           9%
                          Other                   17%


                    EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
Management Fees          0.55%                 0.55%                 0.55%                 0.55%
12b-1 Fees               0.20%                 0.95%                 0.75%                      -
Other                    0.13%                 0.13%                 0.13%                 0.13%
-------------------------------------------------------------------------------------------------
 Total (Gross)           0.88%                 1.63%                 1.43%                 0.68%
Waivers/
Reimbursements          (0.08%)               (0.08%)               (0.08%)               (0.08%)
-------------------------------------------------------------------------------------------------
 Total (Net)             0.80%                 1.55%                 1.35%                 0.60%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $55                   $14                    $6
3 Years                    $66                   $81                   $43                   $19
5 Years                    $85                   $96                   $74                   $33
10 Years                  $137                  $164                  $162                   $75

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

                          OPERATING PERFORMANCE      LESS DISTRIBUTIONS
CLASS (INCEPTION DATE)    ----------------------  -------------------------
                                             NET
                                        REALIZED
                     NET                     AND   DIVIDENDS                         NET    TOTAL
LOUISIANA++         ASSET             UNREALIZED   FROM TAX-                       ASSET   RETURN
                    VALUE        NET GAIN (LOSS)  EXEMPT NET  DISTRIBUTIONS        VALUE   ON NET
YEAR ENDING     BEGINNING INVESTMENT        FROM  INVESTMENT   FROM CAPITAL       END OF    ASSET
MAY 31,         OF PERIOD  INCOME(B) INVESTMENTS      INCOME          GAINS       PERIOD VALUE(A)
---------------------------------------------------------------------------------------------------
CLASS A (9/89)
1997               $10.71       $.59       $ .39       $(.59)         $  -        $11.10     9.37%
1996                10.80        .59        (.08)       (.60)            -         10.71     4.77
1995                10.48        .60         .32        (.60)            -         10.80     9.20
1994                10.93        .61        (.40)       (.62)          (.04)+++    10.48     1.77
1993                10.30        .64         .67        (.63)          (.05)       10.93    13.12
1992                10.02        .65         .35        (.65)          (.07)       10.30    10.35
1991                 9.63        .66         .40        (.67)            -         10.02    11.47
1990(c)              9.58        .44         .04        (.43)            -          9.63     6.52+
CLASS B (2/97)
1997(c)             11.10        .16          -         (.17)            -         11.09     1.44
CLASS C (2/94)
1997                10.70        .53         .39        (.53)            -         11.09     8.78
1996                10.80        .53        (.09)       (.54)            -         10.70     4.12
1995                10.48        .54         .32        (.54)            -         10.80     8.59
1994(c)             11.29        .16        (.81)       (.16)            -         10.48   (17.21)+
CLASS R (2/97)
1997(c)             11.17        .15        (.08)       (.15)            -         11.09      .67
---------------------------------------------------------------------------------------------------
                                         RATIOS/SUPPLEMENTAL DATA
CLASS (INCEPTION DATE)    ---------------------------------------------------------
                                                 RATIO OF NET
                                   RATIO OF        INVESTMENT
LOUISIANA++     NET ASSETS      EXPENSES TO         INCOME TO
                    END OF      AVERAGE NET       AVERAGE NET  PORTFOLIO
YEAR ENDING     PERIOD (IN     ASSETS AFTER      ASSETS AFTER   TURNOVER
MAY 31,         THOUSANDS) REIMBURSEMENT(B)  REIMBURSEMENT(B)       RATE
---------------------------------------------------------------------------------------------------
CLASS A (9/89)
1997               $76,030              .79%             5.38%        25%
1996                72,005              .80              5.46         26
1995                68,145              .83              5.80         44
1994                66,281              .66              5.56         22
1993                54,483              .61              5.95         29
1992                38,873              .49              6.43         43
1991                27,762              .38              6.79         57
1990(c)             16,678              .44+             6.40+        32
CLASS B (2/97)
1997(c)                917             1.46+             4.69+        25
CLASS C (2/94)
1997                 7,645             1.33              4.83         25
1996                 5,658             1.35              4.87         26
1995                 3,220             1.37              5.21         44
1994(c)              1,501             1.23+             4.79+        22
CLASS R (2/97)
1997(c)                 -               .04+             5.31+        25
---------------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Louisiana.

+++ Amount shown includes a distribution in excess of capital gains of $.01 per share.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $16 for the one year period, $49 for the three year period, $84 for the five year period, and $164 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND

                   PERFORMANCE INFORMATION AS OF 5/31/97

INCEPTION:  March 27, 1986

NET ASSETS: $189.3 million
TOTAL RETURN (ANNUALIZED)

-------------------------------------------------------------------------------------------
                    CLASS A         CLASS A
              (OFFER PRICE)            (NAV)        CLASS B         CLASS C         CLASS R
-------------------------------------------------------------------------------------------
1 Year                3.26%           7.79%           7.14%           7.20%           7.86%
5 Years               5.40%           6.31%           5.72%           5.69%           6.33%
10 Years              7.39%           7.85%           7.38%           7.24%           7.86%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns assume an ongoing investment and do not reflect the imposition of the CDSC; your re-turns for the 1 year and 5 year periods would be lower if you redeemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.


MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                18.7
Average Modified Duration        7.7

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                          AAA/Pre-refunded        36%
                          AA                      29%
                          A                       19%
                          BBB/NR                  16%

INDUSTRY DIVERSIFICATION (TOP 6)

                           [PIE CHART APPEARS HERE]

                          Hospitals               20%
                          Escrowed Bonds          16%
                          Utility                 13%
                          Pollution Control       12%
                          Housing Facilities       9%
                          Other                   30%


                     EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                         CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------------------------------
Sales Charge on Purchases                               4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                           -       -       -       -
Contingent Deferred Sales Charge (CDSC) on Redemptions      -(1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
--------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
Management Fees          0.55%                 0.55%                 0.55%                 0.55%
12b-1 Fees               0.20%                 0.95%                 0.75%                     -
Other Expenses           0.11%                 0.11%                 0.11%                 0.11%
-------------------------------------------------------------------------------------------------
 Total (Gross)           0.86%                 1.61%                 1.41%                 0.66%
Waivers/
Reimbursements               -                     -                     -                     -
-------------------------------------------------------------------------------------------------
 Total (Net)             0.86%                 1.61%                 1.41%                 0.66%

SUMMARY OF SHAREHOLDER EXPENSES (5)
--------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $56                   $14                    $7
3 Years                    $68                   $83                   $45                   $21
5 Years                    $88                   $99                   $77                   $37
10 Years                  $144                  $171                  $169                   $82

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

CLASS (INCEPTION DATE)       OPERATING PERFORMANCE     LESS DISTRIBUTIONS
                            ----------------------- -------------------------


                                                NET  DIVIDENDS
NORTH CAROLINA++        NET            REALIZED AND  FROM TAX-                      NET    TOTAL
                      ASSET              UNREALIZED     EXEMPT                    ASSET   RETURN
                      VALUE        NET  GAIN (LOSS)        NET  DISTRIBUTIONS     VALUE   ON NET
YEAR ENDING       BEGINNING INVESTMENT         FROM INVESTMENT   FROM CAPITAL       END    ASSET
MAY 31,           OF PERIOD  INCOME(B)  INVESTMENTS     INCOME          GAINS OF PERIOD VALUE(A)
--------------------------------------------------------------------------------------------------
CLASS A (3/86)
1997                 $10.05       $.54       $ .23       $(.54)         $  -     $10.28     7.79%
1996                  10.23        .55        (.18)       (.55)            -      10.05     3.67
1995                  10.08        .57         .15        (.57)            -      10.23     7.45
1994                  10.51        .57        (.42)       (.58)            -      10.08     1.30
1993                   9.97        .58         .55        (.59)            -      10.51    11.66
1992                   9.70        .60         .27        (.60)            -       9.97     9.30
1991                   9.46        .61         .24        (.61)            -       9.70     9.28
1990                   9.59        .61        (.13)       (.61)            -       9.46     5.16
1989                   8.93        .62         .66        (.62)            -       9.59    14.78
1988                   8.80        .62         .13        (.62)            -       8.93     8.77
CLASS B (2/97)
1997(c)               10.33        .12        (.06)       (.11)            -      10.28      .64
CLASS C (10/93)
1997                  10.03        .48         .23        (.48)            -      10.26     7.20
1996                  10.22        .49        (.18)       (.50)            -      10.03     3.01
1995                  10.06        .51         .16        (.51)            -      10.22     6.97
1994(c)               10.84        .32        (.78)       (.32)            -      10.06    (6.26)+
CLASS R (2/97)
1997(c)               10.27        .18         .01        (.18)            -      10.28     1.92
--------------------------------------------------------------------------------------------------
CLASS (INCEPTION DATE)               RATIOS/SUPPLEMENTAL DATA
                            ---------------------------------------------
                                              RATIO
                                             OF NET
                                         INVESTMENT
                               RATIO OF   INCOME TO
NORTH CAROLINA++               EXPENSES     AVERAGE
                  NET ASSETS TO AVERAGE  NET ASSETS
                      END OF  NET AFTER       AFTER  PORTFOLIO
YEAR ENDING       PERIOD (IN REIMBURSE-  REIMBURSE-   TURNOVER
MAY 31,           THOUSANDS)    MENT(B)     MENT(B)       RATE
--------------------------------------------------------------------------------------------------
CLASS A (3/86)
1997                $181,595        .93%       5.31%        23%
1996                 185,016        .90        5.32         54
1995                 191,850        .91        5.73         35
1994                 196,087        .89        5.41         21
1993                 169,944        .95        5.70         12
1992                 131,488        .98        6.10         17
1991                 108,917        .99        6.36         12
1990                  96,348        .94        6.40         34
1989                  87,539        .92        6.66         21
1988                  68,077        .83        6.93         75
CLASS B (2/97)
1997(c)                  271       1.62+       4.60+        23
CLASS C (10/93)
1997                   7,065       1.48        4.76         23
1996                   6,589       1.45        4.77         54
1995                   6,049       1.46        5.13         35
1994(c)                4,161       1.49+       4.65+        21
CLASS R (2/97)
1997(c)                  405        .66+       5.57+        23
--------------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship North Carolina.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $16 for the one year period, $51 for the three year period, $88 for the five year period, and $171 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP SOUTH CAROLINA MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 5/31/97

INCEPTION: July 6, 1993

NET ASSETS: $10.2 million

TOTAL RETURN (ANNUALIZED)

--------------------------------------------------------------------------------------------
                     CLASS A         CLASS A
               (OFFER PRICE)           (NAV)         CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year                 3.73%           8.28%           7.52%           7.73%           8.45%
Inception              4.04%           5.19%           4.57%           4.78%           5.23%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns as-sume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and since inception periods would be lower if you re-deemed at the end of those periods. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.


MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                19.0
Average Modified Duration        8.2

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                          AAA                     61%
                          AA                      18%
                          A                       14%
                          BBB/NR                   7%

INDUSTRY DIVERSIFICATION (TOP 6)

                           [PIE CHART APPEARS HERE]

                       Water & Sewer                 22%
                       General Obligations           17%
                       Education/Student Loans       14%
                       Municipal Appropriations      12%
                       Housing Facilities            11%
                       Other                         24%


                    EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                        CLASS A    CLASS B    CLASS C    CLASS R
------------------------------------------------------------------------------------------------
Sales Charge on Purchases                                 4.20%(1)       -          -          -
Sales Charge on Reinvested Dividends                          -          -          -          -
Contingent Deferred Sales Charge (CDSC) on Redemptions        -(1)      5%(2)      1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
----------------------------------------------------
Management Fees    0.55%    0.55%    0.55%    0.55%
12b-1 Fees         0.20%    0.95%    0.75%        -
Other Expenses     0.60%    0.60%    0.60%    0.60%
----------------------------------------------------
  Total (Gross)    1.35%    2.10%    1.90%    1.15%
Waivers/
Reimbursements    (0.76%)  (0.76%)  (0.76%)  (0.76%)
----------------------------------------------------
  Total (Net)      0.59%    1.34%    1.14%    0.39%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $48                   $53                   $12                    $4
3 Years                    $60                   $75                   $36                   $13
5 Years                    $74                   $85                   $63                   $22
10 Years                  $113                  $141                  $139                   $49

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

                           OPERATING PERFORMANCE    LESS DISTRIBUTIONS
CLASS (INCEPTION DATE)    -----------------------  ---------------------



SOUTH                                         NET
CAROLINA++            NET            REALIZED AND   DIVIDENDS  DISTRIBU-     NET    TOTAL
                    ASSET              UNREALIZED   FROM TAX-      TIONS   ASSET   RETURN
                    VALUE        NET  GAIN (LOSS)  EXEMPT NET       FROM   VALUE   ON NET
YEAR ENDING     BEGINNING INVESTMENT         FROM  INVESTMENT    CAPITAL  END OF    ASSET
MAY 31,         OF PERIOD  INCOME(B)  INVESTMENTS      INCOME      GAINS  PERIOD VALUE(A)
------------------------------------------------------------------------------------------
CLASS A (7/93)
1997                $9.28       $.51        $ .24       $(.50)      $  -   $9.53     8.28%
1996                 9.45        .48         (.15)       (.50)         -    9.28     3.53
1995                 9.20        .50          .25        (.50)         -    9.45     8.54
1994(c)              9.58        .42         (.38)       (.39)      (.03)   9.20      .15+
CLASS B (2/97)
1997(c)              9.61        .13         (.11)       (.11)         -    9.52      .20
CLASS C (2/97)
1997(c)              9.63        .13         (.13)       (.11)         -    9.52      .03
CLASS R (2/97)
1997(c)              9.60        .14         (.07)       (.13)         -    9.54      .75
------------------------------------------------------------------------------------------
                                     RATIOS/SUPPLEMENTAL DATA
CLASS (INCEPTION DATE)    -------------------------------------------------

                                                RATIO
                                               OF NET
                                 RATIO OF  INVESTMENT
SOUTH                            EXPENSES   INCOME TO
CAROLINA++                     TO AVERAGE     AVERAGE
                    NET ASSETS NET ASSETS  NET ASSETS
                        END OF      AFTER       AFTER  PORTFOLIO
YEAR ENDING             PERIOD REIMBURSE-  REIMBURSE-   TURNOVER
MAY 31,         (IN THOUSANDS)    MENT(B)     MENT(B)       RATE
------------------------------------------------------------------------------------------
CLASS A (7/93)
1997                   $ 9,629        .41%       5.36%        68%
1996                    10,534        .71        4.98         76
1995                     9,013        .40        5.54         87
1994(c)                  6,284        .40+       4.82+        88
CLASS B (2/97)
1997(c)                    160       1.09+       4.87+        68
CLASS C (2/97)
1997(c)                    420        .90+       4.86+        68
CLASS R (2/97)
1997(c)                     25        .14+       5.73+        68
------------------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship South Carolina.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."
(2) CDSC declines to 0% at the end of six years.
(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $14 for the one year period, $42 for the three year period, $73 for the five year period, and $141 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND

                  PERFORMANCE INFORMATION AS OF 5/31/97

INCEPTION: November 2, 1987

NET ASSETS: $273.3 million

TOTAL RETURN (ANNUALIZED)
-------------------------------------------------------------------------------

                     CLASS A         CLASS A
               (OFFER PRICE)            (NAV)        CLASS B         CLASS C         CLASS R
--------------------------------------------------------------------------------------------
1 Year                 3.18%           7.71%           7.07%           7.12%           7.58%
5 Years                5.76%           6.67%           6.08%           6.07%           6.64%
Inception              7.35%           7.83%           7.34%           7.23%           7.82%

Class A total returns reflect actual performance for all periods; Classes B, C and R total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for peri-ods prior to class inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. Class B total returns as-sume an ongoing investment and do not reflect the imposition of the CDSC; your returns for the 1 year and 5 year periods would be lower if you redeemed at the end of those periods. See Overview of Fund Operating Expenses and Share-holder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies for further information.


MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                19.3
Average Modified Duration        7.0

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

                          AAA/Pre-refunded        40%
                          AA                      24%
                          A                       18%
                          BBB/NR                  10%

INDUSTRY DIVERSIFICATION (TOP 6)

                           [PIE CHART APPEARS HERE]

                          Pollution Control       19%
                          Health Care/Hospitals   17%
                          General Obligations     14%
                          Escrowed Bonds          14%
                          Housing Facilities       9%
                          Other                   27%


                    EXPENSE INFORMATION AS OF 5/31/97

SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
(Maximum, as % of Offering Price)

                                                  CLASS A CLASS B CLASS C CLASS R
---------------------------------------------------------------------------------
Sales Charge on Purchases                        4.20%(1)       -       -       -
Sales Charge on Reinvested Dividends                    -       -       -       -
Contingent Deferred Sales Charge (CDSC) on
Redemptions                                         - (1)   5%(2)   1%(3)       -

OVERVIEW OF FUND OPERATING EXPENSES (4)
-------------------------------------------------------------------------------
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
----------------------------------------------------------------------------------------------
Management Fees          0.54%                0.54%                0.54%                0.54%
12b-1 Fees               0.20%                0.95%                0.75%                    -
Other Expenses           0.10%                0.10%                0.10%                0.10%
----------------------------------------------------------------------------------------------
 Total (Gross)           0.84%                1.59%                1.39%                0.64%
Waivers/
Reimbursements          (0.04%)              (0.04%)              (0.04%)              (0.04%)
----------------------------------------------------------------------------------------------
 Total (Net)             0.80%                1.55%                1.35%                0.60%

SUMMARY OF SHAREHOLDER EXPENSES (5)
-------------------------------------------------------------------------------
The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 Year                     $50                   $55                   $14                    $6
3 Years                    $66                   $81                   $43                   $19
5 Years                    $85                   $96                   $74                   $33
10 Years                  $137                  $164                  $162                   $75

                                      ---

                             FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual re-port which has been audited by Deloitte & Touche LLP, the fund's independent auditors. For a free copy of the fund's latest annual and/or semi-annual re-ports, write to Nuveen or call (800) 621-7227.

                                  OPERATING PERFORMANCE      LESS DISTRIBUTIONS
CLASS (INCEPTION DATE)            ----------------------  ------------------------
                                                     NET
                                                REALIZED
TENNESSEE++                   NET                    AND   DIVIDENDS                   NET    TOTAL
                            ASSET             UNREALIZED   FROM TAX-                 ASSET   RETURN
                            VALUE        NET GAIN (LOSS)  EXEMPT NET DISTRIBUTIONS   VALUE   ON NET
YEAR ENDING             BEGINNING INVESTMENT        FROM  INVESTMENT  FROM CAPITAL  END OF    ASSET
MAY 31,                 OF PERIOD  INCOME(B) INVESTMENTS      INCOME         GAINS  PERIOD VALUE(A)
-----------------------------------------------------------------------------------------------------
CLASS A (11/87)
1997                       $10.83       $.59       $ .23      $(.59)          $  -  $11.06     7.71%
1996                        11.01        .59        (.18)      (.59)             -   10.83     3.78
1995                        10.78        .60         .23       (.60)             -   11.01     8.04
1994                        11.23        .61        (.43)      (.61)          (.02)  10.78     1.55
1993                        10.56        .62         .68       (.63)             -   11.23    12.60
1992                        10.34        .65         .22       (.65)             -   10.56     8.66
1991                        10.09        .67         .26       (.67)          (.01)  10.34     9.73
1990                        10.26        .67        (.15)      (.67)          (.02)  10.09     5.53
1989                         9.65        .68         .60       (.67)             -   10.26    13.89
1988(c)                      9.58        .35         .09       (.37)             -    9.65     7.50+
CLASS B (2/97)
1997(C)                     11.14        .14        (.09)      (.13)             -   11.06      .42
CLASS C (10/93)
1997                        10.82        .53         .23       (.53)             -   11.05     7.12
1996                        11.00        .53        (.18)      (.53)             -   10.82     3.22
1995                        10.78        .54         .22       (.54)             -   11.00     7.35
1994(c)                     11.61        .35        (.83)      (.34)          (.01)  10.78    (5.92)+
CLASS R (2/97)
1997(C)                     11.09        .20        (.05)      (.20)             -   11.04     1.40
                                 RATIOS/SUPPLEMENTAL DATA
CLASS (INCEPTION DATE)  ---------------------------------------------
                                                   RATIO
                                                   OF NET
                                     RATIO OF  INVESTMENT
                                     EXPENSES   INCOME TO
TENNESSEE++                        TO AVERAGE     AVERAGE
                        NET ASSETS NET ASSETS  NET ASSETS
                            END OF      AFTER       AFTER  PORTFOLIO
YEAR ENDING             PERIOD (IN REIMBURSE-  REIMBURSE-   TURNOVER
MAY 31,                 THOUSANDS)    MENT(B)     MENT(B)       RATE
-----------------------------------------------------------------------------------------------------
CLASS A (11/87)
1997                      $257,475        .85%       5.35%        23%
1996                       250,886        .88        5.30         38
1995                       241,778        .89        5.64         23
1994                       236,230        .76        5.42         17
1993                       191,811        .88        5.66         15
1992                       126,833        .84        6.18         35
1991                        92,431        .76        6.60         30
1990                        73,752        .78        6.57         56
1989                        62,048        .62        6.80         50
1988(c)                     23,725        .47+       6.35+        23
CLASS B (2/97)
1997(C)                        537       1.37+       4.72+        23
CLASS C (10/93)
1997                        15,049       1.40        4.80         23
1996                        15,483       1.43        4.75         38
1995                        12,494       1.44        5.08         23
1994(c)                     10,652       1.23+       4.80+        17
CLASS R (2/97)
1997(C)                        248        .46+       5.75+        23

-------------------------------------------------------------------------------

+ Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Tennessee.

(a) Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor, Flagship Financial.

(c) From commencement of class operations as noted.

NOTES:

(1) The Class A sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase. See "How to Select a Purchase Option."

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permit-ted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. If you did not redeem Class B shares at the end of each holding period, your expenses would have been $16 for the one year period, $49 for the three year period, $84 for the five year period, and $164 for the ten year period. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                      ---

FUND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY
The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.


HOW THE FUNDS SELECT INVESTMENTS

TAX-FREE MUNICIPAL BONDS
The funds invest substantially all of their assets (at least 80%) in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be re-paid from any revenue source; revenue bonds may be repaid only from the reve-nues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds purchase only quality municipal bonds that are either rated invest-ment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' in-vestment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to re-duce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the rat-ings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY
The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects mu-nicipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The ad-viser then monitors each fund's portfolio to assure that municipal bonds pur-chased continue to represent over time, in its opinion, the best values avail-able.

PORTFOLIO MATURITY
Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an in-vestment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

PORTFOLIO TURNOVER
A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover rela-tively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

DELAYED DELIVERY TRANSACTIONS
Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securities are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.


                                      ---

RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obliga-tion to make interest and principal payments. In general, lower rated munici-pal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current in-come, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regula-tory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the Alabama, Georgia, Louisiana, North Carolina and South Carolina Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Tennessee Fund described in this prospectus, which is a diversified fund.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS
The funds have adopted certain investment limitations (based on total fund as-sets) designed to limit your investment risk and maintain portfolio diversifi-cation. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;
  and

 . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Tennessee Fund also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES
Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market con-ditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strate-gies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES
Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.
INVESTING IN THE FUNDS

HOW TO BUY FUND SHARES

You may open an account with $3,000 per fund share class and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. Purchases through sponsors of fee-based programs meeting certain criteria, as described in the statement of additional information, may be eligible for lower minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will re-ceive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER
You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial ad-visers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments con-tinue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can re-fer you to one in your area.

                                      ---

BUYING SHARES BY MAIL
You may also open an account and purchase shares by mail by completing the en-closed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or in-crease minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

HOW TO SELECT A PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your in-vestment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES
You may buy Class A shares at their public offering price on the day of pur-chase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for pro-viding you with ongoing service.

The following Class A sales charges and commissions apply to all funds de-scribed in this prospectus:

CLASS A SALES CHARGES AND COMMISSIONS

-------------------------------------------------------------------------------------------
                                                                                 AUTHORIZED
                                                                                     DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                              AS % OF                                               AS % OF
                               PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
PURCHASE AMOUNT                 PRICE                 INVESTMENT                      PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                       4.38%                      3.70%
    $50,000-100,000            4.00                         4.18                       3.50
   $100,000-250,000            3.50                         3.63                       3.00
   $250,000-500,000            2.50                         2.56                       2.00
 $500,000-1,000,000            2.00                         2.04                       1.50
$1,000,000 and over           --(1)                           --                      --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized deal-ers and may pay them the full applicable sales charge as a commission. In ad-dition, Nuveen may provide support to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen may also make ongoing payments to authorized dealers to facilitate the market-ing and administration of new and existing shareholder accounts, including payments for advertising. The statement of additional information contains further information about these programs.

OTHER SALES CHARGE DISCOUNTS
Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

 . Rights of Accumulation

 . Letter of Intent

 . Group Purchase

Sales Charge Waivers

 . Nuveen Unit Trust Reinvestment

 . Purchases using Redemptions from Unrelated Funds

 . Fee-Based Programs

 . Bank Trust Departments

 . Certain Employees of Nuveen or Authorized Dealers

                                      ---

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES
You may buy Class B shares at their public offering price on the day of pur-chase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.75% an-nual distribution fee which compensates Nuveen for paying your financial ad-viser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after pur-chase. Class B shares will convert only if the fund is assured that the con-version does not generate tax consequences for investors, based upon the opin-ion of outside counsel or the written assurance of the IRS.

CLASS B CONTINGENT DEFERRED SALES CHARGE
If you redeem Class B shares within six years of purchase, you will be as-sessed a contingent deferred sales charge (CDSC) based upon the following schedule:

                                      DURING YEAR
---------------------------------------------------------------------------------------------------------------
              1               2               3               4               5               6              7+
---------------------------------------------------------------------------------------------------------------
CDSC         5%              4%              4%              3%              2%              1%              0%

The CDSC is calculated on the lower of your purchase price or redemption pro-ceeds.

BUYING CLASS C SHARES
You may buy Class C shares at their public offering price on the day of pur-chase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% an-nual distribution fee which compensates Nuveen for paying your financial ad-viser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be as-sessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

Under limited circumstances, you may purchase Class R shares at their net as-set value on the day of purchase. In order to qualify, you must be eligible under one of the programs described under "Other Sales Charge Discounts" above to purchase Class A shares without a sales charge (excluding Unit Trust rein-vestment) or meet certain other purchase size criteria. Please refer to the statement of additional information for further information. There are no sales charges or ongoing fees. Class R shares have lower ongoing expenses than Class A shares.

HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC were applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER
You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on rec-ord. If you have established electronic funds transfer privileges on your ac-count, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your re-quest by having your redemption proceeds wired directly into your bank ac-count. See "Fund

Direct--Electronic Funds Transfer" below.

Nuveen, the transfer agent, or the fund will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immedi-ately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL
You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the ad-
  dress of record;
                                      17---

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC
When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that rep-resent an increase in the value of your fund account due to capital apprecia-tion, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as de-scribed in the statement of additional information.

ACCOUNT MINIMUMS
From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written no-tice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in an-other Nuveen national or state mutual fund. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the ad-dress listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are ex-changing. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of determin-ing any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING
The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the ex-tent required by law.

OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT
Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate sec-tion of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Be-cause you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous in-vestment regardless of fluctuating price levels, you should consider your fi-nancial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

                                      ---

THE POWER OF SYSTEMATIC INVESTING
The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

THE POWER OF SYSTEMATIC INVESTING

LOGO

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to re-ceive payments monthly, quarterly, semi-annually or annually and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares, you may reinvest all or part of your redemption proceeds in shares of the same class up to one year later without incurring any applicable sales charges, and your prior holding period will be reinstated for the purpose of determining applicable sales charges. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of ex-ercising your reinstatement privilege.

FUND DIRECT-ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation or the Account Update Form. If you need additional copies of these forms, or would like assistance completing them, contact your financial ad-viser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

In addition, if you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be sent by Federal Reserve wire directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular tele-phone redemption via Fund Direct, the fund may charge you a fee for this expe-dited service.

DIVIDENDS AND TAXES

HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares of the same share class unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of the same share class of another Nuveen mu-tual fund. If you wish to do so, complete the appropriate section of the ac-count application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS
Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

                                      ---

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in mu-nicipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE
If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a por-tion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or ex-change fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

REDEEMING SHARES HELD LESS THAN SIX MONTHS
If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION
In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be tax-able as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free in-come is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

If you are subject to the alternative minimum tax, a portion of your regular monthly dividends may be taxable.

                                      ---

TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                              Tax-Free Yield

TAX RATE         4.00%               4.50%               5.00%                5.50%                6.00%
--------------------------------------------------------------------------------------------------------
28.0%            5.56%               6.25%               6.94%                7.64%                8.33%
31.0%            5.80%               6.52%               7.25%                7.97%                8.70%
36.0%            6.25%               7.03%               7.81%                8.59%                9.37%
39.6%            6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

GENERAL INFORMATION

HOW TO CONTACT NUVEEN


GENERAL INFORMATION
If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS
If you are calling to purchase or redeem shares, request an exchange or con-duct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

Nuveen Mutual Funds

P.O. Box 5330

Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are open-ing a new account; if you are adding to an existing account, Nuveen will as-sume you wish to buy more shares of the class you already own.

FUND SERVICE PROVIDERS


INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The funds' Board of Trustees oversees the activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approxi-mately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus:

MANAGEMENT FEES

------------------------------------------------------------------------------
AVERAGE DAILY NET ASSET VALUE                                   MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $125 million                                             0.5500%
For the next $125 million                                              0.5375%
For the next $250 million                                              0.5250%
For the next $500 million                                              0.5125%
For the next $1 billion                                                0.5000%
For assets over $2 billion                                             0.4750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS
Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfo-lio managers of Nuveen Advisory and meets regularly to review economic condi-tions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the ex-ecution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael Davern is the portfolio manager for the Alabama and Georgia Funds. Mr. Davern has managed these funds since 1994, first as a Vice President of Flag-ship Financial Inc., the funds' prior investment adviser, and then as a Vice President of Nuveen Advisory after the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Walter Parker is the portfolio manager for the North Carolina, South Carolina, and Tennessee Funds. Mr. Parker has managed these funds since 1995, and since 1994 had been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, un-til becoming a Vice President of Nuveen Advisory upon the acquisition of Flag-ship Resources Inc. by The John Nuveen Company in January 1997. Jan

                                      ---

Terbreuggen is the portfolio manager for the Louisiana Fund. Mr. Terbrueggen has managed the fund as a Vice President of Flagship Financial Inc., the funds' prior investment adviser, since 1992, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR
John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of each class of shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.75% distribution fee on the av-erage daily net assets of Class B shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.55% distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees, and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of the record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT
The funds have appointed Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509, as the transfer agent responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative serv-ices in connection with the maintenance of shareholder accounts.

HOW THE FUNDS REPORT PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar in-vestment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publi-cations. See the statement of additional information for a more detailed dis-cussion.

You may find more information about each fund's performance in its annual re-port. Call Nuveen at (800) 621-7227 for a free copy.

HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, sub-tracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for mu-nicipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

ORGANIZATION

The Trust is an open-end investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfo-lio of investments and the shares of each class have equal rights as to vot-ing, redemption, dividends and liquidation. However, each class bears differ-ent sales charges and service fees.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

APPENDIX

SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an in-vestment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further in-formation.

ALABAMA

The industrialization of Alabama's economy over the past two decades has re-sulted in a manufacturing sector that represents just over a quarter of the state's gross product and 21.7% of employment. In recent years, the importance of the service sector has grown as regional concentrations such as the medical
complex in Birmingham and the high technol     -

                                      ---
ogy research center at Huntsville stimulate growth. The trade and service sec-tors have provided 75% of job growth in recent years.

The state's unemployment rate was 4.5% in June 1997. Per capita income growth significantly outpaced the national average during the period from 1980 to 1990. However, personal income in the state remains below the national median at $20,055, about 82% of the U.S. per capita average.

Moody's gives Alabama general obligation bonds an Aa rating while Standard & Poor's gives them an AA rating.

Tax Treatment.
The Alabama Fund's regular monthly dividends will not be subject to Alabama personal income taxes to the extent they are paid out of income earned on Ala-bama municipal bonds or U.S. government securities. You will be subject to Al-abama personal income taxes, however, to the extent the Alabama Fund realizes any taxable income or capital gains even if such income or gains are not dis-tributed to you as dividends, or if you sell or exchange Alabama Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Alabama Fund is similar to that described above.

GEORGIA

One of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth as a result of the State's stable and broad-based trade and service economy, low average cost of living, and extensive transportation infrastructure. This economic growth as well as the State's healthy financial position were recognized in the State's recent rating upgrade from AA+ to AAA by Standard & Poor's.

The State's unemployment level is low at 4.4% in June, 1997, down from 5.1% in June of 1996. Per capita income is $22,709, which is about 94% of the national average and 104% of the region.

Georgia's tight financial policies and conservative management have resulted in a substantial operating surplus of $476 million and an unreserved general fund balance of $621 million in fiscal 1996. The large surplus enabled the State to increase reserves for debt service and expand the fiscal 1997 budget. As of July 31, 1997, Georgia's general obligation debt carries triple-A rat-ings from Standard & Poor's, Moody's, and Fitch.

Tax Treatment.
The Georgia Fund's regular monthly dividends will not be subject to Georgia personal income taxes to the extent they are paid out of income earned on Georgia municipal bonds or U.S. government securities. You will be subject to Georgia personal income taxes, however, to the extent the Georgia Fund dis-tributes any taxable income or realized capital gains, or if you sell or ex-change Georgia Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Georgia Fund is similar to that described above.

LOUISIANA

Louisiana's economic base has experienced some improvement after the recession of the 1980's. Per capita personal income has improved and was $19,824 in 1996, but remains flat at about 80% of the national average. The annual aver-age unemployment rate for the State in 1996 was 6.7%, well above the national average of 5.4%. Employment projections show increases of approximately 2% an-nually, with 66,000 additional jobs expected in the next two years.

The State possesses natural resources which have played a significant role in driving the economy. Chemicals provide the largest employment in the manufac-turing industry. Tourism is the second largest industry in the state, adding $6.6 billion to the economy and generating $450 million in state and local taxes by the end of 1995. Louisiana will continue to rely on the gaming indus-try, despite a sector employment drop of about 4% in 1996 due to the consoli-dation and downsizing of hotels and casinos.

Financial operations have stabilized somewhat in recent years. The General Fund ending balance increased 36% from fiscal year 1995 to fiscal year 1996. Debt service comprises approximately 4% of State expenditures. Debt levels have moderated, declining approximately 42% since extremely high levels in 1987. This decline is partly due to the recent retirement and defeasement of bonds once issued by the Louisiana Recovery District to recover deficits expe-rienced in the 1980's.

The State of Louisiana general obligation bond ratings by Standard & Poor's and Fitch are A- and A, respectively. Moody's revised Louisiana's general ob-ligation rating from Baa1 to A3 in March of 1997.

Tax Treatment.
The Louisiana Fund's regular monthly dividends will not be subject to Louisi-ana personal income tax to the extent they are paid out of income earned on Louisiana municipal obligations or U.S. government securities. You will be subject to Louisiana personal income tax, however, to the extent the Louisiana Fund distributes any taxable income or realized capital gains, or if you sell or exchange Louisiana Fund shares and realize capital gain on the transaction.

The treatment of corporate shareholders of the Louisiana Fund is similar to that described above.

NORTH CAROLINA

North Carolina's economy continues to grow and diversify. The State ranks among the top ten states in economic growth, as measured by employment, popu-lation, and personal income growth. While manufacturing remains the State's major employment sector, the services and retail trade sectors also supply a significant percentage of employment. Growth in the high-technology sector has helped diversify the State's economy and also has helped offset recent employ-ment losses in the textile, apparel, and tobacco industries.

The State's unemployment rate was 3.6% in June 1997, below the national aver-age of 5.0% in June 1997 and down

                                      ---
from the State's 4.3% rate in June 1996. Per capita income grew to $22,010 in 1996 but remains below the national average of $24,731.

The State has implemented sound financial policies and maintains low debt lev-els. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. These conservative policies, combined with the State's economic recovery, re-sulted in budget surpluses in each fiscal year 1992-1996. In February 1997, Moody's, Standard & Poor's, and Fitch confirmed their respective triple-A rat-ings for the State.

Tax Treatment.
The North Carolina Fund's regular monthly dividends will not be subject to North Carolina personal income taxes to the extent they are paid out of income earned on North Carolina municipal bonds or obligations of the U.S. govern-ment. You will be subject to North Carolina personal income taxes, however, to the extent the North Carolina fund distributes any taxable income or realized capital gains, or if you sell or exchange North Carolina Fund shares and real-ize a capital gain on the transaction.

The treatment of corporate shareholders of the North Carolina Fund is similar to that described above.

SOUTH CAROLINA

Though still reliant on the textile industry, South Carolina's economy has di-versified into other areas such as trade, services, and durable goods manufac-turing. While not a wealthy state, employment growth has outpaced the national growth rate. Steady economic gains are expected to continue. The strength of the job market, combined with low housing costs and the State's attractive climate, are expected to continue to attract new residents.

The State's June 1997 unemployment rate of 5.1% stands slightly above the 5.0% national level. Per capita income was $19,755 in 1996, equal to about 81% of the national average with personal income growth exceeding the national growth rate.

South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. The Constitution also requires the government to set aside 3% of general fund revenues in a General Reserve Fund and 2% in a Capital Reserve Fund as a hedge against any year end deficit. This sound fis-cal policy allowed South Carolina to end fiscal 1996 with a general fund bal-ance of $285 million, $26 million over fiscal 1995. As of July 31, 1997, South Carolina's general obligation debt carries triple-A ratings from Standard & Poor's, Moody's and Fitch.

Tax Treatment.
The South Carolina Fund's regular monthly dividends will not be subject to South Carolina personal income taxes to the extent they are paid out of income earned on South Carolina municipal bonds or U.S. government securities. You will be subject to South Carolina personal income taxes, however, to the ex-tent the South Carolina Fund distributes any taxable income or realized capi-tal gains, or if you sell or exchange South Carolina Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the South Carolina Fund is similar to that described above.

TENNESSEE

Tennessee's economy has diversified over the past several years. Traditionally a manufacturing state, Tennessee has shifted toward services and trade indus-tries. Tennessee's average annual unemployment rate in 1996 was 5.2%, compared to the national average rate of 5.4%. The state's population has grown stead-ily by approximately 1% annually. Personal income grew over 87% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $21,764 in 1996.

Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Taxes represent the largest source of governmental revenues, comprising 50.3% of revenues in 1996. At 1996 fiscal year end, general obligation debt in Tennessee totaled $634.7 million. Tennessee's solid fiscal budget management is reflected in its general obliga-tion ratings of Aaa/AA+/AAA by Moody's, Standard & Poor's and Fitch, respectively.

Tax Treatment.
The Tennessee Fund's regular monthly dividends will not be subject to Tennes-see personal income taxes to the extent they are paid out of income earned on or capital gains realized from the sale of Tennessee municipal bonds or U.S. government securities. You will be subject to Tennessee personal income taxes, however, to the extent the Tennessee Fund distributes any taxable income or realized capital gains on other securities. You will not be subject to Tennes-see personal income taxes if you sell or exchange Tennessee Fund shares.

The treatment of corporate shareholders of the Tennessee fund differs from that described above.

                                      ---

Nuveen Family of Mutual Funds

Nuveen's family of funds offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

GROWTH AND INCOME FUNDS
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund


MUNICIPAL BOND FUNDS

National Funds

Long-term

Insured Long-term

Intermediate-term

Limited-term


State Funds

Alabama             Kentucky/3/            New York/1/

Arizona             Louisiana              North Carolina

California/1/       Maryland               Ohio

Colorado            Massachusetts/1/       Pennsylvania

Connecticut         Michigan               South Carolina

Florida/2/          Missouri               Tennessee

Georgia             New Jersey/2/          Virginia

Kansas              New Mexico             Wisconsin

1.  Long-term and insured long-term portfolios.
2.  Long-term and intermediate-term portfolios.
3.  Long-term and limited-term portfolios.


Nuveen Family of Municipal Bond Funds

           [MAP APPEARS HERE]



NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

                                                         SEPTEMBER 26, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST III

NUVEEN FLAGSHIP ALABAMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LOUISIANA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP SOUTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust III dated September 26, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 621-7227.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-12
Investment Adviser and Investment Management Agreement..................... S-23
Portfolio Transactions..................................................... S-24
Net Asset Value............................................................ S-25
Tax Matters................................................................ S-25
Performance Information.................................................... S-33
Additional Information on the Purchase and Redemption of Fund Shares....... S-40
Distribution and Service Plan.............................................. S-46
Independent Public Accountants and Custodian............................... S-48
Financial Statements....................................................... S-48
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports; each is included herein by reference. The Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Georgia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the North Carolina Municipal Bond Fund, and the Tennessee Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust III. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Flagship Alabama Municipal Bond Fund (formerly the

Flagship Alabama Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Georgia Municipal Bond Fund (formerly the Flagship Georgia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Louisiana Municipal Bond Fund (formerly the Flagship Louisiana Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship North Carolina Municipal Bond Fund (formerly the Flagship North Carolina Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship South Carolina Municipal Bond Fund (formerly the Flagship South Carolina Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Tennessee Municipal Bond Fund (formerly the Flagship Tennessee Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.

However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), and for the 1997 year-end, as indicated, were:

                                                                        FISCAL
                                                                         YEAR
                                                                       1996 1997
                                                                       ---- ----
      Nuveen Flagship Alabama Municipal Bond Fund..................... 42%  72%
      Nuveen Flagship Georgia Municipal Bond Fund..................... 59%  39%
      Nuveen Flagship Louisiana Municipal Bond Fund................... 26%  25%
      Nuveen Flagship North Carolina Municipal Bond Fund.............. 54%  23%
      Nuveen Flagship South Carolina Municipal Bond Fund.............. 76%  68%
      Nuveen Flagship Tennessee Municipal Bond Fund................... 38%  23%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ALABAMA

  The industrialization of Alabama's economy over the past two decades has resulted in a manufacturing sector that represents just over a quarter of the State's gross product and 21.7% of employment. Nine consecutive years of private sector capital investment exceeding $2 billion annually has also left the State's manufacturing facilities modernized and more competitive in the domestic and world markets. In recent years, the importance of the service sector has grown as regional concentrations such as the medical complex in Birmingham and the high technology research center at Huntsville stimulate growth. The trade and service sectors have provided 75% of job growth in recent years.

  The State's unemployment rate fell from 8.0% in 1994 to 4.5% in June 1997. Alabama enjoyed a 25.9% increase in per capita income from 1990-94 outstripping the 15.4% national growth during the same period. Per capita income growth also significantly outpaced the national average during the period from 1980 to 1990. However, personal income in the State remains below the national median at about 82% of the U.S. per capita average.

  Moody's gives Alabama general obligation bonds an Aa rating while S&P's given them an AA rating.

FACTORS PERTAINING TO GEORGIA

  One of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/service economy, low average cost of living, and extensive transportation infrastructure. According to S&P, the 1996 Olympic games represented a sizable bubble on the State's economic trend line, however, to date no significant drop-off from the State's pre-Olympic trend line has occurred. This economic growth as well as the State's healthy financial position were recognized in the State's recent rating upgrade from AA+ to AAA by S&P.

  The State's unemployment level is low at 4.4% in June, 1997, down from 5.1% in June of 1996. On a per capita basis, personal income is $22,709, equal to about 94% of the national average and 104% of the region.

  Georgia's tight financial policies and conservative management have resulted in a substantial operating surplus of $476 million and an unreserved general fund balance of $621 million in fiscal 1996. The large surplus enabled the State to increase reserves for debt service and expand the fiscal 1997 budget. As of July 31, 1997, Georgia's general obligation debt carries triple-A ratings from S&P, Moody's, and Fitch.

FACTORS PERTAINING TO LOUISIANA

  Louisiana's economic base has experienced some improvement after the recession of the 1980's. Population has increased approximately 3% since 1990 after ten years of zero growth. Per capita personal income has improved and was $19,824 in 1996, but remains flat at about 80% of the national average. The annual average unemployment rate for the State in 1996 was 6.7%, well above the national average of 5.4%. Employment projections show increases of approximately 2% annually, with 66,000 additional jobs expected in the next two years. Single family housing construction grew approximately 1.5% in 1996.

  The State possesses natural resources which have played a significant role in driving the economy. Louisiana is the second largest petroleum refining producer and the third largest producer of chemical products in the nation. In the next year $700 million will be invested in three Direct Reduction Iron facilities. Chemicals provide the largest employment in the manufacturing industry. Tourism is the second largest industry in the State, adding $6.6 billion to the economy and generating $450 million in state and local taxes by the end of 1995. Louisiana will continue to rely on the gaming industry, despite a sector employment drop of about 4% in 1996 due to the consolidation and downsizing of hotels and casinos.

  Financial operations have stabilized somewhat in recent years. The General Fund ending balance increased 36% from fiscal year 1995 to fiscal year 1996. The State's primary revenue sources are federal grants 27%, other taxes and revenues 16%, pension trust revenues 15%, and state sales and use taxes 13%. Federal grants declined 9.3% due to Medicaid funding reductions. The State's primary expenditures are for health and hospitals 32%, education 18%, colleges and universities 14%. Debt service comprises approximately 4% of State expenditures. Debt levels have moderated, declining approximately 42% since extremely high levels in 1987. This decline is partly due to the recent retirement and defeasement of bonds once issued by the Louisiana Recovery District to recover deficits experienced in the 1980's.

  The State of Louisiana general obligation bond rating by S&P and Fitch are A-and A, respectively. Moody's revised Louisiana's general obligation rating from Baa1 to A3 in March of 1997.

FACTORS PERTAINING TO NORTH CAROLINA

  North Carolina's economy continues to grow and diversify. The State ranks among the top ten states in terms of economic growth, as measured by employment, population, and personal income growth. While manufacturing remains the State's major employment sector, the services and retail trade sectors also supply a significant percentage of employment. Growth in the high-technology sector has helped diversify the State's economy and has also helped offset recent employment losses in the textile, apparel, and tobacco industries.

  The State's unemployment rate was 3.6% in June 1997, below the national average of 5.0% in June 1997 and down from the 4.3% rate for the State in June 1996. Per capita income grew from $13,716 in 1987 to $22,010 in 1996 but remains below the national average of $24,231.

  The State has implemented sound financial policies and maintains low debt levels. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. These conservative policies, combined with the State's economic recovery, resulted in budget surpluses in each fiscal year 1992-1996. In February 1997, Moody's, S&P, and Fitch confirmed their respective triple-A ratings for the State.

FACTORS PERTAINING TO SOUTH CAROLINA

  Though still reliant on the textile industry, South Carolina's economy has diversified into other areas such as trade, services, and durable goods manufacturing. While not a wealthy state, employment growth has outpaced the national growth rate. Steady economic gains are expected to continue as local companies' expansion plans should contribute to future growth. The strength of the job market, combined with low housing costs and the State's attractive climate are expected to continue to attract new residents.

  The State's June 1997 unemployment rate (5.1%) stands slightly above the 5.0% national level. On a per capita basis, personal income was $19,755 in 1996, equal to about 81% of the national average with personal income growth exceeding the national rate.

  South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. Each quarter the State Budget and Control Board must monitor revenues and lower appropriations in the event the State projects a deficit after the first or second quarters. The Constitution also requires the government to set aside 3% of general fund revenues in a General Reserve Fund and 2% in a Capital Reserve Fund as a hedge against any year end deficit. During the fiscal year, the State must fund its operating expenses with the Capital Reserve Fund moneys before resorting to any cuts in an effort to meet projected deficits. At the end of the year, the legislature may apply both funds to any deficit but any moneys taken from the General Reserve must be replaced within 3 years. This sound fiscal policy allowed South Carolina to end fiscal 1996 with a general fund balance of $285 million, $26 million over fiscal 1995. As of July 31, 1997, South Carolina's general obligation debt carries triple-A ratings from S&P, Moody's, and Fitch.

  The State recently revised its school bond intercept program. Under the new legislation, the State may divert state aid funds directly to the paying agent to pay debt service upon notification from a school district of an imminent default. Previously, the State could divert funds only after a default had occurred.

FACTORS PERTAINING TO TENNESSEE

  Tennessee's economy has diversified over the past several years. Traditionally a manufacturing state, Tennessee has shifted toward services and trade industries. Tennessee's average annual unemployment rate in 1996 was 5.2%, compared to the nation's average rate of 5.4%. Tennessee's unemployment rate has remained below the national average since 1989. The State's population has grown steadily by approximately 1% annually. Personal income grew over 87% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $21,764 in 1996.

  Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Taxes represent the largest source of governmental revenues, comprising 50.3% of revenues in 1996. Tax collections increased 4.6% from 1995 due primarily to sales tax revenue growth. Total governmental expenditures increased 2.2% from 1995, as education funding was enhanced by 3.7%. Tennessee's Rainy Day Fund is stable at approximately $101 million. Debt levels are manageable. At 1996 fiscal year end, general obligation debt in Tennessee totaled $634.7 million. Tennessee's solid fiscal budget management is reflected in its general obligation ratings of Aaa/AA+/AAA by Moody's, S&P and Fitch, respectively.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

SHORT-TERM SECURITIES

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities ("temporary investments"). Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                              POSITIONS
                             AND OFFICES             PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE  WITH TRUST              DURING PAST FIVE YEARS
----------------        ---  -----------             ----------------------
Timothy R.              48  Chairman and  Chairman since July 1, 1996 of The John
 Schwertfeger*               Trustee       Nuveen Company, John Nuveen & Co.
 333 West Wacker Drive                     Incorporated, Nuveen Advisory Corp. and
 Chicago, IL 60606                         Nuveen Institutional Advisory Corp.; prior
                                           thereto Executive Vice President and
                                           Director of The John Nuveen Company, John
                                           Nuveen & Co. Incorporated, Nuveen Advisory
                                           Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October
                                           1992).
Anthony T. Dean*        52  President and President since July 1, 1996 of The John
 333 West Wacker Drive       Trustee       Nuveen Company, John Nuveen & Co.
 Chicago, IL 60606                         Incorporated, Nuveen Advisory Corp. and
                                           Nuveen Institutional Advisory Corp.; prior
                                           thereto, Executive Vice President and
                                           Director of The John Nuveen Company, John
                                           Nuveen & Co. Incorporated, Nuveen Advisory
                                           Corp. (since October 1992) and Nuveen
                                           Institutional Advisory Corp. (since October
                                           1992).
Robert P. Bremner       56  Trustee       Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015
Lawrence H. Brown       63  Trustee       Retired (August 1989) as Senior Vice
 201 Michigan Avenue                       President of The Northern Trust Company.
 Highwood, IL 60040
Anne E. Impellizzeri    64  Trustee       President and Chief Executive Officer of
 3 West 29th Street                        Blanton-Peale Institute of Religion and
 New York, NY 10001                        Health.
Peter R. Sawers         64  Trustee       Adjunct Professor of Business and Economics,
 22 The Landmark                           University of Dubuque, Iowa; Adjunct
 Northfield, IL 60093                      Professor, Lake Forest Graduate School of
                                           Management, Lake Forest, Illinois;
                                           Chartered Financial Analyst; Certified
                                           Management Consultant.

                        POSITIONS
                       AND OFFICES              PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST              DURING PAST FIVE YEARS
----------------  ---  -----------              ----------------------
William J.        53  Trustee        Senior Partner, Miller-Valentine Partners,
 Schneider                            Vice President, Miller-Valentine Group.
 4000 Miller-
 Valentine
 Ct.
 P.O. Box 744
 Dayton, OH
 45401
Judith M.         49  Trustee        Executive Director, Gaylord and Dorothy
 Stockdale                            Donnelley Foundation (since 1994); prior
 35 E. Wacker                         thereto, Executive Director, Great Lakes
 Drive                                Protection Fund (from 1990 to 1994).
 Suite 2600
 Chicago, IL
 60601
Bruce P.          57  Executive Vice Executive Vice President of John Nuveen &
 Bedford               President      Co. Incorporated, Nuveen Advisory Corp. and
 333 West                             Nuveen Institutional Advisory Corp. (since
 Wacker Drive                         January 1997); prior thereto, Chairman and
 Chicago, IL                          CEO of Flagship Resources Inc. and Flagship
 60606                                Financial Inc. and the Flagship funds.
Michael S.        40  Vice President Vice President of Nuveen Advisory Corp.
 Davern                               (since January 1997); prior thereto, Vice
 One South                            President and Portfolio Manager of Flagship
 Main Street                          Financial.
 Dayton, OH
 45402
William M.        33  Vice President Vice President of Nuveen Advisory Corp.
 Fitzgerald                           (since December 1995); Assistant Vice
 333 West                             President of Nuveen Advisory Corp. (from
 Wacker Drive                         September 1992 to December 1995), prior
 Chicago, IL                          thereto, Assistant Portfolio Manager of
 60606                                Nuveen Advisory Corp.
Kathleen M.       50  Vice President Vice President of John Nuveen & Co.
 Flanagan                             Incorporated, Vice President (since June
 333 West                             1996) of Nuveen Advisory Corp. and Nuveen
 Wacker Drive                         Institutional Advisory Corp.
 Chicago, IL
 60606
J. Thomas         42  Vice President Vice President of Nuveen Advisory Corp.
 Futrell
 333 West
 Wacker Drive
 Chicago, IL
 60606
Richard A.        34  Vice President Vice President of Nuveen Advisory Corp.
 Huber                                (since January 1997); prior thereto, Vice
 One South                            President and Portfolio Manager of Flagship
 Main Street                          Financial.
 Dayton, OH
 45402
Steven J.         39  Vice President Vice President of Nuveen Advisory Corp.
 Krupa
 333 West
 Wacker Drive
 Chicago, IL
 60606
Anna R.           51  Vice President Vice President of John Nuveen & Co.
 Kucinskis                            Incorporated.
 333 West
 Wacker Drive
 Chicago, IL
 60606

                        POSITIONS
                       AND OFFICES              PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST              DURING PAST FIVE YEARS
----------------  ---  -----------              ----------------------
Larry W. Martin   46  Vice President Vice President, Assistant Secretary and
 333 West                             Assistant General Counsel of John Nuveen &
 Wacker Drive                         Co. Incorporated; Vice President (since May
 Chicago, IL                          1993) and Assistant Secretary of Nuveen
 60606                                Advisory Corp.; Vice President (since May
                                      1993) and Assistant Secretary of Nuveen
                                      Institutional Advisory Corp.; Assistant
                                      Secretary of The John Nuveen Company (since
                                      February 1993).
Edward F.         32  Vice President Vice President (since September 1996),
 Neild, IV                            previously Assistant Vice President (since
 One South Main                       December 1993) of Nuveen Advisory Corp.,
 Street Dayton,                       portfolio manager prior thereto; Vice
 OH 45402                             President (since September 1996),
                                      previously Assistant Vice President (since
                                      May 1995) of Nuveen Institutional Advisory
                                      Corp., portfolio manager prior thereto.
Walter K.         48  Vice President Vice President of Nuveen Advisory Corp.
 Parker                               (since January 1997); prior thereto, Vice
 One South Main                       President and Portfolio Manager (since July
 Street                               1994) of Flagship Financial; Portfolio
 Dayton, OH                           Manager and CIO Trust Investor (between
 45402                                1983 and June 1994) for PNC Bank.
O. Walter         58  Vice President Vice President and Controller of The John
 Renfftlen                            Nuveen Company, John Nuveen & Co.
 333 West                             Incorporated, Nuveen Advisory Corp. and
 Wacker Drive                         Nuveen Institutional Advisory Corp.
 Chicago, IL
 60606
Thomas C.         46  Vice President Vice President of Nuveen Advisory Corp. and
 Spalding, Jr.                        Nuveen Institutional Advisory Corp.;
 333 West                             Chartered Financial Analyst.
 Wacker Drive
 Chicago, IL
 60606
H. William        63  Vice President Vice President and Treasurer of The John
 Stabenow                             Nuveen Company, John Nuveen & Co.
 333 West                             Incorporated, Nuveen Advisory Corp. and
 Wacker Drive                         Nuveen Institutional Advisory Corp.
 Chicago, IL
 60606
Jan E.            41  Vice President Vice President of Nuveen Advisory Corp.
 Terbrueggen                          (since January 1997); prior thereto, Vice
 One South Main                       President and Portfolio Manager of Flagship
 Street                               Financial.
 Dayton, OH
 45402
Gifford R.        41  Vice President Vice President, Assistant Secretary and
 Zimmerman             and Assistant  Associate General Counsel of John Nuveen &
 333 West              Secretary      Co. Incorporated; Vice President (since May
 Wacker Drive                         1993) and Assistant Secretary of Nuveen
 Chicago, IL                          Advisory Corp.; Vice President (since May
 60606                                1993) and Assistant Secretary of Nuveen
                                      Institutional Advisory Corp; Assistant
                                      Secretary of The John Nuveen Company (since
                                      May 1994).

  Anthony Dean, Peter Sawers and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 42 other Nuveen open-end funds and 52 Nuveen closed-end funds advised by Nuveen Advisory Corp.

  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 1997. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. Trustees Brown, Impellizzeri, Rosenheim and Sawers became trustees of this Trust on February 1, 1997.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $2,711(1)       $25,333(1)
      Lawrence H. Brown........................     $  641          $59,500
      Anne E. Impellizzeri.....................     $  641          $59,500
      Margaret K. Rosenheim....................     $  705          $67,582(2)
      Peter R. Sawers..........................     $  641          $59,500
      William J. Schneider.....................     $2,880(1)       $26,333(1)
      Judith M. Stockdale......................     $    0(3)       $     0(3)

--------

(1) Includes compensation received as a trustee of the Flagship Funds, for the period June 1, 1996 to January 1, 1997.

(2) Includes $1,582 in interest accrued on deferred compensation from prior years; former trustee, retired July 1997

(3) Elected to the Board in July 1997.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 4, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship Alabama
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    25.57%
 Class A Shares............ For the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
                            Farley L. Berman                          7.41
                            1234 Champaign Avenue
                            Anniston, AL 36207-4727

                                                                                    PERCENTAGE
NAME OF FUND AND CLASS                       NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------                       -------------------------             ------------
                                             Prudential Securities, Inc. FBO           5.36%
                                             Jerry F. Wilson
                                             P.O. Box 300
                                             Addison, AL 35540-0300
                                             Smith Barney Inc.                         5.21
                                             00144705397
                                             388 Greenwich Street
                                             New York, NY 10013-2375
Nuveen Flagship Alabama Municipal Bond Fund
 Class B Shares............................  Merrill Lynch, Pierce, Fenner & Smith    98.46
                                             For the sole benefit of its customers
                                             Attn Fund Administration
                                             4800 Deer Lake Dr., E FL 3
                                             Jacksonville, FL 32246-6484
Nuveen Flagship Alabama Municipal Bond Fund
 Class C Shares............................  Merrill Lynch, Pierce, Fenner & Smith    90.92
                                             For the sole benefit of its customers
                                             Attn Fund Administration
                                             4800 Deer Lake Dr., E FL 3
                                             Jacksonville, FL 32246-6484
Nuveen Flagship Alabama Municipal Bond Fund
 Class R Shares............................  Boston Financial Data Services           50.83
                                             Corp. Actions Audit Acct. #2 407
                                             Flagship Funds
                                             2 Heritage Dr. 8th Floor
                                             N Quincy, MA 02171-2144
                                             Boston Financial Data Services           49.17
                                             Corp. Actions Audit Acct. #1 407
                                             Flagship Funds
                                             2 Heritage Dr. 8th Floor
                                             N Quincy, MA 02171-2144
Nuveen Flagship Georgia Municipal Bond Fund
 Class A Shares............................  Merrill Lynch, Pierce, Fenner & Smith    38.21
                                             For the sole benefit of its customers
                                             Attn Fund Administration
                                             4800 Deer Lake Dr., E 3rd Fl
                                             Jacksonville, FL 32246-6484
Nuveen Flagship Georgia Municipal Bond Fund
 Class B Shares............................  Merrill Lynch, Pierce, Fenner & Smith    62.71
                                             For the sole benefit of its customers
                                             Attn Fund Administration
                                             4800 Deer Lake Dr., E FL 3
                                             Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            Prudential Securities Inc. FBO            8.77
                            Gwen P. Akin
                            577 Lees TRCE SW
                            Marietta, GA 30064-3075
                            BHC Securities Inc.                       7.55
                            FAO 20940232
                            Attn Mutual Funds Dept.
                            One Commerce Square
                            2005 Market St. Suite 1200
                            Philadelphia, PA 19103-7042
                            Prudential Securities Inc. FBO            6.81
                            Evelyn S. Hampton
                            Burney A. Sullivan
                            Elizabeth S Smith JT TEN
                            109 Sullivan Dr.
                            Dahlonega, GA 30533
                            Donaldson Lufkin Jenrette                 5.71
                            Securities Corporation Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052
Nuveen Flagship Georgia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    53.57
 Class C Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Georgia
 Municipal Bond Fund        Carolyn P. Fellows TR                    50.09
 Class R Shares............ Carolyn P. Fellows LVG Trust
                            U/A DTD 5-25-90
                            415 Sassafras Rd
                            Roswell, GA 30076-3669
                            Louise S. Brooks                         28.84
                            P.O. Box 818
                            Valdosta, GA 31603-0818
                            Albert D. Cannon                          9.89
                            1958 Overbrooke Way
                            Austell, GA 30001-1129

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            Donaldson Lufkin Jenrette                 5.66%
                            Securities Corporation Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-2052
Nuveen Flagship Louisiana
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    44.47
 Class A Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Louisiana
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    71.16
 Class B Shares............ For the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Louisiana
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    62.04
 Class C Shares............ for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Louisiana
 Municipal Bond Fund        Boston Financial Data Services           50.77
 Class R Shares............ Corp. Actions Audit Acct. #2 886
                            Flagship Funds
                            2 Heritage Dr. 8th Floor
                            N Quincy, MA 02171-2144
                            Boston Financial Data Services           49.23
                            Corp. Actions Audit Acct. #1 886
                            Flagship Funds
                            2 Heritage Dr. 8th Floor
                            N Quincy, MA 02171-2144
Nuveen Flagship North
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    17.91
 Fund Class A Shares....... for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
Nuveen Flagship North
 Carolina Municipal Bond    Gladys P. Keplinger TOD                  21.70%
 Fund Class B Shares....... Beulah P. Horton 30%
                            Gloria P. Carons 70%
                            9101 Hood Rd.
                            Charlotte, NC 28215-8763
                            Wheat First Securities, Inc.             19.06
                            A/C 3803-8880
                            Peter Hairston
                            Box 415 Peter Hairston Rd.
                            Advance, NC 27006-0415
                            NFSC FEBO #BBN-004871                    10.35
                            William W. Smith
                            606 Brookwood Lane
                            Goldsboro, NC 27534-7510
                            Interstate/Johnson Lane                   7.76
                            FBO 274-73197-19
                            Interstate Tower
                            P.O. Box 1220
                            Charlotte, NC 28201-1220
                            Fubs & Co. FEBO                           6.54
                            John S. Smith
                            P.O. Box 596
                            Murphy, NC 28906-0596
                            Smith Barney Inc.                         6.39
                            00180140333
                            388 Greenwich Street
                            New York, NY 10013-2375
                            Fubs & Co. FEBO                           5.65
                            Helen M. Gibson
                            P.O. Box 1954
                            Bryson City, NC 28713-4954
Nuveen Flagship North
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    26.30
 Fund Class C Shares....... for the sole benefit of its customers
                            Attn Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship North
 Carolina Municipal Bond    James H. Ward                            12.68
 Fund Class R Shares....... P.O. Box 67
                            Plymouth, NC 27962-0067

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            Maryellen D. Casler                      12.22%
                            1726 Seabrook Ave.
                            Cary, NC 27511-5625
                            Barry W. Barrick Jr.                     11.84
                            1900 Highland Pl.
                            Raleigh, NC 27607-3102
                            Daniel Bonadies                           9.25
                            4 Apalousa Pl.
                            Pinehurst, NC 28374
                            Erwin Sweetman &                          7.70
                            Shirley Sweetman
                            JT TEN WROS NOT TC
                            532 Medcalf Dr. SW
                            Sunset Beach, NC 28468-4501
                            Wayne D. Brodd                            6.75
                            5012 Hermitage Dr.
                            Raleigh, NC 27612-2714
                            Louise S. Allen                           5.81
                            157 Sitterson Loop
                            Plymouth, NC 27962-9566
                            Carolyn W. Harding                        5.07
                            324 Sunnyside Dr.
                            Washington, NC 27889-9227
                            Thomas Frederick Armstrong                5.06
                            2608 Churchill Rd.
                            Raleigh, NC 27608-1906
Nuveen Flagship South
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    25.92
 Fund                       For the sole benefit of its customers
 Class A Shares............ Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
                            Joseph F. Rice                            9.21
                            777 Bradburn Dr.
                            Mt. Pleasant, SC 29464-5114
                            PaineWebber for the benefit of            7.50
                            Thomas V. Malloy &
                            Isabel C. Malloy JTWROS
                            24 Marina Village Way
                            Salem, SC 29676-4502

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            JC Bradford & Co., Cust. FBO              6.74%
                            Ruth K. Keever
                            330 Commerce St.
                            Nashville, TN 37201-1805
Nuveen Flagship South
 Carolina Municipal Bond    Merrill Lynch, Pierce, Fenner & Smith    97.51
 Fund Class B Shares....... For the sole benefit of its customers
                            Attn: Fund Adminstration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship South
 Carolina Municipal Bond    Interstate Johnson Lane                  58.44
 Fund Class C Shares....... FBO 329-0071-15
                            Interstate Tower
                            P.O. Box 1320
                            Charlotte, NC 28201-1220
                            Merrill Lynch, Pierce, Fenner & Smith    31.03
                            For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E. FL 3
                            Jacksonville, FL 32246-6484
                            Interstate/Johnson Lane                  10.51
                            FBO 272-73155-13
                            Interstate Tower
                            P.O. Box 1220
                            Charlotte, NC 28201-1220
Nuveen Flagship South
 Carolina Municipal Bond    Nancy W. Edwards                         61.21
 Fund Class R Shares....... 5 Nilstead Way
                            Greenville, SC 29615-5332
                            E. Chatfield Blakeman                    38.54
                            23 New River Trce
                            Lake Wylie, SC 29710-8932
Nuveen Flagship Tennessee
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    21.74
 Class A Shares............ For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Tennessee
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    25.26
 Class B Shares............ For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------
                            Carl A. Zemenick                         20.57%
                            595 St. Blaise Road
                            Gallatin, TN 37066-4449
                            BHC Securities Inc.                      15.11
                            FAO 52197563
                            Attn: Mutual Funds Dept.
                            One Commerce Sq.
                            2005 Market St., Suite 1200
                            Philadelphia, PA 19103-7042
                            Don R. Osborne and                        8.32
                            Linda L. Osborne JTWROS
                            P.O. Box 5495
                            Kingsport, TN 37663-0495
                            Ethel T. Maxwell TTEE                     8.02
                            Ethel T. Maxwell Living
                            Trust U/A DTD 6-3-96
                            3636 Central Ave
                            Memphis, TN 38111-6004
Nuveen Flagship Tennessee
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    46.53
 Class C Shares............ For the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr., E FL 3
                            Jacksonville, FL 32246-6484
Nuveen Flagship Tennessee
 Municipal Bond Fund        Darius A. Hensley                        39.17
 Class R Shares............ P.O. Box 305
                            Piney Flats, TN 37686-0305
                            J.C. Bradford & Co. Cust FBO             19.69
                            Jeffrey L. Cooper
                            330 Commerce St.
                            Nashville, TN 37201-1805
                            Henry Bartosch                           15.81
                            Georgia J. Bartosch JT WROS
                            3535 Kirby Rd., Apt A121
                            Memphis, TN 38115-3710
                            Walter Wolentarski &                     12.90
                            Patricia A. Wolentarski
                            JT TEN
                            665 Rebel Road
                            Old Hickory, TN 37138-1045
                            Georgia J. Bartosch                       8.07
                            Henry Bartosch JTWROS
                            3535 Kirby Rd., Apt A121
                            Memphis, TN 38115-3710

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  Nuveen Advisory has committed through at least 1998 to continue Flagship's general dividend-setting practices.

  For the last three fiscal years, the Funds paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, and beginning on February 1, 1997, to Nuveen Advisory, as follows:

                                MANAGEMENT FEES NET OF   FEE WAIVERS AND EXPENSE
                              EXPENSE REIMBURSEMENT PAID     REIMBURSEMENTS
                                  FOR THE YEAR ENDED       FOR THE YEAR ENDED
                              -------------------------- -----------------------
                              5/31/95  5/31/96  5/31/97  5/31/95 5/31/96 5/31/97
                              -------- ------- --------- ------- ------- -------
Alabama Municipal Bond Fund.  $     --      --        --   4,854  70,457  98,659
Georgia Municipal Bond Fund.  $287,399 235,562   338,940 321,940 366,193 283,341
Louisiana Municipal Bond
 Fund.......................  $ 96,442 148,090   223,450 240,777 222,310 193,709
North Carolina Municipal
 Bond Fund..................  $675,473 674,110   850,815 289,460 318,954 133,892
South Carolina Municipal
 Bond Fund..................  $     --      --        --  37,587  86,888 125,003
Tennessee Municipal Bond
 Fund.......................  $776,025 921,400 1,051,491 442,963 389,150 341,259

  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $36 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule

10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, for taxable years beginning on or before August 5, 1997, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). The short-short test will not be a requirement for qualification as a regulated investment company for taxable years beginning after August 5, 1997. Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a

Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, (i) gain on the sale of shares held for more than 18 months will generally be taxed at a maximum marginal rate of 20%, (ii) gain on the sale of shares held for more than one year but not more than 18 months will generally be taxed at a maximum marginal rate of 28%, and (iii) gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate on net income may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

ALABAMA

  The following is a general, abbreviated summary of certain provisions of the applicable Alabama tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Alabama Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Alabama Fund transactions.

  The following is based on the assumptions that the Alabama Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Alabama Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Alabama Fund's shareholders.

  The Alabama Fund will be subject to the Alabama corporate franchise tax and the Alabama income tax only if it has a sufficient nexus with Alabama. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Alabama Fund that are attributable to interest on any obligation of Alabama and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Alabama personal income tax or the Alabama corporate income tax. Distributions attributable to all other taxable income realized by the Alabama Fund, including capital gains will be subject to the Alabama personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Alabama Fund will be subject to the Alabama personal and corporate income taxes.

  Shares of the Alabama Fund may be subject to the Alabama inheritance tax and the Alabama estate tax if held by an Alabama decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Alabama and local tax matters.

GEORGIA

  The following is a general, abbreviated summary of certain provisions of the applicable Georgia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Georgia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Georgia Fund transactions.

  The following is based on the assumptions that the Georgia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Georgia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Georgia Fund's shareholders.

  The Georgia Fund will be subject to the Georgia corporate net worth tax and the Georgia corporate income tax only if it has a sufficient nexus with Georgia. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from the Georgia Fund that are attributable to interest on any obligation of Georgia or its political subdivisions or on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Georgia personal income tax or the Georgia corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Georgia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Georgia Fund will be subject to the Georgia personal and corporate income taxes.

  Shares of the Georgia Fund may be subject to the Georgia estate tax if held by a Georgia decedent at the time of death.

  Shareholders should note that the Georgia intangible personal property tax has been repealed effective January 1, 1997.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Georgia and local tax matters.

LOUISIANA

  The following is a general, abbreviated summary of certain provisions of the applicable Louisiana tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Louisiana Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Louisiana Fund transactions.

  The following is based on the assumptions that the Louisiana Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Louisiana Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Louisiana Fund's shareholders.

  The Louisiana Fund will be subject to the Louisiana corporate franchise tax and corporate income tax only if it has a sufficient nexus with Louisiana. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Louisiana Fund that are attributable to interest on any obligation of Louisiana and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Louisiana personal income tax or the Louisiana corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Louisiana personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Louisiana Fund will be subject to the Louisiana personal and corporate income taxes.

  Shares of the Louisiana Fund may be subject to the Louisiana inheritance tax and the Louisiana estate tax if held by a Louisiana decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Louisiana tax matters.

NORTH CAROLINA

  The following is a general, abbreviated summary of certain provisions of the applicable North Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the North Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to North Carolina Fund transactions.

  The following is based on the assumptions that the North Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause North Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the North Carolina Fund's shareholders.

  The North Carolina Fund will be subject to the North Carolina corporation income tax and the North Carolina franchise tax only if it has a sufficient nexus with North Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from North Carolina Fund that are attributable to interest on any obligation of North Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the North

Carolina personal income tax or the North Carolina corporation income tax. All other distributions, including distributions attributable to capital gains, will be subject to the North Carolina personal and corporation income taxes.

  Gain on the sale, exchange, or other disposition of shares of the North Carolina Fund will be subject to the North Carolina personal and corporation income taxes.

  Shares of the North Carolina Fund may be subject to the North Carolina inheritance tax and the North Carolina estate tax if owned by a North Carolina decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning North Carolina and local tax matters.

SOUTH CAROLINA

  The following is a general, abbreviated summary of certain provisions of the applicable South Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the South Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to South Carolina Fund transactions.

  The following is based on the assumptions that the South Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause South Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the South Carolina Fund's shareholders.

  The South Carolina Fund will be subject to the South Carolina corporation net license fee and the South Carolina corporate income tax only if it has a sufficient nexus with South Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the South Carolina Fund that are attributable to interest on any obligations of South Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the South Carolina personal income tax or the South Carolina corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the South Carolina personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the South Carolina Fund will be subject to the South Carolina personal and corporate income taxes.

  Shares of the South Carolina Fund may be subject to the South Carolina estate tax if owned by a South Carolina decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning South Carolina and local tax matters.

TENNESSEE

  The following is a general, abbreviated summary of certain provisions of the applicable Tennessee tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Tennessee Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Tennessee Fund transactions.

  The following is based on the assumptions that the Tennessee Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will invest at least 75% of its assets in obligations of Tennessee and its political subdivisions ("Tennessee Obligations") or obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"), that it will satisfy the conditions which will cause Tennessee Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Tennessee Fund's shareholders.

  The Tennessee Fund is not subject to Tennessee taxes.

  Distributions from the Tennessee Fund that are attributable to interest on Tennessee Obligations or to interest on Federal Obligations will not be subject to the Tennessee individual income tax (also known as the "Hall income tax"). In addition, under current administrative practice of the Tennessee Department of Revenue, dividends attributable to gains realized from the sale or exchange of Tennessee Obligations or Federal Obligations will not be subject to the Tennessee individual income tax. All other distributions will be subject to such tax.

  All distributions from the Tennessee Fund, regardless of source, will be subject to the Tennessee corporate excise tax.

  Gain on the sale, exchange, or other disposition of shares of the Tennessee Fund will not be subject to the Tennessee individual income tax but will be subject to the Tennessee corporate excise tax.

  Shares of the Tennessee Fund may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Tennessee and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    ( a-b    )6
                            Yield=2[(----- +1) -1]
                                    ( cd     )

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.

                                                 AS OF MAY 31, 1997
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Alabama Municipal Bond Fund
        Class A Shares.............  4.94%        41.5%             8.44%
        Class B Shares.............  4.29%        41.5%             7.33%
        Class C Shares.............  4.64%        41.5%             7.93%
        Class R Shares.............  5.43%        41.5%             9.28%
      Georgia Municipal Bond Fund
        Class A Shares.............  4.97%        43.0%             8.72%
        Class B Shares.............  4.44%        43.0%             7.79%
        Class C Shares.............  4.64%        43.0%             8.14%
        Class R Shares.............  5.39%        43.0%             9.46%
      Louisiana Municipal Bond Fund
        Class A Shares.............  4.87%        42.0%             8.40%
        Class B Shares.............  4.35%        42.0%             7.50%
        Class C Shares.............  4.54%        42.0%             7.83%
        Class R Shares.............  5.71%        42.0%             9.84%
      North Carolina Municipal Bond
      Fund
        Class A Shares.............  4.49%        44.5%             8.09%
        Class B Shares.............  3.94%        44.5%             7.10%
        Class C Shares.............  4.14%        44.5%             7.46%
        Class R Shares.............  4.88%        44.5%             8.79%
      South Carolina Municipal Bond
      Fund
        Class A Shares.............  5.12%        44.0%             9.14%
        Class B Shares.............  4.60%        44.0%             8.21%
        Class C Shares.............  4.82%        44.0%             8.61%
        Class R Shares.............  5.55%        44.0%             9.91%
      Tennessee Municipal Bond Fund
        Class A Shares.............  4.83%        43.0%             8.47%
        Class B Shares.............  4.31%        43.0%             7.56%
        Class C Shares.............  4.49%        43.0%             7.88%
        Class R Shares.............  5.28%        43.0%             9.26%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                          MAY 31, 1997
                                                 -------------------------------
                                                       DISTRIBUTION RATES
                                                 -------------------------------
                                                 CLASS A CLASS B CLASS C CLASS R
                                                 ------- ------- ------- -------
      Alabama Municipal Bond Fund...............  5.02%   4.49%   4.69%   5.44%
      Georgia Municipal Bond Fund...............  5.12%   4.60%   4.80%   5.55%
      Louisiana Municipal Bond Fund.............  5.07%   4.56%   4.74%   5.50%
      North Carolina Municipal Bond Fund .......  4.98%   4.45%   4.64%   5.39%
      South Carolina Municipal Bond Fund........  5.03%   4.51%   4.70%   5.45%
      Tennessee Municipal Bond Fund.............  5.07%   4.55%   4.75%   5.50%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the Class A Shares of each fund reflect actual performance for all periods. For the Alabama, Georgia, Louisiana, North Carolina, South Carolina, and Tennessee Funds, the Class B, C and R Shares, total returns reflect actual performance for periods since class inception, and the Class A Shares' performance for periods prior to inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Alabama Municipal Bond Fund
        Class A Shares.......................................     April 11, 1994
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 1, 1997
        Class R Shares.......................................   February 1, 1997
      Georgia Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    January 4, 1994
        Class R Shares.......................................   February 1, 1997
      Lousiana Municipal Bond Fund
        Class A Shares....................................... September 12, 1989
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 2, 1994
        Class R Shares.......................................   February 1, 1997
      North Carolina Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997
      South Carolina Municipal Bond Fund
        Class A Shares.......................................       July 6, 1993
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 1, 1997
        Class R Shares.......................................   February 1, 1997
      Tennessee Municipal Bond Fund
        Class A Shares.......................................   November 2, 1987
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 1997 and for the period from inception through May 31, 1997, respectively, were:

                                              ANNUAL TOTAL RETURN
                                  --------------------------------------------
                                  ONE YEAR FIVE YEARS TEN YEARS FROM INCEPTION
                                   ENDED     ENDED      ENDED      THROUGH
                                  MAY 31,   MAY 31,    MAY 31,     MAY 31,
                                    1997      1997      1997         1997
                                  -------- ---------- --------- --------------
     Alabama Municipal Bond Fund
       Class A Shares............  4.63%       N/A        N/A       5.83%
       Class B Shares............  4.79%       N/A        N/A       5.91%
       Class C Shares............  9.00%       N/A        N/A       6.95%
       Class R Shares............  9.38%       N/A        N/A       7.34%
     Georgia Municipal Bond Fund
       Class A Shares............  4.79%     5.71%      7.39%       6.99%
       Class B Shares............  4.73%     5.87%      7.38%       6.98%
       Class C Shares............  8.80%     6.00%      7.24%       6.80%
       Class R Shares............  9.46%     6.64%      7.86%       7.41%
     Louisiana Municipal Bond
        Fund
       Class A Shares............  4.78%     6.65%        N/A       7.74%
       Class B Shares............  4.61%     6.80%        N/A       7.73%
       Class C Shares............  8.78%     6.97%        N/A       7.73%
       Class R Shares............  9.33%     7.56%        N/A       8.33%
     North Carolina Municipal
        Bond Fund
       Class A Shares............  3.26%     5.40%      7.39%       6.51%
       Class B Shares............  3.14%     5.56%      7.38%       6.50%
       Class C Shares............  7.20%     5.69%      7.24%       6.31%
       Class R Shares............  7.86%     6.33%      7.86%       6.93%
     South Carolina Municipal
        Bond Fund
       Class A Shares............  3.73%       N/A        N/A       4.04%
       Class B Shares............  3.52%       N/A        N/A       3.89%
       Class C Shares............  7.73%       N/A        N/A       4.78%
       Class R Shares............  8.45%       N/A        N/A       5.23%
     Tennessee Municipal Bond
        Fund
       Class A Shares............  3.18%     5.76%        N/A       7.35%
       Class B Shares............  3.07%     5.92%        N/A       7.34%
       Class C Shares............  7.12%     6.07%        N/A       7.23%
       Class R Shares............  7.58%     6.64%        N/A       7.82%


  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 1997, and for the period since inception through May 31, 1997, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                        CUMULATIVE TOTAL RETURN
                                ---------------------------------------
                                                                FROM
                                ONE YEAR FIVE YEARS TEN YEARS INCEPTION
                                 ENDED     ENDED      ENDED    THROUGH
                                MAY 31,   MAY 31,    MAY 31,   MAY 31,
                                  1997      1997      1997      1997
                                -------- ---------- --------- ---------
     Alabama Municipal Bond
        Fund
       Class A Shares..........  4.63%        N/A        N/A    19.45%
       Class B Shares..........  4.79%        N/A        N/A    19.73%
       Class C Shares..........  9.00%        N/A        N/A    23.47%
       Class R Shares..........  9.38%        N/A        N/A    24.87%
     Georgia Municipal Bond
        Fund
       Class A Shares..........  4.79%     32.00%    103.92%   112.88%
       Class B Shares..........  4.73%     32.99%    103.73%   112.69%
       Class C Shares..........  8.80%     33.82%    101.14%   108.54%
       Class R Shares..........  9.46%     37.88%    113.01%   122.36%
     Louisiana Municipal Bond
        Fund
       Class A Shares..........  4.78%     37.99%        N/A    77.69%
       Class B Shares..........  4.61%     38.97%        N/A    77.58%
       Class C Shares..........  8.78%     40.03%        N/A    77.66%
       Class R Shares..........  9.33%     43.98%        N/A    85.40%
     North Carolina Municipal
        Bond Fund
       Class A Shares..........  3.26%     30.09%    104.00%   102.38%
       Class B Shares..........  3.14%     31.08%    103.87%   102.25%
       Class C Shares..........  7.20%     31.86%    101.22%    98.26%
       Class R Shares..........  7.86%     35.89%    113.08%   111.40%
     South Carolina Municipal
        Bond Fund
       Class A Shares..........  3.73%        N/A        N/A    16.72%
       Class B Shares..........  3.52%        N/A        N/A    16.06%
       Class C Shares..........  7.73%        N/A        N/A    19.99%
       Class R Shares..........  8.45%        N/A        N/A    22.02%
     Tennessee Municipal Bond
        Fund
       Class A Shares..........  3.18%     32.28%        N/A    97.26%
       Class B Shares..........  3.07%     33.30%        N/A    97.09%
       Class C Shares..........  7.12%     34.24%        N/A    95.21%
       Class R Shares..........  7.58%     37.93%        N/A   105.68%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 41.5% maximum combined marginal federal and State tax rate for 1997, the annual taxable equivalent total return for the Alabama Municipal Fund's Class A shares for the one-year period ended May 31, 1997 was 13.17%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES AND CLASS R SHARE PURCHASE ELIGIBILITY

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant in the program is $3,000 and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by calling Nuveen toll-free (800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

In addition, purchasers of Nuveen unit trusts may reinvest their distributions from such unit trusts in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged upon shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C Shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 12% of the original investment amount. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen mutual funds during specified time periods.

  To help advisers and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust III, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1997             MAY 31, 1996             MAY 31, 1995
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Alabama Fund............      51            7          37            5          41            6
Georgia Fund............     343           49         293           39         347           47
Louisiana Fund..........     297           63         254           33         247           32
North Carolina Fund.....     228           31         358           49         439           47
South Carolina Fund.....      49            6          48            8          44            6
Tennessee Fund..........     612           86         639           88         846          113

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1997, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For the period from June 1, 1996 to January 31, 1997, the service fee for all Class C Shares was
 .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares. Thereafter, the service fee for the Class A and Class C Shares was .20% and the distribution fee for the Class B Shares was .75% and for the Class C Shares was .55%.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1997
                                                          ----------------------
Alabama Municipal Bond Fund
  Class A................................................        $ 12,164
  Class B................................................        $    372
  Class C................................................        $     72
Georgia Municipal Bond Fund
  Class A................................................        $366,712
  Class B................................................        $    173
  Class C................................................        $ 92,494
Louisiana Municipal Bond Fund
  Class A................................................        $247,898
  Class B................................................        $  1,569
  Class C................................................        $ 54,724
North Carolina Municipal Bond Fund
  Class A................................................        $617,970
  Class B................................................        $    448
  Class C................................................        $ 60,676
South Carolina Municipal Bond Fund
  Class A................................................        $ 36,806
  Class B................................................        $    353
  Class C................................................        $    223
Tennessee Municipal Bond Fund
  Class A................................................        $852,686
  Class B................................................        $    761
  Class C................................................        $137,228

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent auditors, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all of the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports; and are incorporated herein by reference. The Annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

NUVEEN
Municipal
Bond Funds

May 31, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.


Alabama

[PHOTO APPEARS HERE]

Contents


 1  Dear Shareholder

 3  Answering Your Questions

 6  Alabama Overview

 9  Financial Section

27  Shareholder Meeting Report

31  Shareholder Information

32  Fund Information

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger

Dear Shareholder

It's a pleasure to report to you on the performance of the Nuveen Flagship Alabama Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 9.22% for Class A shares, if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) outpaced the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 5.07% for Class A shares. To match this yield, investors in the 33.5% combined federal and state income tax bracket would have had to earn at least 7.62% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to

"In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds."


increased volatility in both the equity and bond markets. During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation -- as well as attractive yields -- have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 1997

Answering Your Questions


[Photo of Ted Neild appears here]

Ted Neild, head of Nuveen's Dayton-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What are the investment objectives of the fund?
The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the fund's after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.

What is your strategy for meeting these objectives?
To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.

What key economic factors affected the fund's performance during the year? The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels.

"At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates."


Given this market environment, how did the fund perform?

The Alabama Municipal Bond Fund performed well over the past year, rewarding investors with a total return on net asset value for the year of 9.22% for Class A shares, including price changes and reinvested dividends. Additionally, the fund was ranked number one among eight Alabama municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service. Steady demand, coupled with tight supply, caused munis to outperform Treasury securities over the 12 month period.

What strategies did you employ to add value?

The fund maintained its average call protection at just over eight years. Where possible, we strive to extend the call protection to increase the upward price potential of callable municipal bonds during market rallies--such as the rally of the last 12 months. The duration, a measure of the fund's volatility, was reduced somewhat during the year from 9.6 years to 8.16 years to reduce slightly the interest rate risk of the fund after the market's strong performance.

What is the current status of Alabama municipal market?

Alabama's municipal market performed well in 1996. A limited amount of issuance added to previously tight supply levels caused heavy demand for Alabama bonds. An economy once heavily reliant on agriculture is now increasingly dependent on manufacturing and service-related industries. Increases in infrastructures issuance are expected for the upkeep of one of the nation's largest inland river systems and busiest ports. State municipal bond issuance was down 8.1% to $1.18 billion in the first six months of 1997.

What is the current outlook for the municipal market as a whole?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market will continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

Alabama
Overview

Credit Quality

[PIE CHART APPEARS HERE]

BBB/NR       5%
A           14%
AA          11%
AAA         70%

Diversification

[PIE CHART APPEARS HERE]

Hospitals                      10%
Pollution Control               7%
Escrowed Bonds                  7%
Utilities                       8%
Water & Sewer                  23%
Transportation                  6%
Other                           4%
Educational Facilities         19%
General Obligations            16%


Fund Highlights
===============================================================================
Share Class                                       A         B        C        R
Inception Date                                  4/94     2/97     2/97     2/97
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         $10.12   $10.14   $10.14   $10.13
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Net Assets ($000)                                                  $5,242
-------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         20.38
-------------------------------------------------------------------------------
Duration (years)                                                           8.39
-------------------------------------------------------------------------------

Annualized Total Return/1/
===============================================================================
Share Class                          A(NAV)  A(Offer)       B        C        R
1-Year                                9.22%     4.63%   8.79%    9.00%    9.38%
-------------------------------------------------------------------------------
Since Inception                       7.29%     5.83%   6.74%    6.95%    7.34%
-------------------------------------------------------------------------------

Tax-Free Yields
===============================================================================
Share Class                          A(NAV)  A(Offer)       B        C        R
Dist Rate                             5.24%     5.02%   4.49%    4.69%    5.44%
-------------------------------------------------------------------------------
SEC 30-Day Yld                        5.07%     4.86%   4.16%    4.45%    5.31%
-------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  7.62%     7.31%   6.26%    6.69%    7.98%
-------------------------------------------------------------------------------

/1/ Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC. Giving effect to the CDSC applicable to Class B shares, the 1-year and since inception total returns above would be 4.79% and 5.91%, respectively.

/2/ Based on SEC yield and a combined federal and state income tax rate of 33.5%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

                                     Nuveen Flagship Alabama Municipal Bond Fund
                                                      May 31, 1997 Annual Report

* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.

Index Comparison*

[LINE CHART APPEARS HERE]


                  Lehman Brothers     Nuveen Flagship      Nuveen Flagship
                  Municipal Bond      Alabama Municipal    Alabama Municipal
                      Index           Bond Fund (NAV)      Bond Fund (Offer)
April 1994           10000                10000                 9580
May 1994             10085                 9989.57              9570.01
May 1995             10756                10616.1              10170.2
May 1996             11611.1              11375.9              10898.2
May 1997             12675.2              12475.1              11951.1

 .  Lehman Brothers Municipal Bond Index $12,675

 .  Nuveen Flagship Alabama Municipal Bond Fund (NAV) $12,469

 .  Nuveen Flagship Alabama Municipal Bond Fund (Offer) $11,945

Past performance is not predictive of future performance.


Dividend History (A Shares)

[BAR CHART APPEARS HERE]

           Dividend History
             (A Shares)
June 1996         0.04344
July 1996         0.04489
August 1996       0.04489
September 1996    0.04344
October 1996      0.04489
November 1996     0.04344
December 1996     0.04489
January 1997      0.04501
February 1997     0.0442
March 1997        0.0442
April 1997        0.0442
May 1997          0.0442

Financial Section


    Contents

10  Portfolio of Investments

14  Statement of Net Assets

15  Statement of Operations

16  Statement of Changes in Net Assets

17  Notes to Financial Statements

23  Financial Highlights

26  Independent Auditors' Report

Portfolio of Investments
Nuveen Flagship Alabama

            Principal                                                              Optional Call                     Market
               Amount    Description                                                 Provisions*    Ratings**         Value
---------------------------------------------------------------------------------------------------------------------------
                         Education -- 18.0%

            $ 495,000    Alabama Agricultural and Mechanical University,            11/05 at 102          AAA     $ 485,714
                           Revenue, Formerly Alabama Agricultural and
                           Mechanical College, 5.500%, 11/01/20

              150,000    Birmingham, Southern College, Alabama Private               6/06 at 102            A       151,986
                           Educational Building Authority, Tuition, 6.000%,
                           12/01/21

              200,000    Troy, Alabama State University Revenue, Troy State          6/07 at 102          AAA       200,822
                           University, City of Troy Project, 5.650%, 6/01/27(WI)

              110,000    University of South Alabama, University Revenue             5/06 at 102          AAA       104,465
                           Refunding, Tuition, 5.000%, 11/15/15
---------------------------------------------------------------------------------------------------------------------------
                         Health Care -- 1.9%

              100,000    Colbert County, Northwest Alabama, Health Care              6/05 at 102          AAA       101,865
                           Authority, Health Care Facilities Revenue, Helen
                           Keller Hospital, 5.750%, 6/01/15
---------------------------------------------------------------------------------------------------------------------------
                         Hospitals -- 7.3%

              100,000    Birmingham, Carraway, Alabama, Special Care                 8/05 at 102          AAA       101,795
                           Facilities, Financing Authority, Revenue Refunding,
                           Carraway Methodist Health System, Series A,
                           5.875%, 8/15/15

               25,000    Huntsville, Alabama, Health Care Authority, Health          6/02 at 110          AAA        27,117
                           Care Facilities Revenue, Series B, 6.500%, 6/01/13

              100,000    Lauderdale County and Florence, Alabama, Health             7/06 at 102          AAA       100,442
                           Care Authority, Revenue Refunding, Eliza Coffee
                           Memorial Hospital, 5.750%, 7/01/19

               75,000    Puerto Rico, Industrial, Tourist, Educational, Medical,     7/05 at 102          AAA        78,944
                           and Environmental Control Facilities, Financing
                           Authority, Hospital Revenue, Hospital Auxiliary
                           Mutual Obligation Group, Series A, 6.250%, 7/01/24

               70,000    Puerto Rico, Industrial Tourist Educational Medical         8/05 at 101          AAA        72,154
                           and Environmental Control Facilities Financing
                           Authority Hospital Revenue Refunding, Pila Hospital
                           Project, Series A, 5.875%, 8/01/12
---------------------------------------------------------------------------------------------------------------------------
                         Housing/Single Family -- 2.2%

               85,000    Alabama, Housing Finance Authority, Single Family           4/05 at 102          Aaa        87,426
                           Mortgage Revenue, Collateralized Home Mortgage,
                           Series A, Issue 2, 6.400%, 10/01/20

                                                                                    Nuveen Municipal Bond Fund
                                                                                    May 31, 1997 Annual Report

   Principal                                                             Optional Call                  Market
      Amount    Description                                                Provisions*   Ratings**       Value
--------------------------------------------------------------------------------------------------------------
                Housing/Single Family -- continued

   $  25,000    Alabama, Housing Finance Authority, Single Family          4/04 at 102         Aaa    $ 26,471
                  Mortgage Revenue, Home Mortgage, Series A,
                  Issue 1, 6.600%, 4/01/19
--------------------------------------------------------------------------------------------------------------
                Industrial Development and Pollution Control -- 6.9%

     100,000    Courtland, Alabama, Industrial Development Board,          9/05 at 102        Baa1     101,496
                  Solid Waste Disposal Revenue, Champion
                  International Corporation Project, Series A,
                  6.500%, 9/01/25

     250,000    Tallassee, Alabama, Industrial Development Board           8/06 at 102          A1     258,883
                  Revenue Refunding, Dow, United Tech Composite,
                  Series A, 6.100%, 8/01/14
--------------------------------------------------------------------------------------------------------------
                Municipal Revenue/Transportation -- 5.8%

     200,000    Alabama, State Docks Department, Docks Facilities         10/06 at 102         AAA     208,700
                  Revenue, 6.100%, 10/01/13

     100,000    Huntsville, Madison County, Alabama, Airport Authority,    1/07 at 102         AAA      95,468
                  Airport Terminal Revenue, 5.400%, 7/01/19
--------------------------------------------------------------------------------------------------------------
                Municipal Revenue/Utility -- 8.0%

      90,000    Huntsville, Alabama, Electric System Revenue, 6.100%,     12/03 at 102          AA      94,745
                  12/01/10

     165,000    Puerto Rico, Electric Power Authority, Power Revenue       7/04 at 102        BBB+     175,388
                  (Formerly Puerto Rico, Commonwealth Water Resource
                  Authority Power), Series T, 6.375%, 7/01/24

     150,000    Puerto Rico, Electric Power Authority, Power Revenue      No Opt. Call         AAA     151,116
                  (Formerly Puerto Rico, Commonwealth Water Resource
                  Authority Power), Series Aa, 5.000%, 7/01/07
--------------------------------------------------------------------------------------------------------------
                Municipal Revenue/Water and Sewer -- 22.2%

      25,000    Alabama, Water Pollution Control Authority, Revolving     8/05 at 100          AAA      27,255
                  Fund Loan, Series A, 6.750%, 8/15/17

     250,000    Bayou, Louisiana, Batre, Alabama, Utilities Board,        3/07 at 102           AA     250,293
                  Water and Sewer Revenue Refunding and
                  Improvement, 5.750%, 3/01/27

     375,000    Cherokee County, Alabama, Water Authority Water           4/07 at 102          AAA     377,048
                  Revenue Refunding, 5.750%, 4/01/22

     100,000    Jefferson County, Alabama, Sewer Revenue Refunding,       2/07 at 101          AAA      98,548
                  Series A, 5.625%, 2/01/22

     100,000    Jefferson County, Alabama, Sewer Revenue, Series D,       2/07 at 101          AAA      99,878
                  5.750%, 2/01/27

11

                Portfolio of Investments
                Nuveen Flagship Alabama -- continued


   Principal                                                             Optional Call                   Market
      Amount    Description                                                Provisions*     Ratings**      Value
---------------------------------------------------------------------------------------------------------------
                Municipal Revenue/Water and Sewer -- continued

                Mobile, Alabama, Water and Sewer Commrs Water and
                Sewer Revenue, Series 95:
    $ 80,000      5.000%, 1/01/06                                          1/05 at 102           AAA   $ 80,468
     100,000      5.500%, 1/01/10                                          1/05 at 102           AAA    101,445

     125,000    Prichard, Alabama, Waterworks and Sewer Board,            11/04 at 102           AAA    131,026
                  Water and Sewer Revenue Refunding,
                  6.125%, 11/15/14
---------------------------------------------------------------------------------------------------------------
                Non-State General Obligations -- 10.2%

     150,000    Birmingham, Alabama, Series A,                             4/02 at 102            AA    150,197
                  5.750%, 4/01/19

     180,000    Mobile, Alabama, Capital Improvement,                      2/06 at 102           AAA    182,788
                  5.750%, 2/15/16

     200,000    Northport, Alabama, Series A, 5.700%, 3/01/21              3/06 at 102           AAA    201,178
---------------------------------------------------------------------------------------------------------------
                Pre-refunded -- 7.0%

      20,000    Alabama, State Municipal Electric Authority, Power         9/01 at 101           AAA     21,652
                  Supply Revenue, Series A, 6.500%, 9/01/05

      50,000    Puerto Rico, Commonwealth Highway and                      7/02 at 101 1/2       AAA     55,366
                  Transportation, Authority, Highway Revenue,
                  Series T, 6.625%, 7/01/18

     100,000    Puerto Rico, Public Buildings Authority, Guaranteed        7/02 at 101 1/2       AAA    111,857
                  Public Education and Health Facilities, Series L,
                  6.875%, 7/01/21

     160,000    Puerto Rico, Electric Power Authority, Power Revenue       7/01 at 102           Aaa    177,915
                  (Formerly Puerto Rico Commonwealth Water
                  Resource Authority Power), Series P, 7.000%, 7/01/21
---------------------------------------------------------------------------------------------------------------
                Special Tax Revenue -- 1.0%

      50,000      Alabama, State Public School and College Authority,       No Opt. Call          Aa     53,078
                  Series A, 6.000%, 8/01/02
---------------------------------------------------------------------------------------------------------------

                                                                                 Nuveen Municipal Bond Fund
                                                                                 May 31, 1997 Annual Report

   Principal                                                      Optional Call                      Market
      Amount    Description                                         Provisions*   Ratings**           Value
-----------------------------------------------------------------------------------------------------------
                State/Territorial General Obligations -- 5.1%

                Puerto Rico Commonwealth:
  $  150,000      6.450%, 7/01/17                                   7/04 at 102           A      $  160,020
     100,000      6.500%, 7/01/23                                   7/04 at 101           A         106,545
-----------------------------------------------------------------------------------------------------------
  $4,905,000    Total Investments -- (cost $4,864,572) -- 95.6%                                   5,011,554
============-----------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 4.4%                                               229,974
                -------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                               $5,241,528
                ===========================================================================================

                * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent auditors): Using the higher of Standard and Poor's or Moody's rating.

                (WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

13                               See accompanying notes to financial statements.

Statement of Net Assets
May 31, 1997


                                                               Nuveen Flagship
                                                                       Alabama
------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)      $ 5,011,554
Cash                                                                   489,799
Receivables:
  Interest                                                              77,834
  Shares sold                                                               10
Other assets                                                             6,695
------------------------------------------------------------------------------
     Total assets                                                    5,585,892
------------------------------------------------------------------------------
Liabilities
Payable for investments purchased                                      297,940
Accrued expenses:
  Management fees (note 6)                                                 598
  12b-1 distribution and service fees (notes 1 and 6)                    1,132
  Other                                                                 24,707
Dividends payable                                                       19,987
------------------------------------------------------------------------------
     Total liabilities                                                 344,364
------------------------------------------------------------------------------
Net assets (note 7)                                                $ 5,241,528
==============================================================================
Class A Shares (note 1)
Net assets                                                         $ 4,445,680
Shares outstanding                                                     439,267
Net asset value and redemption price per share                     $     10.12
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                 $     10.56
==============================================================================
Class B Shares (note 1)
Net assets                                                         $   590,941
Shares outstanding                                                      58,298
Net asset value, offering and redemption price per share           $     10.14
==============================================================================
Class C Shares (note 1)
Net assets                                                         $   204,807
Shares outstanding                                                      20,200
Net asset value, offering and redemption price per share           $     10.14
==============================================================================
Class R Shares (note 1)
Net assets                                                         $       100
Shares outstanding                                                          10
Net asset value, offering and redemption price per share           $     10.13
==============================================================================

14                             See accompanying notes to financial statements.

Statement of Operations                               Nuveen Municipal Bond Fund
Year ended May 31, 1997                               May 31, 1997 Annual Report

                                                                 Nuveen Flagship
                                                                        Alabama*
--------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                    $212,620
--------------------------------------------------------------------------------
Expenses
Management fees (note 6)                                                 19,394
12b-1 service fees -- Class A (notes 1 and 6)                            12,164
12b-1 distribution and service fees -- Class B (notes 1 and 6)              372
12b-1 distribution and service fees -- Class C (notes 1 and 6)               72
Shareholders' servicing agent fees and expenses                          14,252
Custodian's fees and expenses                                            37,560
Trustees' fees and expenses (note 6)                                         24
Professional fees                                                         7,667
Shareholders' reports -- printing and mailing expenses                      234
Federal and state registration fees                                       1,194
Organizational expenses (note 1)                                         20,264
Other expenses                                                              585
--------------------------------------------------------------------------------
Total expenses before expense reimbursement                             113,782
  Expense reimbursement (note 6)                                        (98,659)
--------------------------------------------------------------------------------
Net expenses                                                             15,123
--------------------------------------------------------------------------------
Net investment income                                                   197,497
--------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions (notes 1 and 4)              588
Net change in unrealized appreciation or depreciation of investments    138,286
--------------------------------------------------------------------------------
Net gain from investments                                               138,874
--------------------------------------------------------------------------------
Net increase in net assets from operations                             $336,371
================================================================================

* Information represents eight months of Flagship Alabama and four months of Nuveen Flagship Alabama (see note 1 of Notes to the Financial Statements).

15                               See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                        Nuveen Flagship            Flagship
                                               Alabama*             Alabama
                                     ---------------------------------------
                                     Year ended 5/31/97   Year ended 5/31/96
----------------------------------------------------------------------------
Operations
Net investment income                       $   197,497          $   134,485
Net realized gain from investment
  transactions (notes 1 and 4)                      588                  519
Net change in unrealized appreciation
  or depreciation of investments                138,286              (63,639)
----------------------------------------------------------------------------
Net increase in net assets
  from operations                               336,371               71,365
----------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                      (195,673)            (134,144)
  Class B                                        (2,069)                 N/A
  Class C                                          (212)                  --
  Class R                                            (1)                 N/A
From accumulated net realized gains
  from investment transactions:
  Class A                                            --               (1,200)
  Class B                                            --                  N/A
  Class C                                            --                   --
  Class R                                            --                  N/A
----------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                (197,955)            (135,344)
----------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares              2,438,658            1,733,573
Net proceeds from shares issued to
  shareholders due to reinvestment of
  distributions                                  99,346               55,732
----------------------------------------------------------------------------
                                              2,538,004            1,789,305
----------------------------------------------------------------------------
Cost of shares redeemed                        (691,292)            (348,493)
----------------------------------------------------------------------------
Net increase in net assets from
  Fund share transactions                     1,846,712            1,440,812
----------------------------------------------------------------------------
Net increase in net assets                    1,985,128            1,376,833
Net assets at the beginning of year           3,256,400            1,879,567
----------------------------------------------------------------------------
Net assets at the end of year               $ 5,241,528          $ 3,256,400
----------------------------------------------------------------------------
Balance of undistributed net
  investment income at end of year          $        57          $       515
----------------------------------------------------------------------------

* Information represents eight months of Flagship Alabama and four months of Nuveen Flagship Alabama (see note 1 of the Notes to Financial Statements).

N/A--Flagship Alabama was not authorized to issue Class B or Class R Shares.


                                 See accompanying notes to financial statements.

Notes to Financial Statements
                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


1. General Information and Significant Accounting Policies
The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship Alabama Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship Alabama Double Tax Exempt Fund ("Flagship Alabama") was reorganized into the Trust and renamed Nuveen Flagship Alabama Municipal Bond Fund ("Nuveen Flagship Alabama").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had a when-issued purchase commitment of $197,219.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities as required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship Alabama was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Alabama state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class B, C and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Organizational Expenses
The organizational expenses incurred on behalf of the Fund (approximately $60,800) will be reimbursed to the Adviser on a straight-line basis over a period of three years. As of May 31, 1997, $20,264 has been reimbursed. In the event that the Adviser's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

2. Fund Shares
Transactions in Fund shares were as follows:


                                                                    Nuveen Flagship                     Flagship
                                                                       Alabama*                          Alabama
                                                             ------------------------------------------------------------
                                                                      Year ended                       Year ended
                                                                        5/31/97                          5/31/96
                                                             -------------------------------------------------------------
                                                               Shares           Amount             Shares           Amount
--------------------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                     165,385      $ 1,650,047           174,099       $ 1,733,573
  Class B                                                      58,298          585,381               N/A               N/A
  Class C                                                      20,200          203,130                --                --
  Class R                                                          10              100               N/A               N/A

Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                       9,936           99,346             5,583            55,732
  Class B                                                          --               --               N/A               N/A
  Class C                                                          --               --                --                --
  Class R                                                          --               --               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------
                                                              253,829        2,538,004           179,682         1,789,305
--------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                                     (69,498)        (691,292)          (35,361)         (348,493)
  Class B                                                          --               --               N/A               N/A
  Class C                                                          --               --                --                --
  Class R                                                          --               --               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------
                                                              (69,498)        (691,292)          (35,361)         (348,493)
--------------------------------------------------------------------------------------------------------------------------
Net increase                                                  184,331      $ 1,846,712           144,321       $ 1,440,812
==========================================================================================================================

* Information represents eight months of Flagship Alabama and four months of Nuveen Flagship Alabama (see note1).

N/A - Flagship Alabama was not authorized to issue Class B or Class R Shares.

3. Distributions to Shareholders
On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:

                                                               Nuveen Flagship
                                                                       Alabama
------------------------------------------------------------------------------
Dividend per share:
  Class A                                                               $.0440
  Class B                                                                .0380
  Class C                                                                .0395
  Class R                                                                .0460
==============================================================================

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities for the fiscal year ended May 31, 1997 (eight months of Flagship Alabama and four months of Nuveen Flagship Alabama -- see note 1), aggregated $4,354,191 and $2,674,332, respectively.

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

At May 31, 1997, the Fund had an unused capital loss carryforward of $11,473 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2005.

5. Unrealized Appreciation (Depreciation)
At May 31, 1997, net unrealized appreciation aggregated $146,982, all of which related to appreciated securities.

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:

Average daily net asset value                                  Management fee
-----------------------------------------------------------------------------
For the first $125 million                                        .5500 of 1%
For the next $125 million                                         .5375 of 1
For the next $250 million                                         .5250 of 1
For the next $500 million                                         .5125 of 1
For the next $1 billion                                           .5000 of 1
For net assets over $2 billion                                    .4750 of 1
=============================================================================

Prior to the reorganization (see note 1) Flagship Alabama paid a management fee of .5 of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $51,400 of which approximately $44,500 were paid out as concessions to authorized dealers. The distributor and its predecessor also received 12b-1 service fees on Class A Shares, approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $25,600 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

7.  Composition of Net Assets

At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                Nuveen Flagship
                                                                        Alabama
-------------------------------------------------------------------------------
Capital paid-in                                                      $5,108,666
Balance of undistributed net investment income                               57
Accumulated net realized gain (loss) from investment transactions       (14,177)
Net unrealized appreciation of investments                              146,982
-------------------------------------------------------------------------------
  Net assets                                                         $5,241,528
===============================================================================

                             Financial Highlights

          Financial Highlights



          Selected data for a share outstanding throughout each period is as follows:


Class (Inception date)                       Operating performance          Less distributions
                                          --------------------------   ----------------------------

                                                                 Net
NUVEEN FLAGSHIP ALABAMA ++          Net                 realized and   Distributions                     Net     Total
                                  asset                   unrealized       from tax-                   asset    return
                                  value         Net      gain (loss)      exempt net  Distributions    value    on net
Year ending                   beginning  investment             from      investment   from capital   end of     asset
May 31,                       of period   income(b)      investments          income          gains   period  value(a)
----------------------------------------------------------------------------------------------------------------------
Class A (4/94)
 1997                            $ 9.77        $.53           $ .35           $(.53)         $    -   $10.12     9.22%
 1996                              9.94         .53            (.17)           (.53)              -     9.77     3.72
 1995                              9.66         .52             .28            (.52)              -     9.94     8.77
 1994(c)                           9.58         .03             .09            (.04)              -     9.66     9.34+

Class B (2/97)
 1997(c)                          10.16         .11            (.02)           (.11)              -    10.14      .94

Class C (2/97)
 1997(c)                          10.16         .12            (.02)           (.12)              -    10.14      .99

Class R (2/97)
 1997(c)                          10.16         .16            (.05)           (.14)              -    10.13     1.08
----------------------------------------------------------------------------------------------------------------------

          +     Annualized.

          ++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Alabama.

          (a) Total returns are calculated on net asset value without any sales charge.

          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

          (c)   From commencement of class operations as noted.

                                                     Nuveen Municipal Bond Fund
                                                     May 31, 1997 Annual Report


                                          Ratios/Supplemental data
-----------------------------------------------------------------------------------------------
                                          Ratio                          Ratio
                                         of net                         of net
                        Ratio of     investment       Ratio of      investment
                        expenses      income to       expenses       income to
                      to average        average     to average         average
                      net assets     net assets     net assets      net assets
    Net assets            before         before          after           after      Portfolio
 end of period        reimburse-     reimburse-     reimburse-      reimburse-       turnover
(in thousands)              ment           ment        ment(b)         ment(b)           rate
-----------------------------------------------------------------------------------------------
$       4,446             3.04%           2.65%          .40%           5.29%             72%
        3,256             3.19            2.53           .48            5.24              42
        1,880             7.61           (1.98)          .16            5.47             120
          357            34.92+         (32.50)+          --            2.42+             --

          591             2.79+           2.18+          .71+           4.26+             72

          205             2.62+           2.35+          .40+           4.57+             72

           --              .91+           5.26+           --            6.17+             72
-----------------------------------------------------------------------------------------------

Independent Auditors' Report



To the Board of Trustees and Shareholders of Nuveen Flagship Alabama Municipal Bond Fund:

We have audited the accompanying statement of net assets of Nuveen Flagship Alabama Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship Alabama Municipal Bond Fund at May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 11, 1997

Shareholder Meeting Report
Flagship Alabama

                                                        A Shares
--------------------------------------------------------------------------------
Advisory Agreement              For                      256,854
                                Against                       --
                                Abstain                    4,414
                                ------------------------------------------------
                                Total                    261,268
================================================================================
                                Broker Non Votes          56,056
================================================================================
Reorganization                  For                      190,551
                                Against                       --
                                Abstain                    1,840
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Investment Objective            For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Investment Assets               For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Type of Securities              For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Borrowing                       For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Pledges                         For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
================================================================================
Senior Securities               For                      186,211
                                Against                    6,180
                                Abstain                       --
                                ------------------------------------------------
                                Total                    192,391
================================================================================
                                Broker Non Votes         124,933
                                ------------------------------------------------

Shareholder Meeting Report
Flagship Alabama--continued

                                                                       A Shares
-------------------------------------------------------------------------------
Underwriting                    For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Real Estate                     For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Commodities                     For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Loans                           For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Short Sales/Margin Purchases    For                                     181,395
                                Against                                   6,180
                                Abstain                                   4,816
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Put and Call Options            For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Industry Concentration          For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
===============================================================================
Affiliate Purchases             For                                     186,211
                                Against                                   6,180
                                Abstain                                      --
                                -----------------------------------------------
                                Total                                   192,391
===============================================================================
                                Broker Non Votes                        124,933
                                -----------------------------------------------

28

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


                                                           A Shares
--------------------------------------------------------------------------------
  Investment Companies            For                      186,211
                                  Against                    6,180
                                  Abstain                        -
                                  ----------------------------------------------
                                  Total                    192,391
--------------------------------------------------------------------------------
                                  Broker Non Votes         124,933
--------------------------------------------------------------------------------
  12b-1 Fees                      For                      254,992
                                  Against                    3,137
                                  Abstain                    3,139
                                  ----------------------------------------------
                                  Total                    261,268
--------------------------------------------------------------------------------
                                  Broker Non Votes          56,056
                                  ----------------------------------------------

Shareholder Meeting Report
Flagship Alabama--continued


Directors                                                       A Shares
========================================================================
Bremner                 For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Brown                   For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Dean                    For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Impellizzeri            For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Rosenheim               For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Sawers                  For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Schneider               For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324
========================================================================
Schwertfeger            For                                      314,185
                        Withhold                                   3,139
                        ------------------------------------------------
                        Total                                    317,324


Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama           Michigan
Arizona           Missouri
California        New Jersey
Colorado          New Mexico
Connecticut       New York
Florida           North Carolina
Georgia           Ohio
Kansas            Pennsylvania
Kentucky          South Carolina
Louisiana         Tennessee
Maryland          Virginia
Massachusetts     Wisconsin


Shareholder Information

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information



Board of Directors
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, MA 02266-8509

(800) 225-8530

Legal Counsel
Fried, Frank, Harris, Shriver
  & Jacobson
Washington, D.C.

Independent Auditors
Deloitte & Touche LLP
Dayton, Ohio

Serving Investors
for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

  NUVEEN

  MUNICIPAL

  BONDS FUNDS


  MAY 31, 1997

-------------------------------
  ANNUAL REPORT
-------------------------------

  DEPENDABLE, TAX-FREE INCOME

  TO HELP YOU KEEP MORE OF

  WHAT YOU EARN.


  GEORGIA


  [PHOTO APPEARS HERE]

 CONTENTS

 1 Dear Shareholder

 3 Answering Your Questions

 6 Georgia Overview

 9 Financial Section

29 Shareholder Meeting Report

32 Shareholder Information

33 Fund Information

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]


DEAR SHAREHOLDER

It's a pleasure to report to you on the performance of the Nuveen Flagship Georgia Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 9.39% for Class A shares, if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) outpaced the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 5.20% for Class A shares. To match this yield, investors in the 35% combined federal and state income tax bracket would have had to earn at least 8.00% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to

____
1

"IN ADDITION TO SUBSTANTIAL TOTAL RETURNS, SHAREHOLDERS CONTINUE TO ENJOY VERY ATTRACTIVE CURRENT YIELDS GENERATED BY A PORTFOLIO OF QUALITY BONDS."

increased volatility in both the equity and bond markets. During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation -- as well as attractive yields -- have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,

/s/ Timothy R. Schwertfeger
-------------------------------
TIMOTHY R. SCHWERTFEGER
Chairman of the Board

July 15, 1997

____
2

[PHOTO OF TED NEILD APPEARS HERE]

TED NEILD, HEAD OF NUVEEN'S DAYTON-BASED PORTFOLIO MANAGEMENT TEAM, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED FUND PERFORMANCE OVER THE PAST YEAR.

ANSWERING YOUR QUESTIONS


WHAT ARE THE HAT ARE THE INVESTMENT OBJECTIVES OF THE FUND?

The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the funds after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.

WHAT IS YOUR STRATEGY FOR MEETING THESE OBJECTIVES?

To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.

WHAT KEY ECONOMIC FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE YEAR?

The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels.

____
3

"AT NUVEEN, VALUE INVESTING MEANS TAKING A FUNDAMENTAL APPROACH TO FINDING BONDS THAT OFFER THE BEST BALANCE OF HIGH POTENTIAL RETURN WITH LOW RISK REGARDLESS OF THE DIRECTION OF INTEREST RATES."

GIVEN THIS MARKET ENVIRONMENT, HOW DID THE FUND PERFORM?

The Georgia Municipal Bond Fund performed well over the past year, rewarding investors with a total return on net asset value for the year of 9.39% for Class A shares, including price changes and reinvested dividends. Additionally, the fund was ranked NUMBER ONE among 30 Georgia municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service. Steady demand, coupled with tight supply, caused munis to outperform Treasury securities over the 12-month period.

WHAT STRATEGIES DID YOU EMPLOY TO ADD VALUE?

During periods of rising interest rates -- like we experienced during the first quarter of 1997 -- the fund swapped out of bonds held at a loss and into similar bonds trading at discounts in the secondary market. This provided reduced capital gains on the fund and furthered the fund's objective of providing superior after-tax total return. We also sold high-coupon, pre-refunded securities at a gain and reinvested the proceeds in longer maturity bonds, allowing us to align the fund with the original maturity profile in the prospectus. Without this recycling process, the distribution yield would be at risk as higher coupon bonds are called away from the portfolio.

WHAT IS THE CURRENT STATUS OF GEORGIA'S MUNICIPAL MARKET?

As one of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth. Unemployment is expected to remain low over the next few years. The combination of the low cost of municipal bond insurance, the generally high ratings of many of the states municipal issuers, and this years low issuance has created a market with below-average activity and tight credit spreads.

"At Nuveen, value investing mean's taking a fundamental appraoch to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates."

____
4

WHAT IS THE CURRENT OUTLOOK FOR THE MUNICIPAL MARKET AS A WHOLE?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market will continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

____
5

                               GEORGIA OVERVIEW


Credit Quality

[PIE CHART APPEARS HERE]

AAA/Pre-refunded 53%
BBB/NR 12%
A 19%
AA 16%

Diversification

[PIE CHART APPEARS HERE]

Water & Sewer 5%
Escrowed Bonds 14%
Hospitals 14%
Other 4%
Tax Revenue 12%
General Obligations 9%
Utilities 8%
Housing Facilities 29%
Pollution Control 5%

FUND HIGHLIGHTS
----------------------------------------------------------------
Share Class                     A        B         C         R
Inception Date               3/86     2/97      1/94      2/97
----------------------------------------------------------------
Net Asset Value (NAV)      $10.57   $10.57  $  10.55    $10.57
----------------------------------------------------------------
----------------------------------------------------------------
Total Net Assets ($000)                               $123,457
----------------------------------------------------------------
Average Weighted Maturity (years)                         22.6
----------------------------------------------------------------
Duration (years)                                          9.36
----------------------------------------------------------------

ANNUALIZED TOTAL RETURN/1/
----------------------------------------------------------------------------
Share Class                  A(NAV)   A(Offer)        B          C        R
1-Year                         9.39%     4.79%    8.73%      8.80%    9.46%
5-Year                         6.62%     5.71%    6.03%      6.00%    6.64%
10-Year                        7.85%     7.39%    7.38%      7.24%    7.86%
----------------------------------------------------------------------------

TAX-FREE YIELDS
----------------------------------------------------------------------------
Share Class                   A(NAV)    A(Offer)      B        C          R
Dist Rate                      5.35%     5.12%    4.60%      4.80%    5.55%
SEC 30-Day Yld                 5.20%     4.98%    4.45%      4.65%    5.41%
Taxable Equiv Yld2             8.00%     7.66%    6.85%      7.15%    8.32%

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC. Giving effect to the CDSC applicable to Class B shares, the 1-year, 5-year, and 10-year total returns above would be 4.73%, 5.87%, and 7.38%, respectively.

2 Based on SEC yield and a combined federal and state income tax rate of 35%.
  Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

____
6

                                     Nuveen Flagship Georgia Municipal Bond Fund
                                                      May 31, 1997 Annual Report

* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.


                               Index Comparison*




                           [LINE GRAPH APPEARS HERE]


Lehman Brothers         Nuveen Flagship Georgia     Nuveen Flagship Georgia
Municipal Bond Index    Municipal Bond Fund (NAV)   Municipal Bond Fund (Offer)
     10,000                    10,000                           9,580                MAY 1987
     10,898.1                  10,861                          10,404.8              MAY 1988
     12,150.6                  12,356.7                        11,837.8              MAY 1989
     13,039.7                  12,919.1                        12,376.5              MAY 1990
     14,353.9                  14,197.9                        13,601.6              MAY 1991
     15,764.1                  15,448.3                        14,799.5              MAY 1992
     17,650                    17,122                          16,402.9              MAY 1993
     18,085.8                  17,434.6                        16,702.4              MAY 1994
     19,732.8                  18,883.6                        18,090.5              MAY 1995
     20,634.7                  19,459.6                        18,642.3              MAY 1996
     22,534.8                  21,285.9                        20,391.9              MAY 1997

 .Lehman Brothers Municipal Bond Index                    $22,535
 .Nuveen Flagship Georgia Municipal Bond Fund (NAV)       $21,286
 .Nuveen Flagship Georgia Municipal Bond Fund (Offer)     $20,392

Past performance is not predictive of future preformance.

                          Dividend History (A Shares)
                           [BAR CHART APPEARS HERE]

         1996                              1997
JUNE           0.04631             JANUARY        0.04799
JULY           0.04786             FEBRUARY       0.0471
AUGUST         0.04786             MARCH          0.0471
SEPTEMBER      0.04631             APRIL          0.0471
OCTOBER        0.04786             MAY            0.0471
NOVEMBER       0.04631
DECEMBER       0.04786

____
7

FINANCIAL SECTION


    CONTENTS

10  Portfolio of Investments

17  Statement of Net Assets

18  Statement of Operations

19  Statement of Changes in Net Assets

20  Notes to Financial Statements

25  Financial Highlights

28  Independent Auditors' Report

____
9

                         PORTFOLIO OF INVESTMENTS
                         NUVEEN FLAGSHIP GEORGIA

          PRINCIPAL                                                                  OPTIONAL CALL                        MARKET
             AMOUNT      DESCRIPTION                                                   PROVISIONS*   RATINGS**             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                         EDUCATION - 1.3%

     $    1,000,000      Private Colleges and Univs Facilities Authority, Georgia,    No Opt. Call        AAA       $  1,125,420
                           Revenue, Mercer University Project,
                           6.500%, 11/01/15

            500,000      Private Colleges and Univs Authority, Georgia,                6/04 at 102        AAA            529,135
                           Revenue Refunding, Spelman College Project,
                           6.200%, 6/01/14
--------------------------------------------------------------------------------------------------------------------------------
                         ESCROWED TO MATURITY - 6.5%

            505,000      Cherokee County, Georgia, Water and Sewer                     8/05 at 100        AAA            681,280
                           Authority, Revenue, 9.750%, 8/01/09

          4,765,000      Colquitt County, Georgia, Development Authority,             No Opt. Call        Aaa            952,428
                           Revenue, Series C, 0.000%, 12/01/21

         10,275,000      Colquitt County, Georgia, Development Authority,             No Opt. Call        Aaa          2,053,767
                           Revenue, Series A, First Mortgage,
                           RMK12/15/92, 0.000%, 12/01/21

          2,100,000      Richmond County, Georgia, Development Authority,             No Opt. Call        Aaa            419,748
                           Revenue, Series C, 0.000%, 12/01/21

         19,890,000      Richmond County, Georgia, Development Authority,             No Opt. Call        Aaa          3,975,613
                           Revenue, First Mortgage, Series A,
                           0.000%, 12/01/21
--------------------------------------------------------------------------------------------------------------------------------
                         HOSPITALs - 13.5%

            500,000      Cherokee County, Georgia, Hospital Authority,                12/00 at 102        AAA            544,405
                           Revenue Certificates, Series 1990,
                           7.250%, 12/01/15

          1,000,000      Clarke County, Georgia, Hospital Authority, Revenue           1/07 at 100        AAA            907,700
                           Refunding Certificates, Athens Regional Medical
                           Project, 5.000%, 1/01/27

          1,000,000      Coffee County, Georgia, Hospital Authority, Revenue          12/06 at 102        N/R            988,580
                           Anticipation Certificates, Coffee Regional Medical,
                           Series A, 6.750%, 12/01/16

                         Dalton, Georgia, Development Authority, Revenue
                         Certificates, Hamilton Health Care System:
          2,000,000        5.250%, 8/15/26                                             2/07 at 102        AAA          1,895,600
          2,000,000        5.500%, 8/15/26                                            No Opt. Call        AAA          1,989,740

                         Fulco, Georgia, Hospital Authority, Revenue
                         Anticipation Certificates, Georgia Baptist
                         Health Care, Series A:
          3,000,000        6.250%, 9/01/13                                             9/02 at 102       Baa1          3,045,180
          2,600,000        6.375%, 9/01/22                                             9/02 at 102       Baa1          2,650,388
--------------------------------------------------------------------------------------------------------------------------------

_____
10

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

          PRINCIPAL                                                                   OPTIONAL CALL                       MARKET
             AMOUNT      DESCRIPTION                                                   PROVISIONS*      RATINGS**          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                         HOSPITALS - CONTINUED

     $    2,250,000      Fulco, Georgia, Hospital Authority, Revenue Refunding,         9/02 at 102        Baa1     $  2,293,605
                           Anticipation Certificates, Georgia Baptist Health,
                           Series B, 6.375%, 9/01/22

          1,000,000      Gainesville & Hall County, Georgia, Hospital Authority,       10/05 at 102         AAA        1,023,490
                           Revenue Refunding, Anticipation Certificates,
                           Northeast Georgia Healthcare Project,
                           6.000%, 10/01/20

          1,250,000      Ware County, Georgia, Hospital Authority, Revenue              3/02 at 102         AAA        1,344,988
                           Anticipation Certificates, Series A,
                           6.625%, 3/01/15
--------------------------------------------------------------------------------------------------------------------------------
                         HOUSING/MULTI FAMILY - 14.5%

          1,840,000      Augusta, Georgia, Housing Authority, Mortgage                  5/05 at 102          Aa        1,892,679
                           Revenue Refunding, River Glen Apartments,
                           Series A, 6.500%, 5/01/27

          755,000        Clayton County, Georgia, Housing Authority,                   12/05 at 102         AAA          749,730
                           Multifamily Housing Revenue, Advantages Of
                           Atlanta Apartments Projects, 5.700%, 12/01/16

          1,000,000      De Kalb County, Georgia, Housing Authority,                    1/05 at 102         AAA        1,057,450
                           Multi-Family Housing Revenue, The Lakes At
                           Indian Creek Project, 7.150%, 1/01/25

          3,470,000      De Kalb County, Georgia, Housing Authority,                    1/06 at 102           A        3,560,532
                           Multi-Family Housing Revenue, Regency
                           Woods I & II Project, Senior, Series A,
                           6.500%, 1/01/26

          4,000,000      Fulton County, Georgia, Housing Authority,                     7/06 at 102           A        4,032,920
                           Multi-Family Housing Revenue, Concorde Place
                           Apartments Project, Series A, 6.375%, 1/01/27

          4,715,000      Lawrenceville, Georgia, Housing Authority,                     6/07 at 102         AAA        4,760,783
                           Multi-Family Revenue, Knollwood Park Apartments
                           Project, 6.250%, 12/01/29

          1,300,000      Macon, Georgia, Housing Authority, Mortgage                   10/04 at 102         Aaa        1,340,287
                           Revenue Refunding, The Vistas, Series A,
                           6.450%, 4/01/26

          500,000        Summerville, Georgia, Housing Corporation,                    12/98 at 100         N/R          523,595
                           First Lien Revenue, 8.000%, 12/01/10
--------------------------------------------------------------------------------------------------------------------------------

____
11

      PRINCIPAL                                                                       OPTIONAL CALL                       MARKET
         AMOUNT          DESCRIPTION                                                   PROVISIONS*      RATINGS**          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                         HOUSING/SINGLE FAMILY - 13.6%

                         Fulton County, Georgia Housing Authority, Single
                         Family, Revenue, Series A:
   $    355,000            6.550%, 3/01/18                                              3/05 at 102        AAA      $    362,906
        120,000            6.600%, 3/01/28                                              3/05 at 102        AAA           122,842

                         Fulton County, Georgia, Housing Authority, Single
                         Family, Revenue Refunding, Mortgage, Mortgage
                         BKD Secs, A:
      1,290,000            6.125%, 9/01/18                                              9/06 at 102        AAA         1,302,913
      2,000,000            6.200%, 9/01/27                                              9/06 at 102        AAA         2,022,380

                         Georgia, State Housing and Finance Authority Revenue,
                         Refunding, Single Family Mortgage, Series A:
      1,215,000            6.500%, 12/01/17                                            12/04 at 102        AA+         1,251,681
        750,000            6.600%, 12/01/23                                            12/04 at 102        AA+           775,155

      1,000,000          Georgia, State Housing and Finance Authority,                  3/05 at 102        AA+         1,024,640
                           Revenue, Single Family Mortgage, Subseries A-2,
                           6.400%, 12/01/05

      2,500,000          Georgia, State Housing and Finance Authority,                  6/05 at 102        AA+         2,579,525
                           Revenue, Single Family Mortgage, Series B,
                           Subseries B-2, 6.550%, 12/01/27

      4,000,000          Georgia, State Housing and Finance Authority,                  6/06 at 102        AA+         4,120,720
                           Revenue, Single Family Mortgage, Series A,
                           Subseries A-2, 6.450%, 12/01/27

        310,000          Georgia, State Residential Finance Authority, Home            12/99 at 103        AA+           325,990
                           Ownership Mortgage, Senior, Series D,
                           Subseries D-3, 7.800%, 6/01/21

        350,000          Georgia, State Residential Finance Authority, Home            12/00 at 103        AA+           368,498
                           Ownership Mortgage, Series A,
                           Subseries A-2, 7.750%, 6/01/18

      1,615,000          Georgia, State Residential Finance Authority, Home            12/01 at 103        AA+         1,691,874
                           Ownership Mortgage, Series A, 7.250%, 12/01/21

        750,000          Georgia, State Residential Finance Authority,                 12/98 at 103        AA+           787,095
                           Single Family, Insured Mortgage, FHA Insured
                           Virginia Guaranteed, Series B, Subseries B-1,
                           8.000%, 12/01/16
--------------------------------------------------------------------------------------------------------------------------------
                         INDUSTRIAL DEVELOPMENT POLLUTION CONTROL - 5.1%

      1,000,000          Cartersville, Georgia, Development Authority,                  5/02 at 102         A+         1,075,900
                           Revenue, Water and Wastewater Facilities,
                           Anheuser, 6.750%, 2/01/12

____
12

                                                    Nuveen Municipal Bond Fund
                                                    May 31, 1997 Annual Report

       PRINCIPAL                                                                     OPTIONAL CALL                           MARKET
         AMOUNT              DESCRIPTION                                              PROVISIONS*           RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             INDUSTRIAL DEVELOPMENT POLLUTION CONTROL - CONTINUED

     $  2,000,000            Cartersville, Georgia, Development Authority,           5/07 at 101              A+       $  2,031,540
                               Revenue Refunding, Sewer Facilities,
                               Anheuser-Busch, 6.125%, 5/01/27

        1,000,000            Savannah, Georgia, Economic Development                 No Opt. Call             A1          1,049,780
                               Authority, Pollution Control, Revenue Refunding,
                               Union Camp Corporation Project, 6.150%, 3/01/17

          500,000            Wayne County, Georgia, Development Authority,           7/00 at 102            BBB+            535,865
                               Solid Waste Disposal, Revenue, Itt Rayonier
                               Inc. Project, 8.000%, 7/01/15

        1,000,000            Wayne County, Georgia, Development Authority,           5/03 at 102            BBB+          1,035,780
                               Pollution Control, Revenue Refunding, Itt Rayonier
                               Inc. Project, 6.100%, 11/01/07

          500,000            White County, Georgia, Development Authority,           6/02 at 102            BBB+            526,780
                               Industrial Development, Revenue Refunding,
                               Springs Industries, Inc., 6.850%, 6/01/10
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL APPROPRIATION OBLIGATIONS - 1.6%

        1,750,000            Butts County, Georgia, Certificates of                  12/04 at 102           AAA           1,936,515
                               Participation, 6.750%, 12/01/14
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/TRANSPORTATION - 0.8%

        1,000,000            Atlanta, Georgia, Airport Facilities, Revenue,          1/07 at 101            AAA             997,670
                               Refunding, 5.250%, 1/01/10
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/UTILITY - 8.2%

        1,800,000            Appling County, Georgia, Development Authority,         1/04 at 101            AAA           1,998,396
                               Pollution Control, Revenue, Oglethorpe Power
                               Corporation Hatch Project, 7.150%, 1/01/21

        1,500,000            Georgia Municipal Electric Authority, Power,            1/15 at 100              A           1,624,950
                               Revenue, General, Series B, 6.375%, 1/01/16

        1,000,000            Georgia Municipal Electric Authority, Power,            1/10 at 100            AAA           1,014,500
                               Revenue Refunding, Series Z, Fsa, CRS,
                               5.500%, 1/01/12

                             Monroe County, Georgia, Development Authority,
                             Pollution Control Revenue, Oglethorpe, Power,
                             Scherer, Series A, Refunding:
          500,000              6.750%, 1/01/10                                       No Opt. Call             A             563,490
        1,000,000              6.800%, 1/01/12                                       No Opt. Call             A           1,129,180

____
13

                             PORTFOLIO OF INVESTMENTS
                             NUVEEN FLAGSHIP GEORGIA - CONTINUED

        PRINCIPAL                                                                       OPTIONAL CALL                        MARKET
         AMOUNT              DESCRIPTION                                                 PROVISIONS*        RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/UTILITY - CONTINUED

     $  1,250,000            Puerto Rico, Electric Power Authority, Power Revenue,      7/04 at 100         BBB+       $  1,204,850
                               Formerly Puerto Rico Commonwealth, Water
                               Resource Authority, Power, Series T,
                               5.500%, 7/01/20

        1,000,000            Puerto Rico, Electric Power Authority, Power Revenue,      7/05 at 100         BBB+            930,880
                               Formerly Puerto Rico Commonwealth Water
                               Resource Authority, Power, Refunding, Series Z,
                               5.250%, 7/01/21

        1,500,000            Puerto Rico, Electric Power Authority, Power Revenue,      No Opt. Call        AAA             504,420
                               Formerly Puerto Rico Commonwealth Water
                               Resource Authority, Power, Capital Appreciation,
                               Refunding, Series N, Mbia, Ibc, 0.000%, 7/01/17

        3,000,000            Puerto Rico, Electric Power Authority, Power Revenue,      No Opt. Call        AAA           1,008,840
                               Formerly Puerto Rico Commonwealth Water
                               Resource Authority, Power, Capital Apprec,
                               Series O, Mbia, Ibc, 0.000%, 7/01/17

          170,000            Puerto Rico, Electric Power Authority, Power Revenue,      7/05 at 100         AAA             167,244
                               Formerly Puerto Rico Commonwealth Water
                               Resource Authority, Power, Series X, Mbia, Ibc,
                               5.500%, 7/01/25
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/WATER AND SEWER - 5.0%

        1,000,000            Atlanta, Georgia, Solid Waste Management Authority,        12/06 at 100         AA             960,720
                               Revenue, Landfill Closure Project, 5.250%, 12/01/21

                             Brunswick, Georgia, Water and Sewer, Revenue
                             Refunding and Improvement:
          500,000              6.000%, 10/01/11                                         No Opt. Call        AAA             538,190
          400,000              6.100%, 10/01/19                                         No Opt. Call        AAA             431,420

        2,000,000            Cherokee County, Georgia, Water and Sewer Authority,       No Opt. Call        AAA           2,001,220
                               Revenue Refunding and Improvement,
                               5.500%, 8/01/23

        1,000,000            Conyers, Georgia, Water and Sewer, Revenue,                7/04 at 102         AAA           1,119,940
                               Series A, 6.600%, 7/01/15

        1,000,000            Milledgeville, Georgia, Water and Sewer, Revenue           No Opt. Call        AAA           1,072,430
                               Refunding, 6.000%, 12/01/16
-----------------------------------------------------------------------------------------------------------------------------------
                             NON-STATE GENERAL OBLIGATIONS - 8.2%

        1,215,000            Clayton County, Georgia, Solid Waste Management            2/02 at 102          AA           1,293,793
                               Authority, Revenue, Series A, 6.500%, 2/01/12

____
14

                                                  Nuveen Municipal Bond Fund
                                                  May 31, 1997 Annual Report

         PRINCIPAL                                                                  OPTIONAL CALL                       MARKET
          AMOUNT         DESCRIPTION                                                 PROVISIONS*      RATINGS**          VALUE
--------------------------------------------------------------------------------------------------------------------------------
                         NON-STATE GENERAL OBLIGATIONS - CONTINUED

     $    800,000        Downtown Marietta Development Authority, Georgia           1/02 at 102       AAA           $    868,888
                           Revenue, Cobb County Lease, 6.600%, 1/01/19

        1,000,000        Downtown Smyrna Development Authority, Georgia             2/05 at 102       AAA              1,095,350
                           Revenue, 6.600%, 2/01/17

                         Peach County, Georgia, School District:
        1,015,000          6.300%, 2/01/14                                          2/05 at 102       AAA              1,092,922
        3,810,000          6.400%, 2/01/19                                          2/05 at 102       AAA              4,074,452

        1,500,000        Washington County, Georgia, School District,               1/05 at 102       AAA              1,673,580
                           6.875%, 1/01/14
--------------------------------------------------------------------------------------------------------------------------------
                         PRE-REFUNDED - 7.7%***

          750,000        Burke County, Georgia, Development Authority               7/97 at 102         A                767,858
                           Pollution Control, Revenue, Georgia Power
                           Company, Plant Vogtle Project, 8.375%, 7/01/17

                         Chatham County, Georgia, Hospital Authority,
                           Revenue, Memorial Medical Center Inc., Series A:
          100,000          7.000%, 1/01/10                                          1/01 at 102       AAA                109,702
        1,130,000          7.000%, 1/01/21                                          1/01 at 102       AAA              1,239,633

          500,000        Colquitt County, Georgia, Hospital Authority, Revenue      3/02 at 102       AAA                553,850
                           Certificates, Colquitt Regional Medical Center,
                           6.700%, 3/01/12

          500,000        Dade County, Georgia, Water and Sewer Authority,           7/99 at 102       AAA                541,870
                           Water and Sewer Revenue Refunding,
                           7.600%, 7/01/15

          500,000        Gainesville, Georgia, Water and Sewer Revenue              11/00 at 102      AAA                552,115
                           Refunding, Series B, 7.200%, 11/15/10

        1,855,000        Marietta, Georgia, Development Authority, Revenue,         12/99 at 102      AAA              2,017,127
                           Life College Inc. Project, 7.250%, 12/01/19

        1,200,000        Metropolitan Atlanta Rapid Transit Authority, Georgia      7/99 at 102       AAA              1,291,008
                           Sales Tax Revenue, Series L, 7.200%, 7/01/20

        1,650,000        Metropolitan Atlanta Rapid Transit Authority, Georgia      7/04 at 102       AAA              1,882,221
                           Sales Tax Revenue, Second Indenture, Series A,
                           6.900%, 7/01/20

          500,000        Ware County, Georgia, Hospital Authority, Revenue,         3/00 at 102       AAA                543,035
                           Anticipation Certificates, 7.125%, 3/01/15
--------------------------------------------------------------------------------------------------------------------------------

____
15

                             PORTFOLIO OF INVESTMENTS
                             NUVEEN FLAGSHIP GEORGIA - CONTINUED

        PRINCIPAL                                                                   OPTIONAL CALL                        MARKET
         AMOUNT          DESCRIPTION                                                 PROVISIONS*        RATINGS**         VALUE
-------------------------------------------------------------------------------------------------------------------------------
                         SPECIAL TAX REVENUE   -12.0%

     $    570,000        Burke County, Georgia, Development Authority,              2/01 at 102           A        $    614,819
                           Industrial Development Revenue, Georgia Safe
                           Corporation Project, 7.500%, 2/01/11

        1,150,000        Burke County, Georgia, Economic Development                12/02 at 102          A           1,235,100
                           Authority, Industrial Development Revenue, Ritz
                           Industrial Transformers, 7.250%, 12/01/11

        3,000,000        Cobb-Marietta, Georgia, Coliseum and Exhibit Hall          10/19 at 100        AAA           3,056,250
                           Authority, Revenue, Refunding, 5.625%, 10/01/26

        2,765,000        Metropolitan Atlanta Rapid Transit Authority, Georgia      No Opt. Call         AA-          3,034,588
                           Sales Tax, Revenue Refunding, Series N,
                           6.250%, 7/01/18

          500,000        Metropolitan Atlanta Rapid Transit Authority, Georgia      No Opt. Call        AAA             549,710
                           Sales Tax, Revenue Refunding, Series P,
                           6.250%, 7/01/20

        6,000,000        Puerto Rico Commonwealth Highway and                       7/16 at 100           A           5,835,420
                           Transportation Authority, Highway Revenue,
                           Series Y, 5.500%, 7/01/36

          550,000        Puerto Rico Commonwealth Infrastructure Financing          7/98 at 102         BBB+            581,762
                           Authority, Special, Series A, 7.750%, 7/01/08
-------------------------------------------------------------------------------------------------------------------------------
                         STATE/TERRITORIAL GENERAL OBLIGATIONS - 0.9%

          100,000        Puerto Rico Commonwealth, Refunding,                       7/05 at 101         AAA              97,971
                           5.375%, 7/01/22

          450,000        Puerto Rico Commonwealth, MBIA, Ibc,                       7/04 at 101 1/2     AAA             483,907
                           6.450%, 7/01/17

          475,000        Puerto Rico Public Buildings Authority Guaranteed          7/03 at 101 1/2       A             474,705
                           Public Education and Health Facilities, Refunding,
                           Series M, 5.750%, 7/01/15
-------------------------------------------------------------------------------------------------------------------------------
    $ 150,425,000        Total Investments - (cost $115,758,671) - 98.9%                                            122,097,398
-------------------------------------------------------------------------------------------------------------------------------
                         Other Assets Less Liabilities - 1.1%                                                         1,359,352
                         ------------------------------------------------------------------------------------------------------
                         Net Assets - 100%                                                                         $123,456,750
                         ======================================================================================================

                         * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                         ** Ratings (not covered by the report of independent auditors): Using the higher of Standard and Poor's or Moody's rating.

                         *** Pre-refunded securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

                         N/R - Investment is not rated.

____
16

STATEMENT OF NET ASSETS                               Nuveen Municipal Bond Fund
May 31, 1997                                          May 31, 1997 Annual Report

                                                                 NUVEEN FLAGSHIP
                                                                         GEORGIA
--------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)      $ 122,097,398
Cash                                                                     388,954
Receivables:
  Interest                                                             2,562,322
  Shares sold                                                            186,736
  Investments sold                                                        50,000
Other assets                                                              27,963
--------------------------------------------------------------------------------
     Total assets                                                    125,313,373
--------------------------------------------------------------------------------
LIABILITIES
Payables:
  Investments purchased                                                  989,610
  Shares redeemed                                                        206,840
Accrued expenses:
  Management fees (note 6)                                                43,078
  Other                                                                   69,550
Dividends payable                                                        547,545
--------------------------------------------------------------------------------
     Total liabilities                                                 1,856,623
--------------------------------------------------------------------------------
Net assets (note 7)                                                $ 123,456,750
================================================================================
CLASS A SHARES (NOTE 1)
Net assets                                                         $ 111,518,477
Shares outstanding                                                    10,551,439
Net asset value and redemption price per share                     $       10.57
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                 $       11.03
================================================================================
CLASS B SHARES (NOTE 1)
Net assets                                                         $     113,275
Shares outstanding                                                 $      10,720
Net asset value, offering and redemption price per share           $       10.57
================================================================================
CLASS C SHARES (NOTE 1)
Net assets                                                         $  11,802,566
Shares outstanding                                                     1,119,142
Net asset value, offering and redemption price per share           $       10.55
================================================================================
CLASS R SHARES (NOTE 1)
Net assets                                                         $      22,432
Shares outstanding                                                         2,122
Net asset value, offering and redemption price per share           $       10.57
================================================================================

                                 See accompanying notes to financial statements.

____
17

STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 1997

                                                                 NUVEEN FLAGSHIP
                                                                        GEORGIA*
--------------------------------------------------------------------------------
INVESTMENT INCOME

Tax-exempt interest income (note 1)                                $  7,487,788
--------------------------------------------------------------------------------

EXPENSES

Management fees (note 6)                                                622,281
12b-1 service fees - Class A (notes 1 and 6)                            366,712
12b-1 distribution and service fees - Class B (notes 1 and 6)               173
12b-1 distribution and service fees - Class C (notes 1 and 6)            92,494
Shareholders' servicing agent fees and expenses                          79,289
Custodian's fees and expenses                                            79,954
Trustees' fees and expenses (note 6)                                      3,223
Professional fees                                                        17,554
Shareholders' reports - printing and mailing expenses                    11,692
Federal and state registration fees                                       3,610
Other expenses                                                            5,532
--------------------------------------------------------------------------------
Total expenses before reimbursement                                   1,282,514
  Expense reimbursement (note 6)                                       (283,341)
--------------------------------------------------------------------------------
Net expenses                                                            999,173
--------------------------------------------------------------------------------
Net investment income                                                 6,488,615
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investment transactions (notes 1 and 4)          816,979
Net change in unrealized appreciation or depreciation of
 investments                                                          3,379,145
--------------------------------------------------------------------------------
Net gain from investments                                             4,196,124
--------------------------------------------------------------------------------
Net increase in net assets from operations                         $ 10,684,739
================================================================================

* Information represents eight months of Flagship Georgia and four months of Nuveen Flagship Georgia (see note 1 of the Notes to Financial Statements).

                                 See accompanying notes to financial statements.

____
18

STATEMENT OF CHANGES IN NET ASSETS                    Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

                                                    NUVEEN              FLAGSHIP
                                                     GEORGIA*            GEORGIA
                                         ---------------------------------------
                                          YEAR ENDED 5/31/97  YEAR ENDED 5/31/96
--------------------------------------------------------------------------------
OPERATIONS
Net investment income                           $  6,488,615       $  6,536,598
Net realized gain from investment
  transactions (notes 1 and 4)                       816,979            600,909
Net change in unrealized appreciation or
  depreciation of investments                      3,379,145         (3,544,803)
--------------------------------------------------------------------------------
Net increase in net assets from operations        10,684,739          3,592,704
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
  Class A                                         (5,973,872)        (6,196,741)
  Class B                                               (779)               N/A
  Class C                                           (513,629)          (392,640)
  Class R                                               (289)               N/A
--------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                    (6,488,569)        (6,589,381)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares                  18,042,463         14,972,667
Net proceeds from shares issued to
  shareholders due to reinvestment
  of distributions                                 3,251,554          3,853,135
--------------------------------------------------------------------------------
                                                  21,294,017         18,825,802
--------------------------------------------------------------------------------
Cost of shares redeemed                          (19,327,898)       (18,861,782)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions                     1,966,119            (35,980)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets              6,162,289         (3,032,657)
Net assets at the beginning of year              117,294,461        120,327,118
--------------------------------------------------------------------------------
Net assets at the end of year                   $123,456,750       $117,294,461
--------------------------------------------------------------------------------
Balance of undistributed net investment
  income at end of year                         $         46       $         --
--------------------------------------------------------------------------------

* Information represents eight months of Flagship Georgia and four months of Nuveen Flagship Georgia (see note 1 of the Notes to Financial Statements).

N/A - Flagship Georgia was not authorized to issue Class B or Class R Shares.

                                 See accompanying notes to financial statements.

____
19

NOTES TO FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship Georgia Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship Georgia Double Tax Exempt Fund ("Flagship Georgia") was reorganized into the Trust and renamed Nuveen Flagship Georgia Municipal Bond Fund ("Nuveen Flagship Georgia").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had no such purchase commitments.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

____
20

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship Georgia was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Georgia state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gains and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class B and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

____
21

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Fund shares were as follows:

                                                 NUVEEN FLAGSHIP                      FLAGSHIP
                                                    GEORGIA*                          GEORGIA
                                         ----------------------------------------------------------------
                                                   YEAR ENDED                        YEAR ENDED
                                                    5/31/97                           5/31/96
                                         ----------------------------------------------------------------
                                            SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                               1,320,552      $ 13,778,494       1,076,625      $ 11,247,191
   Class B                                  10,720           112,660             N/A               N/A
   Class C                                 393,868         4,129,100         355,608         3,725,476
   Class R                                   2,104            22,209             N/A               N/A
Shares issued to shareholders due to
   reinvestment of distributions:
   Class A                                 287,354         2,992,929         343,594         3,593,871
   Class B                                      --                --             N/A               N/A
   Class C                                  24,846           258,440          24,841           259,264
   Class R                                      18               185             N/A               N/A
---------------------------------------------------------------------------------------------------------
                                         2,039,462        21,294,017       1,800,668        18,825,802
---------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                              (1,627,331)      (16,977,352)     (1,686,034)      (17,598,671)
   Class B                                      --                --             N/A               N/A
   Class C                                (225,854)       (2,350,546)       (122,108)       (1,263,111)
   Class R                                      --                --             N/A               N/A
---------------------------------------------------------------------------------------------------------
                                        (1,853,185)      (19,327,898)     (1,808,142)      (18,861,782)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                    186,277      $  1,966,119          (7,474)     $    (35,980)
---------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship Georgia and four months of Nuveen Flagship Georgia (see note1).

N/A- Flagship Georgia was not authorized to issue Class B or Class R Shares.

____
22

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

3.DISTRIBUTIONS TO SHAREHOLDERS
On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:

                                                                 NUVEEN FLAGSHIP
                                                                         GEORGIA
--------------------------------------------------------------------------------
Dividend per share:
   Class A                                                                $.0470
   Class B                                                                 .0405
   Class C                                                                 .0420
   Class R                                                                 .0490
================================================================================

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended May 31, 1997, were as follows:

                                                                 NUVEEN FLAGSHIP
                                                                        GEORGIA*
--------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                                  $48,893,968
Temporary municipal investments                                        5,500,000

SALES
Investments in municipal securities                                    6,954,834
Temporary municipal investments                                        5,500,000
================================================================================

* Information represents eight months of Flagship Georgia and four months of Nuveen Flagship Georgia (see note 1).

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

At May 31, 1997, the Fund had unused capital loss carryforwards of $2,608,045 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $704,617 of the carryover will expire in the year 2001, $1,400,169 will expire in the year 2002 and $503,259 will expire in the year 2003.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At May 31, 1997, net unrealized appreciation aggregated $6,338,727 of which $6,343,997 related to appreciated securities and $5,270 related to depreciated securities.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:

____
23

AVERAGE DAILY NET ASSET VALUE                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .5500 of 1%
For the next $125 million                                            .5375 of 1%
For the next $250 million                                            .5250 of 1%
For the next $500 million                                            .5125 of 1%
For the next $1 billion                                              .5000 of 1%
For net assets over $2 billion                                       .4750 of 1%
------------------------------------------------------------------------------------------------------------------

Prior to the reorganization (see note 1) Flagship Georgia paid a management fee of .5 of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $342,600, of which approximately $293,900 were paid out as concessions to authorized dealers. The Distributor and its predecessor also received 12b-1 service fees on Class A Shares, approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $69,700 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor and its predecessor also collected and retained approximately $3,200 of CDSC on share redemptions during the fiscal year ended May 31, 1997.

7. COMPOSITION OF NET ASSETS
At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                 NUVEEN FLAGSHIP
                                                                         GEORGIA
--------------------------------------------------------------------------------
Capital paid-in                                                    $119,726,022
Balance of undistributed net investment income                               46
Accumulated net realized gain (loss)
from investment transactions                                         (2,608,045)
Net unrealized appreciation of investments                            6,338,727
--------------------------------------------------------------------------------
Net assets                                                         $123,456,750
================================================================================

              ____

FINANCIAL HIGHLIGHTS

____
25

              FINANCIAL HIGHLIGHTS
              Selected data for a share outstanding throughout each period is as follows:

CLASS (INCEPTION DATE)                      OPERATING PERFORMANCE                             LESS DISTRIBUTIONS
                                        ----------------------------                     -----------------------------

                                                                NET
NUVEEN FLAGSHIP GEORGIA        NET                     REALIZED AND       DIVIDENDS                          NET        TOTAL
                              ASSET                      UNREALIZED       FROM TAX-                        ASSET       RETURN
                              VALUE          NET        GAIN (LOSS)     EXEMPT NET      DISTRIBUTIONS      VALUE       ON NET
YEAR ENDING                 BEGINNING    INVESTMENT           FROM      INVESTMENT      FROM CAPITAL      END OF        ASSET
MAY 31,                     OF PERIOD    INCOME (B)    INVESTMENTS          INCOME             GAINS      PERIOD    VALUE (A)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A (3/86)
 1997                          $10.20          $.57          $ .37           $(.57)             $ --      $10.57         9.39%
 1996                           10.46           .57           (.25)           (.58)               --       10.20         3.05
 1995                           10.23           .58            .23            (.58)               --       10.46         8.31
 1994                           10.62           .59           (.39)           (.59)               --       10.23         1.83
 1993                           10.16           .62            .45            (.61)               --       10.62        10.84
 1992                            9.95           .63            .21            (.63)               --       10.16         8.81
 1991                            9.67           .64            .28            (.64)               --        9.95         9.90
 1990                            9.88           .65           (.22)           (.64)               --        9.67         4.55
 1989                            9.30           .65            .59            (.66)               --        9.88        13.77
 1988                            9.19           .66            .11            (.66)               --        9.30         8.61

CLASS B (2/97)
 1997(c)                        10.66           .14           (.11)           (.12)               --       10.57          .31

CLASS C (1/94)
 1997                           10.18           .51            .37            (.51)               --       10.55         8.80
 1996                           10.44           .51           (.25)           (.52)               --       10.18         2.48
 1995                           10.21           .52            .23            (.52)               --       10.44         7.72
 1994(c)                        10.91           .19           (.69)           (.20)               --       10.21       (10.96)+

CLASS R (2/97)
 1997(c)                        10.65           .18           (.06)           (.20)               --       10.57         1.11
--------------------------------------------------------------------------------------------------------------------------------

          +  Annualized.

         ++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Georgia.

        (a) Total returns are calculated on net asset value without any sales charge.

        (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

        (c)  From commencement of class operations as noted.

____
26

                                                     Nuveen Municipal Bond Fund
                                                     May 31, 1997 Annual Report

                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                             RATIO                                      RATIO
                                                            OF NET                                     OF NET
                                RATIO OF                INVESTMENT               RATIO OF          INVESTMENT
                                EXPENSES                IN COME TO               EXPENSES           INCOME TO
                              TO AVERAGE                   AVERAGE             TO AVERAGE             AVERAGE
                              NET ASSETS                NET ASSETS             NET ASSETS          NET ASSETS
     NET ASSETS                   BEFORE                    BEFORE                  AFTER               AFTER          PORTFOLIO
  END OF PERIOD               REIMBURSE-                REIMBURSE-             REIMBURSE-          REIMBURSE-           TURNOVER
 (IN THOUSANDS)                     MENT                      MENT               MENT (B)            MENT (B)               RATE
-----------------------------------------------------------------------------------------------------------------------------------
       $111,518               1.02%                     5.20%                   .78%               5.44%               39%
        107,862               1.08                      5.18                    .80                5.46                59
        113,354               1.09                      5.53                    .83                5.79                40
        123,068               1.06                      5.11                    .70                5.47                39
        101,196               1.08                      5.42                    .62                5.88                30
         70,650               1.14                      5.74                    .57                6.31                21
         44,829               1.22                      6.10                    .72                6.60                24
         36,034               1.23                      6.23                    .84                6.62                34
         35,637               1.21                      6.49                    .96                6.74                23
         29,701               1.18                      6.87                    .91                7.14                46

            113               1.63+                     4.49+                  1.32+               4.80+               39

         11,803               1.56                      4.63                   1.32                4.87                39
          9,433               1.63                      4.61                   1.34                4.90                59
          6,973               1.64                      4.92                   1.38                5.18                40
          4,348               1.60+                     4.22+                  1.27+               4.55+               39

             22                .68+                     5.41+                   .38+               5.71+               39
-----------------------------------------------------------------------------------------------------------------------------------

____
27

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND:


We have audited the accompanying statement of net assets of Nuveen Flagship Georgia Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship Georgia Municipal Bond Fund at May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP


Dayton, Ohio
July 11, 1997

____
28

                             SHAREHOLDER MEETING REPORT
                             FLAGSHIP GEORGIA

                                                      A SHARES      C SHARES
----------------------------------------------------------------------------
 ADVISORY AGREEMENT          For                     8,274,496       795,047
                             Against                   255,231         5,079
                             Abstain                   139,357        38,938
                             -----------------------------------------------
                             Total                   8,669,084       839,064
----------------------------------------------------------------------------
                             Broker Non Votes          129,460        30,572
----------------------------------------------------------------------------
 REORGANIZATION              For                     5,411,178       489,766
                             Against                   191,350        10,329
                             Abstain                   110,415        29,861
                             -----------------------------------------------
                             Total                   5,712,943       529,956
----------------------------------------------------------------------------
                             Broker Non Votes        3,085,601       339,680
----------------------------------------------------------------------------
 INVESTMENT OBJECTIVE        For                     5,431,040       495,083
                             Against                   326,838        27,879
                             Abstain                    15,253         6,993
                             -----------------------------------------------
                             Total                   5,773,131       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,413       339,681
----------------------------------------------------------------------------
 INVESTMENT ASSETS           For                     5,437,551       495,083
                             Against                   320,715        27,879
                             Abstain                    14,864         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 TYPE OF SECURITIES          For                     5,433,282       495,083
                             Against                   322,672        27,879
                             Abstain                    17,176         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 BORROWING                   For                     5,429,414       493,229
                             Against                   326,540        27,879
                             Abstain                    17,176         8,847
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 PLEDGES                     For                     5,434,230       495,083
                             Against                   322,997        27,879
                             Abstain                    15,903         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 SENIOR SECURITIES           For                     5,435,879       493,229
                             Against                   321,331        27,879
                             Abstain                    15,920         8,847
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 UNDERWRITING                For                     5,427,113       495,083
                             Against                   337,685        27,879
                             Abstain                     8,332         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
                             -----------------------------------------------

____
29

                             SHAREHOLDER MEETING REPORT
                             FLAGSHIP GEORGIA-CONTINUED

                                                      A SHARES      C SHARES
----------------------------------------------------------------------------
 REAL ESTATE                 For                     5,415,396       495,083
                             Against                   341,814        27,879
                             Abstain                    15,920         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 COMMODITIES                 For                     5,415,714       495,083
                             Against                   343,606        27,879
                             Abstain                    13,810         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 LOANS                       For                     5,416,396       495,083
                             Against                   337,710        27,879
                             Abstain                    19,024         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 SHORT SALES/MARGIN          For                     5,415,002       495,083
    PURCHASES
                             Against                   341,395        27,879
                             Abstain                    16,733         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 PUT AND CALL OPTIONS        For                     5,411,051       495,083
                             Against                   346,014        27,879
                             Abstain                    16,066         6,993
                             -----------------------------------------------
                             Total                   5,773,131       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,413       339,681
----------------------------------------------------------------------------
 INDUSTRY CONCENTRATION      For                     5,431,817       495,083
                             Against                   324,688        27,879
                             Abstain                    16,625         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
                             Broker Non Votes        3,025,414       339,681
 AFFILIATE PURCHASES         For                     5,433,755       495,083
                             Against                   324,403        27,879
                             Abstain                    14,972         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 INVESTMENT COMPANIES        For                     5,432,986       494,085
                             Against                   324,116        28,877
                             Abstain                    16,028         6,993
                             -----------------------------------------------
                             Total                   5,773,130       529,955
----------------------------------------------------------------------------
                             Broker Non Votes        3,025,414       339,681
----------------------------------------------------------------------------
 DIV VS. NON-DIV             For                     5,283,651       488,970
                             Against                   292,880        11,678
                             Abstain                   197,407        29,308
                             -----------------------------------------------
                             Total                   5,773,938       529,956
----------------------------------------------------------------------------
                             Broker Non Votes        3,027,606       339,680
----------------------------------------------------------------------------
 12B-1 FEES                  For                     8,099,794       760,735
                             Against                   301,855        39,390
                             Abstain                   267,435        38,938
                             -----------------------------------------------
                             Total                   8,669,084       839,063
----------------------------------------------------------------------------
                             Broker Non Votes          129,460        30,573
                             -----------------------------------------------

____
30

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

                                                      A SHARES      C SHARES
----------------------------------------------------------------------------
 DIRECTORS
----------------------------------------------------------------------------
 Bremner                     For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Brown                       For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Dean                        For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Impellizzeri                For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Rosenheim                   For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Sawers                      For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Schneider                   For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
----------------------------------------------------------------------------
 Schwertfeger                For                     8,609,958       824,735
                             Withhold                  188,586        44,901
                             -----------------------------------------------
                             Total                   8,798,544       869,636
                             -----------------------------------------------

____
31

NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH AND INCOME FUNDS
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

MUNICIPAL BOND FUNDS

NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited-Term

STATE FUNDS
Alabama            Michigan
Arizona            Missouri
California         New Jersey
Colorado           New Mexico
Connecticut        New York
Florida            North Carolina
Georgia            Ohio
Kansas             Pennsylvania
Kentucky           South Carolina
Louisiana          Tennessee
Maryland           Virginia
Massachusetts      Wisconsin

SHAREHOLDER INFORMATION

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

____
32

FUND INFORMATION

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

TRANSFER AGENT,
SHAREHOLDER SERVICES AND
DIVIDEND DISBURSING AGENT
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, MA 02266-8509

(800) 225-8530

LEGAL COUNSEL
Fried, Frank, Harris, Shriver
 & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Dayton, Ohio

____
33

SERVING INVESTORS
FOR GENERATIONS


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Il. 60606-1286

(800) 621-7227
www. nuveen.com

Since our founding in 1898. John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

NUVEEN
Municipal
Bond Funds


May 31, 1997

Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.


Louisiana

[PHOTO APPEARS HERE]

                        Contents


                         1  Dear Shareholder

                         3  Answering Your Questions

                         6  Louisiana Overview

                         9  Financial Section

                        29  Shareholder Meeting Report

                        32  Shareholder Information

                        33  Fund Information

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger


Dear Shareholder

It's a pleasure to report to you on the performance of the Nuveen Flagship Louisiana Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 9.37% for Class A shares if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) outpaced the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 5.10% for Class A shares. To match this yield, investors in the 34% combined federal and state income tax bracket would have had to earn at least 7.73% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to increased volatility in both the equity and bond markets.

"In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds."


During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation -- as well as attractive yields -- have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 1997

[PHOTO OF TED NEILD APPEARS HERE]

Ted Neild, head of Nuveen's Dayton-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

Answering Your Questions


What are the investment objectives of the fund?

The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the fund's after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.

What is your strategy for meeting these objectives?

To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.

What key economic factors affected the fund's performance during the year?

The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. The fund had the added advantage of

"At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates."


operating in a healthy supply environment, where securities were available as needed.

Given this market environment, how did the fund perform?

The Louisiana Municipal Bond fund performed well over the past year, rewarding investors with a total return on net asset value for the year of 9.37% for Class A shares, including price changes and reinvested dividends. Additionally, the fund was ranked number one among 13 Louisiana municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service.

What strategies did you employ to add value?

As the spread between yields on higher and lower quality bonds continued to narrow during the year, we were able to enhance the credit quality of the fund without sacrificing yield. We also focused on purchasing bonds with strong call protection, which resulted in healthy appreciation for the fund as interest rates generally fell over the period.

What is the current status of Louisiana's municipal market?

The supply of Louisiana bonds has been tight over the past year. Issuance is down 23.5%, from a volume of $1.2 billion in the first half of 1996 to $891 million in the first half of 1997. Municipal financial operations in the state have stabilized somewhat in recent years, with debt levels moderating. The declining debt levels are partly due to the retirement of bonds once issued by the Louisiana Recovery District to compensate for deficits experienced in the 1980s. Louisiana's healthcare market continues to be rather volatile. The increased presence of managed care programs and strong for-profit healthcare providers have squeezed reimbursement levels, particularly in the New Orleans metro area. In addition, proposed reductions in federal Medicaid funds threaten to leave the state with greatly increased payment obligations.

What is the current outlook for the municipal market as a whole?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market should continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

Louisiana
Overview

---------------------------------------------------

---------------------------------------------------
Credit Quality
---------------------------------------------------

[PIE CHART APPEARS HERE]

BBB/NR 20%

A 11%

AA 9%

AAA/Pre-refunded 60%
---------------------------------------------------

---------------------------------------------------
Diversification
---------------------------------------------------

[PIE CHART APPEARS HERE]

Hospitals 26%

Escrowed Bonds 9%

Other 4%

Tax Revenue 7%

Housing Facilities 9%

General Obligations 17%

Pollution Control 22%

Lease Rental 3%

Education 3%
---------------------------------------------------

Fund Highlights
===============================================================================
Share Class                                       A        B        C         R
Inception Date                                 9/89     2/97     2/94      2/97
-------------------------------------------------------------------------------
Net Asset Value (NAV)                        $11.10   $11.09   $11.09   $ 11.09
===============================================================================
Total Net Assets ($000)                                                 $84,593
-------------------------------------------------------------------------------
Average Weighted Maturity (years)                                         22.15
-------------------------------------------------------------------------------
Duration (years)                                                           8.69
===============================================================================

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                         A(NAV)  A(Offer)        B         C        R
1-Year                               9.37%     4.78%    8.61%     8.78%    9.33%
--------------------------------------------------------------------------------
5-Year                               7.57%     6.65%    6.96%     6.97%    7.56%
--------------------------------------------------------------------------------
Since Inception                      8.34%     7.74%    7.73%     7.73%    8.33%
================================================================================

Tax-Free Yields
================================================================================
Share Class                         A(NAV)  A(Offer)        B        C         R
Dist Rate                            5.30%     5.07%    4.56%    4.74%     5.50%
--------------------------------------------------------------------------------
SEC 30-Day Yld                       5.10%     4.88%    4.36%    4.55%     5.71%
--------------------------------------------------------------------------------
Taxable Equiv Yld/2/                 7.73%     7.39%    6.61%    6.89%     8.65%
================================================================================

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns do not reflect imposition of the CDSC. Giving effect to the CDSC applicable to Class B shares, the 1-year, 5-year, and since inception total returns above would be 4.61%, 6.80%, and 7.73%, respectively.

2 Based on SEC yield and a combined federal and state income tax rate of 34%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Nuveen Flagship Louisiana Municipal Bond Fund
May 31, 1997 Annual Report


* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.


Index Comparison*


[LINE CHART APPEARS HERE]

                                                                    Nuveen Flagship               Nuveen Flagship
                                  Lehman Brothers               Louisiana Municipal Bond      Louisiana Municipal Bond
                                Municipal Bond Index                   Fund (NAV)                   Fund (Offer)
September 1989                       10,000                            10,000                         9,580
May 1990                             10,323.9                          10,179.5                       9,751.96
May 1991                             11,509.7                          11,533.5                      11,049.1
May 1992                             12,604.7                          12,659.9                      12,128.2
May 1993                             14,199.2                          14,467.5                      13,859.8
May 1994                             14,505.1                          14,652.4                      14,037
May 1995                             15,470.2                          15,632.7                      14,976.1
May 1996                             16,700                            16,848.7                      16,141
May 1997                             18,230.5                          18,547.8                      17,768.8

  Lehman Brothers Municipal Bond Index                      $18,230
  Nuveen Flagship Louisiana Municipal Bond Fund (NAV)       $18,548
  Nuveen Flagship Louisiana Municipal Bond Fund (Offer)     $17,769

Past performance is not predictive of future performance.


Dividend History (A Shares)

[BAR CHART APPEARS HERE]

June 1996               0.0482          Capital Gain
July 1996               0.0498
August 1996             0.0498
September 1996          0.0482
October 1996            0.0498
November 1996           0.0482
December 1996           0.0498
January 1997            0.04994         0.0025
February 1997           0.049
March 1997              0.049
April 1997              0.049
May 1997                0.049

  Capital Gain

Financial Section




    Contents

10  Portfolio of Investments

16  Statement of Net Assets

17  Statement of Operations

18  Statement of Changes in Net Assets

19  Notes to Financial Statements

26  Financial Highlights

28  Independent Auditors' Report

Portfolio of Investments
Nuveen Flagship Louisiana


            Principal                                                         Optional Call                   Market
               Amount    Description                                            Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------
                         Education -- 2.6%

           $  750,000    Louisiana Public Facilities Authority,                10/99 at 102          A+   $  807,923
                           Revenue Refunding, Loyola University Project,
                           89 Issue A, 7.250%, 10/01/09

              380,000    Louisiana Public Facilities Authority                  4/02 at 102          A+      416,875
                           Revenue Refunding, College and University,
                           Loyola University, 6.750%, 4/01/10

            1,000,000    Louisiana, Public Facilities Authority, Revenue,      12/07 at 102         AAA      986,290
                           Tulane University of Louisiana,
                           5.600%, 12/15/27 (WI)
--------------------------------------------------------------------------------------------------------------------
                         Escrowed to Maturity -- 4.7%

              775,000    Louisiana, Public Facilities Authority, Hospital       4/02 at 102         AAA      914,136
                           Revenue Refunding, Southern Baptist Hospital Inc.
                           Project, 8.000%, 5/15/12

           10,000,000    Louisiana, Public Facilities Authority, Revenue,      No Opt. Call         AAA    2,786,400
                           Series B,  0.000%, 12/01/19

              250,000    Shreveport, Louisiana, Home Mortgage Authority,       No Opt. Call         Aaa      276,075
                           Single Family Mortgage, Revenue, Series A,
                           6.750%, 9/01/10
--------------------------------------------------------------------------------------------------------------------
                         Health Care -- 4.4%

            3,000,000    Louisiana, Housing Finance Agency, Mortgage            9/05 at 103         AAA    3,237,030
                           Revenue, St. Dominic Assisted Care,
                           6.950%, 9/01/36

              500,000    Louisiana, Public Facilities Authority, Revenue,       1/05 at 102         AAA      522,180
                           Mary Bird Perkins Cancer Center, 6.200%, 1/01/19
--------------------------------------------------------------------------------------------------------------------
                         Hospital -- 21.1%

            1,125,000    Louisiana, Public Facilities Authority, Hospital      10/02 at 102          A3    1,278,473
                           Revenue, Woman's Hospital Foundation Project,
                           7.250%, 10/01/22

                         Louisiana, Public Facilities Authority, Hospital
                         Revenue Refunding, Lafayette General Medical
                         Center Project:
            1,000,000      6.400%, 10/01/12                                    10/02 at 102         AAA    1,065,830
            2,000,000      6.500%, 10/01/22                                    10/02 at 102         AAA    2,153,440

            2,750,000    Louisiana, Public Facilities Authority, Hospital       7/07 at 101         AAA    2,625,398
                           Revenue Refunding, Woman's Hospital
                           Foundation Project, 5.375%, 10/01/22 (WI)

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



            Principal                                                         Optional Call                   Market
               Amount    Description                                            Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------
                         Hospitals -- continued

           $1,325,000    Louisiana, Public Facilities Authority, Revenue        5/02 at 102         AAA   $1,422,056
                           Refunding, Series B, Alton Ochsner Medical
                           Foundation Project, 6.500%, 5/15/22

            3,400,000    Louisiana, Public Facilities Authority, Revenue       No Opt. Call          AA    3,174,308
                           Refunding, Health Facilities, Sister's Mercy,
                           Series A, 5.000%, 6/01/19

            2,500,000    Louisiana, Public Facilities Authority, Revenue,      11/04 at 102         AAA    2,667,525
                           General Health Inc. Project, 6.375%, 11/01/24

            2,180,000    St. Tammany Parish, Louisiana, Hospital Service       10/04 at 102         AAA    2,293,883
                           District Number 2, Hospital Revenue, Slidell
                           Memorial Hospital and Medical Center,
                           Refunding, 6.250%, 10/01/14

            1,135,000    Tangipahoa Parish, Louisiana, Hospital Service         2/04 at 102         AAA    1,186,200
                           District Number 1, Hospital Revenue Refunding,
                           6.250%,  2/01/24
--------------------------------------------------------------------------------------------------------------------
                         Housing/ Multi Family -- 4.6%

              750,000    Lake Charles, Louisiana, Non-Profit Housing            8/97 at 100         AAA      764,625
                           Development Corporation, Mortgage Revenue
                           Refunding, Chateau Project, Series A,
                           7.875%, 2/15/25

            1,740,000    Louisiana, Housing Finance Agency, Mortgage            1/04 at 101         AAA    1,839,859
                           Revenue, Villa Maria Retirement Center Project,
                           7.100%, 1/20/35

              735,000    Louisiana, Public Facilities Authority, Revenue,       6/03 at 103         AAA      788,354
                           Walmsley Housing Corporation, Series A,
                           7.500%, 6/01/21

              500,000    Louisiana, Public Facilities Authority, Revenue,      11/01 at 102          AA      533,560
                           Multifamily Housing, National Housing
                           Corporation, 7.750%, 11/01/16
--------------------------------------------------------------------------------------------------------------------
                         Housing/ Single Family -- 4.5%

            1,260,000    East Baton Rouge, Louisiana, Mortgage Finance          8/00 at 102         Aaa    1,326,087
                           Authority, Single Family Mortgage Purchase,
                           Mortgage Backed Securities Program, Series A,
                           7.875%, 8/01/23

              345,000    Louisiana, Housing Finance Agency, Single Family       6/05 at 102         Aaa      354,443
                           Mortgage Revenue, Series A, Issue 2,
                           6.550%, 12/01/26

Portfolio of Investments
Nuveen Flagship Louisiana -- continued


            Principal                                                          Optional Call                   Market
               Amount    Description                                             Provisions*   Ratings**        Value
---------------------------------------------------------------------------------------------------------------------
                         Housing/Single Family -- continued
           $  580,000    New Orleans, Louisiana, Home Mortgage                   1/00 at 102         Aaa   $  605,276
                           Authority, Single Family Mortgage Revenue,
                           Series C, Issue 1, 7.750%, 12/01/22

            1,000,000    New Orleans, Louisiana, Home Mortgage Authority,       12/06 at 102         Aaa      993,000
                           Single Family Mortgage, Revenue, Series A,
                           6.100%, 12/01/29

              281,573    St. Bernard Parish, Louisiana, Home Mortgage           No Opt. Call          A1      305,306
                           Authority, Single Family Mortgage, Revenue
                           Refunding, Series A, 8.000%, 3/25/12

              192,004    St. Mary, Louisiana, Public Tollroad Financing         No Opt. Call         Aaa      209,561
                           Authority, Single Family Mortgage, Revenue
                           Refunding, Series A, 7.625%, 3/25/12
---------------------------------------------------------------------------------------------------------------------
                         Industrial Development and Pollution Control -- 21.8%

            1,000,000    De Soto Parish, Louisiana, Environmental Improvement,   6/05 at 102         A--    1,045,890
                           Revenue Refunding, International Paper Company
                           Project, Series B,  6.550%, 4/01/19

            1,000,000    Lake Charles, Louisiana, Harbor and Terminal District, 12/02 at 102         BBB    1,064,410
                           Port Facilities, Revenue Refunding, Occidental
                           Petroleum Corporation, 7.200%, 12/01/20

            3,000,000    Lake Charles, Louisiana, Harbor and Terminal District,  8/02 at 103        Baa2    3,407,010
                           Port Facilities, Revenue Refunding, Trunkline LNG
                           Company Project, 7.750%, 8/15/22

            1,000,000    Louisiana, State Offshore Terminal Authority,           9/00 at 102           A    1,089,510
                           Deepwater Port, Revenue Refunding, Loop Inc.,
                           First Stage, Series E, 7.600%, 9/01/10

              500,000    Louisiana, State Offshore Terminal Authority,           9/01 at 102           A      549,825
                           Deepwater Port, Revenue Refunding, Loop Inc.,
                           First Stage, Series B, 7.200%, 9/01/08

            3,000,000    Natchitoches Parish, Louisiana, Solid Waste Disposal,  12/03 at 102         A--    3,011,940
                           Revenue, Williamette Industries Project,
                           5.875%, 12/01/23

            2,500,000    St. Bernard Parish, Louisiana, Exempt Facility,        11/06 at 102          AA    2,513,275
                           Revenue, Mobil Oil Corporation Project, 5.900%,
                           11/01/26

            1,000,000    Saint Charles Parish, Louisiana, Environmental         11/02 at 102         BBB    1,007,260
                           Improvement, Revenue, Louisiana Power and Light
                           Company Project, Series A, 6.200%, 5/01/23

            1,000,000    Saint Charles Parish, Louisiana, Environmental         11/00 at 102       BBB--    1,010,220
                           Improvement, Revenue, Louisiana Power and Light
                           Company Project, 6.375%, 11/01/25

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report




            Principal                                                         Optional Call                   Market
               Amount    Description                                            Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------
                         Industrial Development and Pollution Control -- continued

           $  500,000    Saint Charles Parish, Louisiana, Pollution Control,   12/99 at 103        Baa3   $  546,145
                           Revenue, Louisiana Power and Light, 2nd Issue,
                           8.000%, 12/01/14

            1,500,000    Saint Charles Parish, Louisiana, Pollution Control,   11/02 at 102         BBB    1,595,895
                           Revenue, Union Carbide Project,
                           7.350%, 11/01/22

            1,500,000    St. Charles Parish, Louisiana, Solid Waste            12/02 at 102         BBB    1,574,340
                           Disposal, Revenue, Louisiana Power and Light
                           Company Project, Series A, 7.000%, 12/01/22
--------------------------------------------------------------------------------------------------------------------
                         Municipal Appropriation Obligations -- 2.9%

              685,000    Louisiana, Public Facilities Authority, Revenue    8/99 at 101 1/2         AAA      735,697
                           Refunding, Jefferson Parish Eastbank Project,
                           7.700%, 8/01/10

            1,500,000    Office Facilities Corporation, A Louisiana            12/01 at 103        BBB+    1,680,750
                           Non-Profit Corporation, Capital Facilities,
                           7.750%, 12/01/10
--------------------------------------------------------------------------------------------------------------------
                         Municipal Revenue/Other -- 2.6%

            2,000,000    New Orleans, Louisiana, Audubon Park Commission,       4/02 at 102         N/R    2,189,820
                           Aquarium Revenue, Series A,
                           8.000%, 4/01/12
--------------------------------------------------------------------------------------------------------------------
                         Municipal Revenue/Utility -- 0.3%

              250,000    Puerto Rico, Electric Power Authority, Power           7/05 at 100        BBB+      232,720
                           Revenue (Formerly Puerto Rico
                           Commonwealth Water Resource Authority
                           Power), Refunding, Series Z, 5.250%, 7/01/21
--------------------------------------------------------------------------------------------------------------------
                         Municipal Revenue/Water and Sewer -- 1.9%

            1,500,000    Louisiana, Public Facilities Authority, Revenue,       2/03 at 101        AA--    1,599,630
                           Baton Rouge Water Works Company Project,
                           6.400%, 2/01/10
--------------------------------------------------------------------------------------------------------------------
                         Non-State General Obligations -- 15.5%

            1,500,000    New Orleans, Louisiana, Public Improvement,           11/05 at 100         AAA    1,524,270
                           5.900%, 11/01/25

                         New Orleans, Louisiana, Refunding:
            2,000,000      0.000%, 9/01/10                                     No Opt. Call         AAA      969,400
            5,785,000      0.000%, 9/01/16                                     No Opt. Call         AAA    1,945,900

Portfolio of Investments
Nuveen Flagship Louisiana -- continued


            Principal                                                         Optional Call                   Market
               Amount    Description                                            Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------
                         Non-State General Obligations -- continued

                         Orleans Parish, Louisiana, Parishwide
                         School District:
         $  1,000,000      5.000%, 9/01/14                                      9/06 at 100         AAA   $  945,190
            3,000,000      5.000%, 9/01/20                                      3/06 at 100         AAA    2,765,460

           13,875,000    Orleans Parish, Louisiana, School Board, Refunding,   No Opt. Call         AAA    4,974,881
                           0.000%, 2/01/15
--------------------------------------------------------------------------------------------------------------------
                         Pre-refunded -- 3.8%***

              500,000    Louisiana, Public Facilities Authority, Revenue        6/99 at 102         Aaa      538,535
                           Refunding, Sisters of Mercy, Series B,
                           7.375%, 6/01/19

            1,000,000    Louisiana State General Obligation, Series 1990,
                           7.125%,  9/01/10                                    9/00 at 102          Aaa    1,097,260

            1,400,000    Ouachita Parish, Louisiana, Hospital Service District 7/01 at 102            A    1,569,778
                           Number 1, Revenue, Glenwood Regional Medical
                           Center, 7.500%, 7/01/21
--------------------------------------------------------------------------------------------------------------------
                         Special Tax Revenue -- 7.1%

            1,250,000    East Baton Rouge Parish, Louisiana, Sales and Use      2/03 at 101 1/2     AAA    1,125,863
                           Tax, Series A,  4.900%, 2/01/18

            1,000,000    Jefferson, Louisiana, Sales Tax District, Special     12/02 at 100         AAA    1,091,560
                           Sales Tax, Revenue, Series B, 6.750%, 12/01/06

            1,530,000    Lafayette Parish, Louisiana, School Board, Sales Tax, 4/04 at 101          AAA    1,419,715
                           Revenue, 4.875%, 4/01/13

              750,000    Puerto Rico Commonwealth, Highway and                 7/16 at 100            A      729,428
                           Transportation Authority, Highway Revenue,
                           Series Y, 5.500%, 7/01/36

            1,500,000    Saint John Baptist Parish, Louisiana, Sales Tax      12/99 at 103          Baa    1,624,635
                           District, Refunding, Series 1989, 7.800%, 12/01/14
--------------------------------------------------------------------------------------------------------------------
                           State/Territorial General Obligations -- 0.9%

              250,000    Guam Government, Series A, 5.400%, 11/15/18          11/03 at 102          BBB      230,468

              500,000    Louisiana, Refunding, Series B, 5.625%, 8/01/13      No Opt. Call          AAA      512,260
--------------------------------------------------------------------------------------------------------------------
         $101,728,577    Total Investments -- (cost $78,026,816) -- 98.7%                                 83,453,033
--------------------------------------------------------------------------------------------------------------------

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



            Principal                                                         Optional Call                   Market
               Amount    Description                                            Provisions*   Ratings**        Value
--------------------------------------------------------------------------------------------------------------------
                         Temporary Investments in Short-Term Municipal Securities --2.6%

           $1,500,000    Louisiana Offshore Terminal Authority, Deepwater                        VMIG-1  $ 1,500,000
                         Port, Refunding Revenue Bonds (Loop Inc. Project),
                         1st Stage, Series A, Variable Rate Demand Bonds,
                         4.050%, 9/01/08+

              700,000    Louisiana Offshore Terminal Authority, Deepwater                        VMIG-1      700,000
                         Port, Refunding Revenue Bonds (Loop Inc. Project),
                         ACES, Variable Rate Demand Bonds,
                         4.000%, 9/01/06+
--------------------------------------------------------------------------------------------------------------------
           $2,200,000    Total Temporary Investments -- 2.6%                                               2,200,000
--------------------------------------------------------------------------------------------------------------------
                         Other Assets Less Liabilities -- (1.3)%                                          (1,060,140)
                         -------------------------------------------------------------------------------------------
                         Net Assets -- 100%                                                              $84,592,893
                         ===========================================================================================

                         *      Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year)
                                and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                         **     Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                         ***    Pre-refunded securities are backed by an escrow or trust containing sufficient U.S.Government or
                                U.S.Government agency securities which ensures the timely payment of principal and interest. Pre-
                                refunded securities are normally considered to be equivalent to AAA rated securities.

                         N/R -- Investment is not rated.

                         (WI)   Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

                         +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


15                               See accompanying notes to financial statements.

Statement of Net Assets

May 31, 1997


                                                                 Nuveen Flagship
                                                                       Louisiana
--------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)        $83,453,033

Temporary investments in short-term municipal securities,
at amortized cost, which approximates market value (note 1)            2,200,000

Cash                                                                     714,688

Receivables:
  Interest                                                             1,287,054
  Shares sold                                                            122,340
  Investments sold                                                     1,068,244

Other assets                                                               2,645
--------------------------------------------------------------------------------
    Total assets                                                      88,848,004
--------------------------------------------------------------------------------
Liabilities

Payables:
  Investments purchased                                                3,599,686
  Shares redeemed                                                        195,019

Accrued expenses:
  Management fees (note 6)                                                22,165
  12b-1 distribution and service fees (notes 1 and 6)                     18,293
  Other                                                                   51,584

Dividends payable                                                        368,364
--------------------------------------------------------------------------------
    Total liabilities                                                  4,255,111
--------------------------------------------------------------------------------
Net assets (note 7)                                                  $84,592,893
--------------------------------------------------------------------------------
Class A Shares (note 1)

Net assets                                                           $76,030,144

Shares outstanding                                                     6,852,550

Net asset value and redemption price per share                            $11.10

Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                        $11.59
--------------------------------------------------------------------------------
Class B Shares (note 1)

Net assets                                                           $   917,279

Shares outstanding                                                        82,702

Net asset value, offering and redemption price per share                  $11.09
--------------------------------------------------------------------------------
Class C Shares (note 1)

Net assets                                                           $ 7,645,370

Shares outstanding                                                       689,484

Net asset value, offering and redemption price per share                  $11.09
--------------------------------------------------------------------------------
Class R Shares (note 1)

Net assets                                                           $       100

Shares outstanding                                                             9

Net asset value, offering and redemption price per share                  $11.09
--------------------------------------------------------------------------------


16                               See accompanying notes to financial statements.

Statement of Operations                               Nuveen Municipal Bond Fund
Year ended May 31, 1997                               May 31, 1997 Annual Report


                                                                Nuveen Flagship
                                                                     Louisiana*
-------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                 $ 4,982,169
-------------------------------------------------------------------------------

Expenses

Management fees (note 6)                                                417,159
12b-1 service fees -- Class A (notes 1 and 6)                           247,898
12b-1 distribution and service fees -- Class B (notes 1 and 6)            1,569
12b-1 distribution and service fees -- Class C (notes 1 and 6)           54,724
Shareholders' servicing agent fees and expenses                          51,097
Custodian's fees and expenses                                            59,142
Trustees' fees and expenses (note 6)                                      2,229
Professional fees                                                        16,851
Shareholders' reports -- printing and mailing expenses                    6,017
Federal and state registration fees                                       5,502
Other expenses                                                            3,851
-------------------------------------------------------------------------------
Total expenses before reimbursement                                     866,039
 Expense reimbursement (note 6)                                        (193,709)
-------------------------------------------------------------------------------
Net expenses                                                            672,330
-------------------------------------------------------------------------------
Net investment income                                                 4,309,839
-------------------------------------------------------------------------------

Realized and Unrealized Gain from Investments

Net realized gain from investment transactions (notes 1 and 4)          185,297
Net change in unrealized appreciation or depreciation of investments  2,691,765
-------------------------------------------------------------------------------
Net gain from investments                                             2,877,062
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 7,186,901
-------------------------------------------------------------------------------

* Information represents eight months of Flagship Louisiana and four months of Nuveen Flagship Louisiana (see note 1 of the Notes to Financial Statements).


17                               See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                                      Nuveen Flagship              Flagship
                                                                                           Louisiana*             Louisiana
                                                                                   ----------------------------------------
                                                                                   Year ended 5/31/97    Year ended 5/31/96
---------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                    $  4,309,839           $ 4,015,375

Net realized gain from investment transactions
  (notes 1 and 4)                                                                             185,297                13,525

Net change in unrealized appreciation or depreciation
  of investments                                                                            2,691,765              (761,714)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  7,186,901             3,267,186
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)

From undistributed net investment income:
  Class A                                                                                  (4,001,489)           (3,818,526)
  Class B                                                                                      (7,151)                  N/A
  Class C                                                                                    (300,999)             (224,197)
  Class R                                                                                          (1)                  N/A

From accumulated net realized gains from
  investment transactions:
  Class A                                                                                     (16,962)                    -
  Class B                                                                                           -                   N/A
  Class C                                                                                      (1,376)                    -
  Class R                                                                                           -                   N/A
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                  (4,327,978)           (4,042,723)
---------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)

Net proceeds from sale of shares                                                           12,680,296            13,860,830

Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                                      2,019,609             2,198,857
---------------------------------------------------------------------------------------------------------------------------
                                                                                           14,699,905            16,059,687
---------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (10,629,223)           (8,986,764)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  from Fund share transactions                                                              4,070,682             7,072,923
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                  6,929,605             6,297,386
Net assets at the beginning of year                                                        77,663,288            71,365,902
---------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                            $ 84,592,893           $77,663,288
---------------------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at end of year                            $        199           $         -
---------------------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship Louisiana and four months of Nuveen Flagship Louisiana (see note 1 of the Notes to Financial Statements).

N/A -- Flagship Louisiana was not authorized to issue Class B or Class R Shares.

18                               See accompanying notes to financial statements.

Notes to Financial Statements


                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


1. General Information and Significant Accounting Policies
The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship Louisiana Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship Louisiana Double Tax Exempt Fund ("Flagship Louisiana") was reorganized into the Trust and renamed Nuveen Flagship Louisiana Municipal Bond Fund ("Nuveen Flagship Louisiana").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had when-issued purchase commitments of $3,599,686.

Interest income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship Louisiana was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Louisiana state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gains and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class B and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Nuveen Municipal Bond Fund
May 31, 1997 Annual Report


Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares
Transactions in Fund shares were as follows:


                                       Nuveen Flagship                   Flagship
                                          Louisiana*                     Louisiana
                                       ---------------------------------------------------
                                          Year ended                     Year ended
                                            5/31/97                       5/31/96
                                       ----------------------------------------------------
                                          Shares        Amount       Shares       Amount
-------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  822,022   $  9,004,313     997,208    $10,830,874
 Class B                                   82,598        911,240         N/A            N/A
 Class C                                  252,430      2,764,643     277,655      3,029,956
 Class R                                        9            100         N/A            N/A

Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                  168,536      1,844,320     187,827      2,038,551
 Class B                                      104          1,144         N/A            N/A
 Class C                                   15,928        174,145      14,749        160,306
 Class R                                        -              -         N/A            N/A
-------------------------------------------------------------------------------------------
                                        1,341,627     14,699,905   1,477,439     16,059,687
-------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (861,984)    (9,454,331)   (768,321)    (8,319,610)
 Class B                                        -              -         N/A            N/A
 Class C                                 (107,483)    (1,174,892)    (61,998)      (667,154)
 Class R                                        -              -         N/A            N/A
-------------------------------------------------------------------------------------------
                                         (969,467)   (10,629,223)   (830,319)    (8,986,764)
-------------------------------------------------------------------------------------------
Net increase                              372,160   $  4,070,682     647,120    $ 7,072,923
===========================================================================================

* Information represents eight months of Flagship Louisiana and four months of Nuveen Flagship Louisiana (see note 1).
N/A -- Flagship Louisiana was not authorized to issue Class B or Class R Shares.

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


3. Distributions to Shareholders

On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:

                                                                 Nuveen Flagship
                                                                       Louisiana
--------------------------------------------------------------------------------
Dividend per share:
   Class A                                                               $.0490
   Class B                                                                .0420
   Class C                                                                .0440
   Class R                                                                .0510
--------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended May 31, 1997, were as follows:


                                                                 Nuveen Flagship
                                                                      Louisiana*
--------------------------------------------------------------------------------
Purchases

Investments in municipal securities                                 $22,343,118
Temporary municipal investments                                       5,000,000

Sales

Investments in municipal securities                                  19,687,946
Temporary municipal investments                                       2,800,000
--------------------------------------------------------------------------------

* Information represents eight months of Flagship Louisiana and four months of Nuveen Flagship Louisiana (see note 1).

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

5. Unrealized Appreciation (Depreciation)

At May 31, 1997, net unrealized appreciation aggregated $5,426,217, of which $5,451,416 related to appreciated securities and $25,199 related to depreciated securities.

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:

Average daily net asset value                      Management fee
-----------------------------------------------------------------
For the first $125 million                           .5500 of 1%
For the next $125 million                            .5375 of 1
For the next $250 million                            .5250 of 1
For the next $500 million                            .5125 of 1
For the next $1 billion                              .5000 of 1
For net assets over $2 billion                       .4750 of 1
-----------------------------------------------------------------

Prior to the reorganization (see note 1) Flagship Louisiana paid a management fee of .5% of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $296,600 of which approximately $233,800 were paid out as concessions to authorized dealers. The Distributor and its predecessor also received 12b-1 service fees on Class A Shares, approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $73,500 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor and its predecessor also collected and retained approximately $2,300 of CDSC on share redemptions during the fiscal year ended May 31, 1997.

Nuveen Municipal Bond Fund
May 31, 1997 Annual Report



7. Composition of Net Assets
At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                Nuveen Flagship
                                                                      Louisiana
-------------------------------------------------------------------------------
Capital paid-in                                                     $79,046,809
Balance of undistributed net investment income                              199
Accumulated net realized gain from investment transactions              119,668
Net unrealized appreciation of investments                            5,426,217
-------------------------------------------------------------------------------
   Net assets                                                       $84,592,893
===============================================================================

  Financial Highlights


  Selected data for a share outstanding throughout each period is as follows:

Class (Inception date)                      Operating performance       Less distributions
                                            ---------------------       ------------------

                                                                Net
NUVEEN FLAGSHIP LOUISIANA++          Net               realized and    Dividends                      Net      Total
                                   asset                 unrealized    from tax-                    asset     return
                                   value         Net    gain (loss)   exempt net  Distributions     value     on net
Year ending                    beginning  investment           from   investment   from capital    end of      asset
May 31,                        of period  income (b)    investments       income          gains    period  value (a)
--------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 1997                             $10.71        $.59         $ .39        $(.59)  $  -             $11.10      9.37%
 1996                              10.80         .59          (.08)        (.60)              -     10.71      4.77
 1995                              10.48         .60           .32         (.60)              -     10.80      9.20
 1994                              10.93         .61          (.40)        (.62)       (.04)+++     10.48      1.77
 1993                              10.30         .64           .67         (.63)           (.05)    10.93     13.12
 1992                              10.02         .65           .35         (.65)           (.07)    10.30     10.35
 1991                               9.63         .66           .40         (.67)              -     10.02     11.47
 1990(c)                            9.58         .44           .04         (.43)              -      9.63      6.52+

Class B (2/97)
 1997(c)                           11.10         .16             -         (.17)              -     11.09      1.44

Class C (2/94)
 1997                              10.70         .53           .39         (.53)              -     11.09      8.78
 1996                              10.80         .53          (.09)        (.54)              -     10.70      4.12
 1995                              10.48         .54           .32         (.54)              -     10.80      8.59
 1994(c)                           11.29         .16          (.81)        (.16)              -     10.48    (17.21)+

Class R (2/97)
 1997(c)                           11.17         .15          (.08)        (.15)              -     11.09       .67
-------------------------------------------------------------------------------------------------------------------

            +  Annualized.

           ++  Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Louisiana.
          +++  Amount shown includes a distribution in excess of capital gains of $.01 per share.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees and reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.
          (c)  From commencement of class operations as noted.

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



                             Ratios/Supplemental data
---------------------------------------------------------------------------------
                                    Ratio                     Ratio
                                   of net                    of net
                    Ratio of   investment     Ratio of   investment
                    expenses    income to     expenses    income to
                  to average      average   to average      average
                  net assets   net assets   net assets   net assets
     Net assets       before       before        after        after     Portfolio
  end of period   reimburse-   reimburse-   reimburse-   reimburse-      turnover
 (in thousands)         ment         ment     ment (b)     ment (b)          rate
---------------------------------------------------------------------------------
        $76,030         1.03%        5.14%         .79%        5.38%           25%
         72,005         1.09         5.17          .80         5.46            26
         68,145         1.18         5.45          .83         5.80            44
         66,281         1.12         5.10          .66         5.56            22
         54,483         1.16         5.40          .61         5.95            29
         38,873         1.22         5.70          .49         6.43            43
         27,762         1.17         6.00          .38         6.79            57
         16,678         1.48+        5.36+         .44+        6.40+           32

            917         1.65+        4.50+        1.46+        4.69+           25

          7,645         1.57         4.59         1.33         4.83            25
          5,658         1.64         4.58         1.35         4.87            26
          3,220         1.73         4.85         1.37         5.21            44
          1,501         1.68+        4.34+        1.23+        4.79+           22

              -          .08+        5.27+         .04+        5.31+           25
---------------------------------------------------------------------------------

27

Independent Auditors' Report


To the Board of Trustees and Shareholders of Nuveen Flagship Louisiana Municipal Bond Fund:

We have audited the accompanying statement of net assets of Nuveen Flagship Louisiana Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship Louisiana Municipal Bond Fund at May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 11, 1997

Shareholder Meeting Report
Flagship Louisiana





                                                        A Shares        C Shares
--------------------------------------------------------------------------------
 Advisory Agreement              For                    4,985,536        367,428
                                 Against                  129,299          3,015
                                 Abstain                   63,405          2,761
                                 -----------------------------------------------
                                 Total                  5,178,240        373,204
--------------------------------------------------------------------------------
                                 Broker Non Votes         308,578              -
--------------------------------------------------------------------------------
 Reorganization                  For                    3,700,235        185,346
                                 Against                   50,069          1,678
                                 Abstain                   70,185            915
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Investment Objective            For                    3,618,432        186,025
                                 Against                  198,386          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Investment Assets               For                    3,624,685        186,025
                                 Against                  194,228          1,914
                                 Abstain                    1,575              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Type Of Securities              For                    3,626,846        186,025
                                 Against                  192,067          1,914
                                 Abstain                    1,575              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Borrowing                       For                    3,623,949        183,189
                                 Against                  194,965          4,750
                                 Abstain                    1,575              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Pledges                         For                    3,626,846        186,025
                                 Against                  192,067          1,914
                                 Abstain                    1,575              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Senior Securities               For                    3,622,988        186,025
                                 Against                  194,228          1,914
                                 Abstain                    3,272              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
                                 -----------------------------------------------

Shareholder Meeting Report
Flagship Louisiana -- continued




                                                        A Shares        C Shares
--------------------------------------------------------------------------------
 Underwriting                    For                    3,624,251        186,025
                                 Against                  192,567          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Real Estate                     For                    3,622,590        186,025
                                 Against                  194,228          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Commodities                     For                    3,621,854        186,025
                                 Against                  194,965          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Loans                           For                    3,624,015        183,189
                                 Against                  192,804          4,750
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Short Sales/Margin Purchases    For                    3,624,251        186,025
                                 Against                  192,567          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Put and Call Options            For                    3,621,854        186,025
                                 Against                  194,965          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Industry Concentration          For                    3,624,015        186,025
                                 Against                  192,804          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 Affiliate Purchases             For                    3,624,015        186,025
                                 Against                  192,804          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
                                 -----------------------------------------------

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report




                                                         A Shares       C Shares
--------------------------------------------------------------------------------
 Investment Companies            For                    3,618,932        186,025
                                 Against                  197,886          1,914
                                 Abstain                    3,670              -
                                 -----------------------------------------------
                                 Total                  3,820,488        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,330        185,265
--------------------------------------------------------------------------------
 Div vs. Non-Div                 For                    3,601,125        186,025
                                 Against                  116,304            999
                                 Abstain                  103,060            915
                                 -----------------------------------------------
                                 Total                  3,820,489        187,939
--------------------------------------------------------------------------------
                                 Broker Non Votes       1,666,329        185,265
--------------------------------------------------------------------------------
 12b-1 Fees                      For                    4,782,853        367,428
                                 Against                  268,732          3,015
                                 Abstain                  126,656          2,761
                                 -----------------------------------------------
                                 Total                  5,178,241        373,204
--------------------------------------------------------------------------------
                                 Broker Non Votes         308,577              -
--------------------------------------------------------------------------------
 Directors
--------------------------------------------------------------------------------
 Bremner                         For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Brown                           For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Dean                            For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Impellizzeri                    For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Rosenheim                       For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Sawers                          For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Schneider                       For                    5,389,707        373,204
                                 Withhold                  97,111              -
                                 -----------------------------------------------
                                 Total                  5,486,818        373,204
--------------------------------------------------------------------------------
 Schwertfeger                    For                    5,389,707        373,204
                                 Withhold                  97,111              -
--------------------------------------------------------------------------------
                                 Total                  5,486,818        373,204
                                 -----------------------------------------------

Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds

Alabama          Michigan
Arizona          Missouri
California       New Jersey
Colorado         New Mexico
Connecticut      New York
Florida          North Carolina
Georgia          Ohio
Kansas           Pennsylvania
Kentucky         South Carolina
Louisiana        Tennessee
Maryland         Virginia
Massachusetts    Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information



Board of Directors

Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian

The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

Transfer Agent,
Shareholder Services and
Dividend Disbursing Agent

Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, MA 02266-8509
(800) 225-8530

Legal Counsel

Fried, Frank, Harris, Shriver
  & Jacobson
Washington, D.C.

Independent Auditors

Deloitte & Touche LLP
Dayton, Ohio

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com


Serving Investors
for Generations


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

                                                                     VAN-LA 5-97

NUVEEN
Municipal
Bond Funds


May 31, 1997

Annual Report                                  [PHOTO APPEARS HERE]

Dependable, tax-free income
to help you keep more of
what you earn.






North
Carolina

                                   Contents



                              1  Dear Shareholder

                              3  Answering Your Questions

                              6  North Carolina
                                 Overview

                              9  Financial Section

                             31  Shareholder Meeting Report

                             35  Shareholder Information

                             36  Fund Information

Dear Shareholder



[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

TIMOTHY R. SCHWERTFEGER



It's a pleasure to report to you on the performance of the Nuveen Flagship North Carolina Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 7.79% for Class A shares if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) kept close pace with the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 4.71% for Class A shares. To match this yield, investors in the 36.5% combined federal and state income tax bracket would have had to earn at least 7.42% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to

"In addition to substantial

total returns, shareholders

continue to enjoy very

attractive current yields

generated by a portfolio

of quality bonds."


increased volatility in both the equity and bond markets. During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation -- as well as attractive yields -- have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,


/s/ Timothy R. Schwertfeger

TIMOTHY R. SCHWERTFEGER
Chairman of the Board

July 15, 1997

                           Answering Your Questions


[PHOTO OF TED NEILD APPEARS HERE]


Ted Neild, head of Nuveen's Dayton-based

portfolio management team, talks about

the municipal bond market and offers insights

into factors that affected fund performance

over the past year.



WHAT ARE THE INVESTMENT OBJECTIVES OF THE FUND?

The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the fund's after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.


WHAT IS YOUR STRATEGY FOR MEETING THESE OBJECTIVES?

To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.


WHAT KEY ECONOMIC FACTORS AFFECTED
THE FUND'S PERFORMANCE DURING THE YEAR?

The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. The fund had the added advantage of operating in a healthy supply environment, where securities were available as needed.


GIVEN THIS MARKET ENVIRONMENT, HOW DID THE FUND PERFORM?

The North Carolina Municipal Bond Fund performed well over the past year, rewarding investors with a total return on net asset value for the year of 7.79% for Class A shares, including price changes and reinvested dividends. The fund was ranked in the top third of 35 North Carolina municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service.


WHAT STRATEGIES DID YOU EMPLOY TO ADD VALUE?

We focused on taking advantage of the strong municipal bond market in North Carolina to support consistent dividends and extend the average maturity of the fund. In addition, we took advantage of opportunities to improve the already-high credit quality of the fund. Increasing demand in the North Carolina municipal market allows us to purchase high-quality bonds from diversified investment sectors without affecting the income of the fund.


WHAT IS THE CURRENT STATUS OF NORTH CAROLINA'S
MUNICIPAL MARKET?

In most sectors, the North Carolina municipal market remains healthy. Ample issuance and consistent demand have kept price levels stable. Overall, credit quality has been stable to improving, in large part because the state's strong economy is helping to fill municipal coffers.

The state's municipal market continues to suffer from uncertainty regarding deregulation in the electric utility sector. However, our diligent research and credit surveillance helped us to avoid purchasing bonds in those areas. As a result, your fund has no direct exposure to the joint power agencies in the state, and is positioned for strong performance over the coming year.




"At Nuveen, value investing

means taking a fundamental

approach to finding bonds

that offer the best balance

of high potential return

with low risk regardless of

the direction of interest

rates."

WHAT IS THE CURRENT OUTLOOK FOR THE MUNICIPAL MARKET
AS A WHOLE?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market should continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

                                North Carolina
                                Overview


                   [CREDIT QUALITY PIE CHART APPEARS HERE]

BBB/NR              16%
A                   19%
AA                  29%
AAA/Pre-refunded    36%

                   [DIVERSIFICATION PIE CHART APPEARS HERE]

Municipal Appropriations      6%
Hospitals                    20%
Water & Sewer                 8%
Housing Facilities            9%
Pollution Control            12%
Other                         6%
Utility                      13%
Education/Student Loans       4%
Escrowed Bonds               16%
Tax Revenue                   6%

FUND HIGHLIGHTS
-------------------------------------------------------------------------------------------
SHARE CLASS                                                  A        B        C          R
Inception Date                                            3/86     2/97    10/93       2/97
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   $10.28   $10.28   $10.26   $  10.28
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total Net Assets ($000)                                                            $189,336
-------------------------------------------------------------------------------------------
Average Weighted Maturity (years)                                                     18.65
-------------------------------------------------------------------------------------------
Average Weighted Duration (years)                                                      7.68
-------------------------------------------------------------------------------------------

ANNUALIZED TOTAL RETURN(1)
-------------------------------------------------------------------------------------------
SHARE CLASS                                    A(NAV)  A(OFFER)       B        C          R
1-Year                                          7.79%     3.26%    7.14%    7.20%      7.86%
-------------------------------------------------------------------------------------------
5-Year                                          6.31%     5.40%    5.72%    5.69%      6.33%
-------------------------------------------------------------------------------------------
10-Year                                         7.85%     7.39%    7.38%    7.24%      7.86%
-------------------------------------------------------------------------------------------

TAX-FREE YIELDS
-------------------------------------------------------------------------------------------
SHARE CLASS                                    A(NAV)  A(OFFER)       B        C          R
Dist Rate                                       5.19%     4.98%    4.45%    4.64%      5.39%
-------------------------------------------------------------------------------------------
SEC 30-Day Yld                                  4.71%     4.51%    3.96%    4.16%      4.91%
-------------------------------------------------------------------------------------------
Taxable Equiv Yld(2)                            7.42%     7.10%    6.24%    6.55%      7.73%
-------------------------------------------------------------------------------------------

(1) Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns above do not reflect imposition of the CDSC. Giving effect to the CDSC applicable to Class B shares, the 1-year, 5-year and 10-year total returns above would be 3.14%, 5.56%, and 7.38%, respectively.

(2) Based on SEC yield and a combined federal and state income tax rate of 36.5%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

                          Nuveen Flagship North Carolina Municipal Bond Fund
                                                  May 31, 1997 Annual Report



* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.
                               Index Comparison*
                 [INDEX COMPARISON LINE CHART APPEARS BELOW]

                                        Nuveen Flagship          Nuveen Flagship
               Lehman Brothers          North Carolina           North Carolina
               Municipal Bond           Municipal Bond           Municipal Bond
                    Index                 Fund (NAV)              Fund (Offer)
5/87               10000                    10000                    9580
5/88               10898.1                  10877.1                  10420.2
5/89               12150.6                  12485                    11960.7
5/90               13039.7                  13128.7                  12577.3
5/91               14353.9                  14347.1                  13744.5
5/92               15764                    15680.7                  15022.1
5/93               17650                    17507.3                  16772
5/94               18085.8                  17734.5                  16989.6
5/95               19732.8                  19056.2                  18255.8
5/96               20634.7                  19755.4                  18925.6
5/97               22534.8                  21294                    20399.6

-- Lehman Brothers Municipal Bond Index                         $22,535
-- Nuveen Flagship North Carolina Municipal Bond Fund (NAV)     $20,399
-- Nuveen Flagship North Carolina Municipal Bond Fund (Offer)   $21,293
Past performance is not predictive of future performance.


            [DIVIDEND HISTORY (A SHARES) BAR CHART APPEARS BELOW]


                           June 1996         0.04377
                           July 1996         0.04523
                           August 1996       0.04523
                           September 1996    0.04377
                           October 1996      0.04523
                           November 1996     0.04377
                           December 1996     0.04523
                           January 1997      0.04535
                           February 1997     0.0445
                           March 1997        0.0445
                           April 1997        0.0445
                           May 1997          0.0445

                              Financial Section



                                   CONTENTS

                               10  Portfolio of Investments

                               18  Statement of Net Assets

                               19  Statement of Operations

                               20  Statement of Changes in Net Assets

                               21  Notes to Financial Statements

                               27  Financial Highlights

                               30  Independent Auditors' Report

                     PORTFOLIO OF INVESTMENTS
                     NUVEEN FLAGSHIP NORTH CAROLINA


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------

                     EDUCATION - 3.8%

                     North Carolina Educational Facilities, Finance Agency
                     Revenue, High Point College:
    $165,000                 7.050%, 12/01/05                                 12/00 at 102         A3  $  176,281
     175,000                 7.100%, 12/01/06                                 12/00 at 102         A3     186,865
   4,220,000         North Carolina Educational Facilities, Finance Agency    10/06 at 102        AA+   4,015,372
                             Revenue Refunding, Duke University Project,
                             Series B, 5.000%, 10/01/17
                     University of North Carolina, Asheville Revenue,
                     Dormitory and Dining Hall System, Series A:
     175,000                 7.000%, 6/01/02                                   6/97 at 102          A     178,894
     195,000                 7.000%, 6/01/03                                   6/97 at 102          A     199,339
     205,000                 7.000%, 6/01/04                                   6/97 at 102          A     209,561
     220,000                 7.000%, 6/01/05                                   6/97 at 102          A     224,728
     235,000                 7.000%, 6/01/06                                   6/97 at 102          A     240,036
     255,000                 7.000%, 6/01/07                                   6/97 at 102          A     260,447
     270,000                 7.000%, 6/01/08                                   6/97 at 102          A     275,743
     295,000                 7.000%, 6/01/09                                   6/97 at 102          A     301,248
     315,000                 7.000%, 6/01/10                                   6/97 at 102          A     321,662
     340,000                 7.000%, 6/01/11                                   6/97 at 102          A     347,171
     295,000         University of North Carolina-Chapel Hill,                 6/01 at 102        AA+     321,175
                             Student Fee Revenue, Student Recreation Center,
                             7.000%, 6/01/08
-----------------------------------------------------------------------------------------------------------------
                     ESCROWED TO MATURITY - 0.9%

     995,000         North Carolina Eastern Municipal Power Agency,           No Opt. Call        Aaa   1,122,599
                             Power System Revenue Refunding, Series A,
                             6.500%, 1/01/18
     115,000         North Carolina Medical Care Commission, Hospital         No Opt. Call        AAA     130,787
                             Revenue, Memorial Mission Hospital Project,
                             7.625%, 10/01/08
                     North Carolina Medical Care Commission, Hospital
                     Revenue, Scotland Memorial Hospital Project:
     280,000                 8.000%, 10/01/97                                 No Opt. Call        N/R     283,928
     190,000                 8.100%, 10/01/98                                 No Opt. Call        N/R     199,599
-----------------------------------------------------------------------------------------------------------------
                     HOSPITALS - 19.9%

                     Charlotte, Mecklenberg Hospital Authority, North
                     Carolina Health Caresys Revenue, Series A:
   5,300,000                 5.750%, 1/15/21                                   1/06 at 102         AA   5,322,578
   5,500,000                 5.875%, 1/15/26                                   1/06 at 102         AA   5,560,225


                                                  Nuveen Municipal Bond Fund
                                                  May 31, 1997 Annual Report



   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     HOSPITALS - CONTINUED

  $3,500,000         North Carolina Medical Care Commission, Health            5/07 at 100         AA  $3,270,855
                             Care Facilities Revenue, Carolina Medicorp
                             Project, 5.250%, 5/01/26
   1,000,000         North Carolina Medical Care Commission,                   2/02 at 102       Baa3   1,072,680
                             Hospital Revenue, Annie Penn Memorial
                             Hospital, 7.500%, 8/15/21

                     North Carolina Medical Care Commission, Hospital
                     Revenue, Halifax Memorial Hospital Project:
   1,275,000                 6.750%, 8/15/14                                   8/02 at 102       Baa2   1,324,712
   1,000,000                 6.750%, 8/15/24                                   8/02 at 102       Baa2   1,036,040

   2,200,000         North Carolina Medical Care Commission, Hospital         10/99 at 102       BBB+   2,316,182
                     Revenue, Roanoke, Chowan Hospital Project,
                             7.750%, 10/01/19

     600,000         North Carolina Medical Care Commission, Hospital         10/99 at 102        N/R     633,024
                             Revenue, Transylvania Community Hospital
                             Project, 8.000%, 10/01/19

   3,400,000         North Carolina Medical Care Commission, Hospital         10/00 at 102        BBB   3,706,238
                             Revenue, Community General Hospital of
                             Thomasville, 8.100%, 10/01/15

   2,500,000         Northern Hospital District, Surry County, North          10/01 at 102        BBB   2,657,850
                             Carolina, Health Care Facilities Revenue
                             Refunding, 7.875%, 10/01/21

   4,000,000         Pitt County, North Carolina, Revenue Refunding           12/05 at 102        AA-   3,781,520
                             Pitt County Memorial Hospital, 5.250%, 12/01/21

   5,750,000         University of North Carolina-Chapel Hill, University of   2/06 at 102         AA   5,436,338
                             North Carolina Hospital Revenue,
                             5.250%, 2/15/26

     500,000         Wake County, North Carolina, Hospital Revenue,           10/97 at 102        AAA     515,270
                             Series 1988, 7.400%, 10/01/16

   1,950,000         Wake County, North Carolina, Hospital Revenue,           No Opt. Call        AAA     934,791
                             Crossover Refunding System, 0.000%, 10/01/10
-----------------------------------------------------------------------------------------------------------------
                     HOUSING/MULTI FAMILY - 0.3%

     620,000         North Carolina Housing Finance Agency, Multi-             7/02 at 102         AA     651,781
                             family Revenue Refunding, Series B,
                             6.900%, 7/01/24

-----------------------------------------------------------------------------------------------------------------
                     HOUSING/SINGLE FAMILY - 8.9%

     320,000         North Carolina Housing Finance Agency, Single             9/98 at 102         AA     330,666
                             Family Revenue, Series E, 8.125%, 9/01/19

                     PORTFOLIO OF INVESTMENTS
                     NUVEEN FLAGSHIP NORTH CAROLINA - CONTINUED


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     HOUSING/SINGLE FAMILY - CONTINUED

    $730,000         North Carolina Housing Finance Agency, Single             3/98 at 102         AA  $  755,484
                             Family Revenue, Series G, 7.800%, 3/01/21

     905,000         North Carolina Housing Finance Agency, Single             3/01 at 102         AA     937,861
                             Family Revenue, Series O, 7.600%, 3/01/21

   2,000,000         North Carolina Housing Finance Agency, Single             9/04 at 102         AA   2,074,960
                             Family Revenue, Series Y, 6.300%, 9/01/15

   1,845,000         North Carolina Housing Finance Agency, Single             9/04 at 102         AA   1,907,324
                             Family Revenue, Series Y, 6.350%, 3/01/18

   1,940,000         North Carolina Housing Finance Agency, Single             9/05 at 102         AA   1,996,182
                             Family Revenue, Series BB, 6.500%, 9/01/26

   3,500,000         North Carolina Housing Finance Agency, Refunding,         3/05 at 102         AA   3,532,725
                             Single Family, Series DD, 6.200%, 9/01/27

   4,360,000         North Carolina Housing Finance Agency, Single             3/06 at 102         AA   4,403,774
                             Family, Series LL, 6.200%, 3/01/26

     805,000         Winston Salem, North Carolina, Single Family              9/00 at 102         A1     837,933
                             Mortgage Revenue, 8.000%, 9/01/07
-----------------------------------------------------------------------------------------------------------------
                     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL - 11.8%

   1,400,000         Gaston County, North Carolina, Industrial Facilities     11/01 at 103        N/R   1,518,426
                             and Pollution Control, Financing Authority
                             Revenue, Industrial Development, Combustion
                             Engineer, 8.850%, 11/01/15

   1,400,000         Haywood County, North Carolina, Industrial Facilities     9/05 at 102       Baa1   1,425,606
                             and Pollution Control, Financing Authority
                             Environmental Improvement Revenue, Champion
                             International Corporation Project, 6.250%, 9/01/25

   4,000,000         Haywood County, North Carolina, Industrial Facilities    10/03 at 102       Baa1   3,785,560
                             and Pollution Control, Fingauth Solid Waste
                             Disposal Revenue, Champion International
                             Corporation Project, 5.500%, 10/01/18

   3,100,000         Haywood County, North Carolina, Industrial Facilities     3/06 at 102       Baa1   3,125,141
                             and Pollution Control, Fingauth Solid Waste
                             Disposal Revenue Refunding, Champion
                             International Corporation Project, 6.000%, 3/01/20

                     Martin County, North Carolina, Industrial Facilities
                     and Pollution Control, Financing Authority Revenue,
                     Solid Waste Disposal, Weyerhaeuser:
   2,000,000                 7.250%,  9/01/14                                  9/01 at 103          A   2,203,040
   6,000,000                 6.800%,  5/01/24                                  5/04 at 102          A   6,498,540
   2,500,000                 6.000%, 11/01/25                                 11/05 at 102          A   2,527,450

                                                  Nuveen Municipal Bond Fund
                                                  May 31, 1997 Annual Report


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL - CONTINUED

  $1,100,000         New Hanover County, North Carolina, Industrial            7/02 at 102        BBB  $1,148,026
                             Facilities and Pollution Control, Financing Authority
                             Revenue Refunding, Occidental Petro,
                             6.700%, 7/01/19
-----------------------------------------------------------------------------------------------------------------
                     MUNICIPAL APPROPRIATION OBLIGATIONS - 5.7%

     500,000       Asheville, North Carolina, Certificates of                2/02 at 102           A1     519,950
                             Participation, 6.500%, 2/01/08

   1,500,000       Buncombe County, North Carolina, Certificates of         12/02 at 102           A1   1,583,280
                             Participation, 6.625%, 12/01/10

     600,000       Durham, North Carolina, Certificates of Participation,    6/05 at 102           AA     615,702
                             New Durham Corporation, 5.800%, 6/01/15

                   Harnett County, North Carolina, Certificates of
                   Participation:
   1,000,000                 6.200%, 12/01/06                               12/04 at 102          AAA   1,097,690
   1,750,000                 6.200%, 12/01/09                               12/04 at 102          AAA   1,901,340
     500,000                 6.400%, 12/01/14                               12/04 at 102          AAA     539,955

                   Pitt County, North Carolina, Certificates of
                   Participation, Pitt County Public Facilities, Series A:
   1,250,000                 5.550%, 4/01/12                                 4/07 at 102          AAA   1,260,050
   1,000,000                 5.850%, 4/01/17                                 4/07 at 102          AAA   1,020,990

     715,000       Stokes County, North Carolina, Certificates of            3/01 at 102          AAA     782,010
                             Participation, 7.000%, 3/01/06

   1,410,000       Union County, North Carolina, Certificates of             4/03 at 102          AAA   1,513,621
                             Participation, 6.375%, 4/01/12
-----------------------------------------------------------------------------------------------------------------
                   MUNICIPAL REVENUE/UTILITY - 12.9%

   1,000,000       Concord, North Carolina, Utilities System Revenue,       12/05 at 102          AAA     984,150
                             5.500%, 12/01/19

                   Fayetteville, North Carolina, Public Works
                   Commission Revenue Refunding:
   2,400,000                 4.750%, 3/01/14                                 3/03 at 100          AAA   2,200,704
   1,845,000                 5.250%, 3/01/16                                 3/05 at 102          AAA   1,779,798
   1,000,000                 5.375%, 3/01/20                                 3/05 at 102          AAA     970,540

   2,000,000       Greenville, North Carolina, Comb Enterprise System        9/04 at 102           A+   2,056,220
                             Revenue, 6.000%, 9/01/16

   5,300,000       North Carolina, Eastern Municipal Power Agency           No Opt. Call          AAA   5,627,222
                             Power System Revenue Refunding, RT Certificates,
                             6.000%, 1/01/18

                     PORTFOLIO OF INVESTMENTS
                     NUVEEN FLAGSHIP NORTH CAROLINA - CONTINUED


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     MUNICIPAL REVENUE/UTILITY - CONTINUED

                     North Carolina Municipal Power Agency No. 1,
                     Catawba Electric Revenue Refunding:
    $700,000                 7.000%, 1/01/16                                 1/98 at 102           A-    $722,183
     355,000                 7.625%, 1/01/14                                 1/98 at 102          AAA     368,781

                      North Carolina Municipal Power Agency No. 1,
                      Catawba Electric Revenue Refunding:
   6,000,000                 0.000%, 1/01/09                                No Opt. Call          AAA   3,232,560
   2,000,000                 0.000%, 1/01/10                                No Opt. Call          AAA   1,011,540

   3,000,000          Puerto Rico Electric Power Authority, Formerly Puerto No Opt. Call          BBB+  3,211,740
                             Rico Commonwealth, Water Resource Authority
                             Power, Series S, 6.125%, 7/01/09

     870,000          Shelby, North Carolina, Comb Enterprise System,        5/05 at 102            A     849,903
                             Revenue Refunding Series A, 5.500%, 5/01/17

   1,470,000          Shelby, North Carolina, Comb Enterprise System,        5/05 at 102            A   1,436,043
                             Revenue Refunding Series B, 5.500%, 5/01/17
-----------------------------------------------------------------------------------------------------------------
                      MUNICIPAL REVENUE/WATER AND SEWER - 7.9%

   2,000,000        Asheville, North Carolina, Water System Revenue,         8/06 at 102          AAA   2,012,140
                             5.700%, 8/01/25

   1,615,000        Charlotte, North Carolina, Water and Sewer,              4/05 at 102          AAA   1,609,622
                             5.400%, 4/01/20

                     Charlotte, North Carolina, Water and Sewer, Series A:
     500,000                 5.400%, 4/01/19                                 4/05 at 102          AAA     500,280
   1,830,000                 5.400%, 4/01/20                                 4/05 at 102          AAA   1,823,906

   3,400,000         Greensboro, North Carolina, Enterprise System           6/05 at 102          AA-   3,310,206
                             Revenue, Series A, 5.375%, 6/01/19

   3,000,000         Union County, North Carolina, Enterprise System         6/06 at 102          AAA   2,980,230
                             Revenue, 5.500%, 6/01/17

                     Winston Salem, North Carolina, Water and Sewer
                     System Revenue, Series B:
     750,000                 5.600%, 6/01/14                                 6/05 at 102          AA+     750,285
   1,500,000                 5.700%, 6/01/17                                 6/05 at 102          AA+   1,508,520

     540,760         Woodfin Treatment Facility Inc., North Carolina,       No Opt. Call          N/R     538,138
                             Certificates of Participation,
                             5.500%, 12/01/03
-----------------------------------------------------------------------------------------------------------------
                     NON-STATE GENERAL OBLIGATIONS - 2.3%

                     Currituck County, North Carolina, School Building:
     750,000                 5.400%, 4/01/14                                 4/05 at 102          AAA     749,040
     800,000                 5.400%, 4/01/15                                 4/05 at 102          AAA     798,032

                                                  Nuveen Municipal Bond Fund
                                                  May 31, 1997 Annual Report


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     NON-STATE GENERAL OBLIGATIONS - CONTINUED

                     New Hanover County, North Carolina,
    $650,000                 5.300%, 5/01/16                                 5/07 at 102           Aa    $639,529
     550,000                 5.300%, 5/01/17                                 5/07 at 102           Aa     540,221

   1,600,000         Union County, North Carolina, Series B,                 6/05 at 102          AAA   1,573,568
                             5.200%, 6/01/13
-----------------------------------------------------------------------------------------------------------------
                     PRE-REFUNDED - 14.9%***

     145,000         Asheville, North Carolina, Housing Development         11/09 at 109          N/R     191,384
                             Corporation, First Lien Revenue, Asheville
                             Gardens, 10.500%, 5/01/11

   1,900,000         Craven, North Carolina, Regional Medical Authority,    10/00 at 102          AAA   2,093,306
                             Health Care Facilities Revenue, Insured,
                             7.200%, 10/01/19

     750,000         Cumberland County, North Carolina, Hospital            10/98 at 102          AAA     800,693
                             Facilities Revenue, Cumberland County Hospital
                             System Inc., 7.875%, 10/01/14

                     Durham, North Carolina, Certificates of Participation,
                     New Durham Corporation:
     705,000                 7.250%, 9/01/10                                 9/00 at 102           Aa     776,431
   1,000,000                 6.750%, 12/01/11                               12/01 at 102          Aa3   1,105,210

   1,450,000         Greensboro, North Carolina, Certificates of             7/98 at 102          AAA   1,539,770
                             Participation, Greensboro Center City Corporation,
                             7.900%, 7/01/09

   2,030,000        North Carolina Medical Care Commission, Health           2/99 at 102            A   2,165,015
                             Care Facilities Revenue, Gaston Health Care
                             Support Project, 7.250%, 2/15/19

   2,055,000        North Carolina Medical Care Commission, Health          10/99 at 102          AAA   2,250,328
                             Care Facilities Revenue, Stanley Memorial Hospital
                             Project, 7.800%, 10/01/19

                    North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Refunding, Series A:
   4,080,000                 8.000%, 1/01/21                                 1/99 at 102          Aaa   4,260,988
     690,000                 7.500%, 1/01/21                                 1/99 at 102          Aaa     737,417
     500,000                 7.625%, 1/01/23                                 1/98 at 102          Aaa     521,150
     500,000                 7.250%, 1/01/23                                 1/99 at 102          Aaa     532,460
     240,000                 4.500%, 1/01/24                                 1/22 at 100          Aaa     205,370

   7,535,000        North Carolina Housing Finance Agency, Multifamily,      1/99 at 102          AAA     346,083
                             Series D, 0.000%, 7/01/28

                     PORTFOLIO OF INVESTMENTS
                     NUVEEN FLAGSHIP NORTH CAROLINA - CONTINUED


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     PRE-REFUNDED - CONTINUED

                     North Carolina Medical Care Commission, Hospital
                     Revenue, Scotland Memorial Hospital Project:
    $200,000                 8.150%, 10/01/99                               10/98 at 102          N/R    $213,934
   1,000,000                 8.625%, 10/01/11                               10/98 at 102          N/R   1,075,720

     600,000          North Carolina Municipal Power Agency No. 1,           1/98 at 102          AAA     626,202
                             Catawba Electric Revenue Refunding,
                             7.875%, 1/01/19

     700,000          Pender County, North Carolina, Certificates of         6/01 at 102         Baa1     795,004
                             Participation, 7.700%, 6/01/11

   1,000,000        Pitt County, North Carolina, Certificates of             4/00 at 102          AAA   1,083,990
                             Participation, 6.900%, 4/01/08

                    Puerto Rico Commonwealth, Public Improvement,
                    Series A:
     500,000                 7.750%, 7/01/06                                 7/98 at 102          AAA     530,590
   2,000,000                 7.750%, 7/01/13                                 7/98 at 102          AAA   2,122,360

     780,000          Puerto Rico Commonwealth, Refunding,                   7/98 at 102            A     829,429
                             8.000%, 7/01/07

                      Puerto Rico Commonwealth Aqueduct and Sewer
                      Authority Revenue, Series A:
   1,000,000                 7.900%, 7/01/07                                 7/98 at 102          AAA   1,062,690
     850,000                 7.875%, 7/01/17                                 7/98 at 102          AAA     903,074

     200,000          Puerto Rico Electric Power Authority, Formerly Puerto  7/98 at 102          AAA     212,740
                             Rico Commonwealth, Water Resource Authority
                             Power, Series M, 8.000%, 7/01/08

                      Spindale, North Carolina:
     100,000                 7.600%, 2/01/07                                 2/98 at 102          AAA     104,540
     100,000                 7.600%, 2/01/08                                 2/98 at 102          AAA     104,540
     200,000                 7.600%, 2/01/09                                 2/98 at 102          AAA     209,080

     295,000          University of North Carolina-Charlotte, Revenue,       1/98 at 102          N/R     307,195
                             Refunding, Series K, 7.500%, 1/01/04

                      Washington County, North Carolina:
     200,000                 7.600%, 3/01/08                                 3/98 at 102          AAA     209,682
     200,000                 7.600%, 3/01/09                                 3/98 at 102          AAA     209,682
-----------------------------------------------------------------------------------------------------------------
                      RESOURCE RECOVERY - 1.8%

                      Coastal Regional Solid Waste Management
                      Authority, North Carolina Solid Waste Disposal
                      System, Revenue Refunding:
   1,000,000                 6.300%, 6/01/04                                 6/02 at 102            A   1,068,860
   1,000,000                 6.500%, 6/01/08                                 6/02 at 102            A   1,048,890

                                                  Nuveen Municipal Bond Fund
                                                  May 31, 1997 Annual Report


   PRINCIPAL                                                                 OPTIONAL CALL                 MARKET
      AMOUNT         DESCRIPTION                                              PROVISIONS*   RATINGS**       VALUE
-----------------------------------------------------------------------------------------------------------------
                     RESOURCE RECOVERY - CONTINUED

  $1,250,000         Iredell County, North Carolina, Special Obligation,     6/02 at 102            A  $1,282,350
                             Solid Waste System Project, 6.250%, 6/01/12
-----------------------------------------------------------------------------------------------------------------
                     SPECIAL TAX REVENUE - 6.3%

                     Puerto Rico Commonwealth Highway and
                     Transportation Authority, Highway Revenue, Series Y:
   2,300,000                 5.500%, 7/01/26                                 7/06 at 101 1/2        A   2,223,824
   5,000,000                 5.500%, 7/01/36                                 7/16 at 100            A   4,862,850

   2,450,000         Puerto Rico Commonwealth Infrastructure, Financing      7/98 at 102         BBB+   2,591,487
                             Authority Special, Series A, 7.750%, 7/01/08

   2,375,000         Winston-Salem, North Carolina, Special Obligation,      4/05 at 102           AA   2,332,463
                             Solid Waste Management Project, 5.500%, 4/01/16
-----------------------------------------------------------------------------------------------------------------
                     STATE/TERRITORIAL GENERAL OBLIGATIONS - 0.6%

     220,000         Puerto Rico Commonwealth, 8.000%, 7/01/07               7/98 at 102            A     233,597

   1,000,000         Puerto Rico Public Buildings Authority, Revenue        No Opt. Call            A     986,160
                             Refunding, Guaranteed, Series L, 5.500%, 7/01/21
-----------------------------------------------------------------------------------------------------------------
                     STUDENT LOAN REVENUE BONDS - 0.6%

   1,000,000         North Carolina State Education Assistance,              7/05 at 102            A   1,022,010
                             Authority Revenue, Guaranteed, Student Loan,
                             Sub Lien, Series A, 6.300%, 7/01/15
-----------------------------------------------------------------------------------------------------------------
$194,690,760         Total Investments - (cost $178,109,940) - 98.6%                                  186,622,454
============-----------------------------------------------------------------------------------------------------
                     Other Assets Less Liabilities - 1.4%                                               2,713,687
                     --------------------------------------------------------------------------------------------
                     Net Assets - 100%                                                               $189,336,141
                     --------------------------------------------------------------------------------------------

                     * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings (not covered by the report of independent auditors): Using the higher of Standard and Poor's or Moody's rating.

                     *** Pre-refunded securities are backed by an escrow or
                         trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

                     N/R - Investment is not rated.


                              See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
MAY 31, 1997

                                                                        NUVEEN FLAGSHIP
                                                                         NORTH CAROLINA
 --------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)             $186,622,454
 Cash                                                                           115,689
 Receivables:
  Interest                                                                    3,408,006
  Shares sold                                                                    88,719
  Investments sold                                                              312,685
 Other assets                                                                     9,165
 --------------------------------------------------------------------------------------
    Total assets                                                            190,556,718
 --------------------------------------------------------------------------------------
 LIABILITIES
 Payable for Shares redeemed                                                    188,808
 Accrued expenses:
  Management fees (note 6)                                                       84,333
  12b-1 distribution and service fees (notes 1 and 6)                            35,471
  Other                                                                          91,719
 Dividends payable                                                              820,246
 --------------------------------------------------------------------------------------
    Total liabilities                                                         1,220,577
 --------------------------------------------------------------------------------------
 Net assets (note 7)                                                       $189,336,141
 --------------------------------------------------------------------------------------
 CLASS A SHARES (NOTE 1)
 Net assets                                                                $181,595,175
 Shares outstanding                                                          17,670,832
 Net asset value and redemption price per share                                  $10.28
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                               $10.73
 --------------------------------------------------------------------------------------
 CLASS B SHARES (NOTE 1)
 Net assets                                                                    $271,002
 Shares outstanding                                                              26,367
 Net asset value, offering and redemption price per share                        $10.28
 --------------------------------------------------------------------------------------
 CLASS C SHARES (NOTE 1)
 Net assets                                                                  $7,065,011
 Shares outstanding                                                             688,609
 Net asset value, offering and redemption price per share                        $10.26
 --------------------------------------------------------------------------------------
 CLASS R SHARES (NOTE 1)
 Net assets                                                                    $404,953
 Shares outstanding                                                              39,406
 Net asset value, offering and redemption price per share                        $10.28
 --------------------------------------------------------------------------------------


                               See accompanying notes to financial statements.
18

STATEMENT OF OPERATIONS                            Nuveen Municipal Bond Fund
YEAR ENDED MAY 31, 1997                            May 31, 1997 Annual Report


                                                                         NUVEEN FLAGSHIP
                                                                         NORTH CAROLINA*
 ---------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                                        $ 11,932,050
 ---------------------------------------------------------------------------------------

 EXPENSES
 Management fees (note 6)                                                        984,707
 12b-1 service fees - Class A (notes 1 and 6)                                    617,970
 12b-1 distribution and service fees - Class B (notes 1 and 6)                       448
 12b-1 distribution and service fees - Class C (notes 1 and 6)                    60,676
 Shareholders' servicing agent fees and expenses                                 121,393
 Custodian's fees and expenses                                                   102,097
 Trustees' fees and expenses (note 6)                                              4,894
 Professional fees                                                                20,778
 Shareholders' reports - printing and mailing expenses                            19,789
 Federal and state registration fees                                               5,637
 Other expenses                                                                    8,744
 ---------------------------------------------------------------------------------------
 Total expenses before reimbursement                                           1,947,133
   Expense reimbursement (note 6)                                               (133,892)
 ---------------------------------------------------------------------------------------
 Net expenses                                                                  1,813,241
 ---------------------------------------------------------------------------------------
 Net investment income                                                        10,118,809
 ---------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
 Net realized gain from investment transactions (notes 1 and 4)                1,921,251
 Net change in unrealized appreciation or depreciation of investments          2,403,810
 ---------------------------------------------------------------------------------------
 Net gain from investments                                                     4,325,061
 ---------------------------------------------------------------------------------------
 Net increase in net assets from operations                                 $ 14,443,870
 ---------------------------------------------------------------------------------------

 * Information represents eight months of Flagship North Carolina and four months of Nuveen Flagship North Carolina (see note 1 of the Notes to Financial Statements).




                               See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                            NUVEEN FLAGSHIP            FLAGSHIP
                                                            NORTH CAROLINA*      NORTH CAROLINA
                                                         --------------------------------------
                                                         YEAR ENDED 5/31/97  YEAR ENDED 5/31/96
-----------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                          $ 10,118,809        $ 10,552,320
Net realized gain from investment transactions
  (notes 1 and 4)                                                 1,921,251           2,647,708
Net change in unrealized appreciation or
  depreciation of investments                                     2,403,810          (6,091,694)
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                       14,443,870           7,108,334
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
  Class A                                                        (9,701,977)        (10,307,619)
  Class B                                                            (1,977)                N/A
  Class C                                                          (326,112)           (329,070)
  Class R                                                            (4,651)                N/A
-----------------------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                                  (10,034,717)        (10,636,689)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares                                 13,538,981          16,169,457
Net proceeds from shares issued to shareholders
due to reinvestment of distributions                              5,178,488           5,859,549
-----------------------------------------------------------------------------------------------
                                                                 18,717,469          22,029,006
-----------------------------------------------------------------------------------------------
Cost of shares redeemed                                         (25,396,297)        (24,794,063)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
  share transactions                                             (6,678,828)         (2,765,057)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            (2,269,675)         (6,293,412)
Net assets at the beginning of year                             191,605,816         197,899,228
-----------------------------------------------------------------------------------------------
Net assets at the end of year                                  $189,336,141        $191,605,816
-----------------------------------------------------------------------------------------------
Balance of undistributed net investment income at end of year  $     84,092        $          -
-----------------------------------------------------------------------------------------------

* Information represents eight months of Flagship North Carolina and four months of Nuveen Flagship North Carolina (see note 1 of the Notes to Financial Statements).

N/A - Flagship North Carolina was not authorized to issue Class B or Class R
      Shares.


                               See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                      Nuveen Municipal Bond Fund
                                                   May 31, 1997 Annual Report


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship North Carolina Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship North Carolina Double Tax Exempt Fund ("Flagship North Carolina") was reorganized into the Trust and renamed Nuveen Flagship North Carolina Municipal Bond Fund ("Nuveen Flagship North Carolina").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had no such purchase commitments.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities as required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship North Carolina was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and North Carolina state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class B and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

                                                   Nuveen Municipal Bond Fund
                                                   May 31, 1997 Annual Report

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Fund shares were as follows:

                                        Nuveen Flagship                                    Flagship
                                        North Carolina*                                 North Carolina
                              ------------------------------------------------------------------------------------
                                           Year ended                                     Year ended
                                             5/31/97                                        5/31/96
                              ------------------------------------------------------------------------------------
                                 Shares                     Amount              Shares                    Amount
------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                        1,139,324               $ 11,564,705           1,344,285              $ 13,800,240
 Class B                           26,319                    268,174                 N/A                       N/A
 Class C                          128,427                  1,308,314             232,489                 2,369,217
 Class R                           39,185                    397,788                 N/A                       N/A
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                          489,500                  4,984,798             551,768                 5,657,437
 Class B                               48                        488                 N/A                       N/A
 Class C                           18,772                    190,950              19,714                   202,112
 Class R                              221                      2,252                 N/A                       N/A
------------------------------------------------------------------------------------------------------------------
                                1,841,796                 18,717,469           2,148,256                22,029,006
------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                       (2,374,729)               (24,226,252)         (2,231,686)              (22,878,721)
 Class B                                N                          N                 N/A                       N/A
 Class C                         (115,427)                (1,170,045)           (187,452)               (1,915,342)
 Class R                                N                          N                 N/A                       N/A
------------------------------------------------------------------------------------------------------------------
                               (2,490,156)               (25,396,297)         (2,419,138)              (24,794,063)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)          (648,360)              $ (6,678,828)           (270,882)             $ (2,765,057)
------------------------------------------------------------------------------------------------------------------

* Information represents eight months of Flagship North Carolina and four months of Nuveen Flagship North Carolina (see note 1).

N/A - Flagship North Carolina was not authorized to issue Class B or Class R
      Shares.

3. DISTRIBUTIONS TO SHAREHOLDERS
On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:

                                                               NUVEEN FLAGSHIP
                                                                NORTH CAROLINA
------------------------------------------------------------------------------
Dividend per share:
Class A                                                                 $.0445
Class B                                                                  .0380
Class C                                                                  .0395
Class R                                                                  .0460
------------------------------------------------------------------------------

                                                   Nuveen Municipal Bond Fund
                                                   May 31, 1997 Annual Report


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended May 31, 1997, were as follows:

                                              NUVEEN FLAGSHIP
                                              NORTH CAROLINA*
-------------------------------------------------------------
PURCHASES
Investments in municipal securities               $43,621,349
Temporary municipal investments                       200,000
SALES
Investments in municipal securities                50,876,543
Temporary municipal investments                       200,000
-------------------------------------------------------------

* Information represents eight months of Flagship North Carolina and four months of Nuveen Flagship North Carolina (see note 1).

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

At May 31, 1997, the Fund had an unused capital loss carryforward of $1,060,262 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2003.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At May 31, 1997, net unrealized appreciation aggregated $8,512,514 of which $8,519,543 related to appreciated securities and $7,029 related to depreciated securities.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:


AVERAGE DAILY NET ASSET VALUE                   MANAGEMENT FEE
--------------------------------------------------------------
For the first $125 million                         .5500 of 1%
For the next $125 million                          .5375 of 1
For the next $250 million                          .5250 of 1
For the next $500 million                          .5125 of 1
For the next $1 billion                            .5000 of 1
For net assets over $2 billion                     .4750 of 1

Prior to the reorganization (see note 1) Flagship North Carolina paid a management fee of .5 of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $227,600 of which approximately $197,100 were paid out as concessions to authorized dealers. The Distributor and its predecessor also received 12b-1 service fees on Class A Shares, approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $46,500 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor and its predecessor also collected and retained approximately $2,400 of CDSC on share redemptions during the fiscal year ended May 31, 1997.

7. COMPOSITION OF NET ASSETS
At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                               NUVEEN FLAGSHIP
                                                                NORTH CAROLINA
------------------------------------------------------------------------------
Capital paid-in                                                   $181,799,797
Balance of undistributed net investment income                          84,092
Accumulated net realized gain (loss) from investment transactions   (1,060,262)
Net unrealized appreciation of investments                           8,512,514
------------------------------------------------------------------------------
  Net assets                                                      $189,336,141
==============================================================================

                             Financial Highlights

FINANCIAL HIGHLIGHTS


Selected data for a common share outstanding throughout each period is as follows:


CLASS (INCEPTION DATE)                    OPERATING PERFORMANCE           LESS DISTRIBUTIONS
                                       ---------------------------    --------------------------


                                                               NET
NUVEEN FLAGSHIP                 NET                   REALIZED AND     DIVIDENDS                      NET         TOTAL
NORTH CAROLINA++              ASSET                     UNREALIZED     FROM TAX-                    ASSET        RETURN
                              VALUE           NET      GAIN (LOSS)    EXEMPT NET   DISTRIBUTIONS    VALUE        ON NET
YEAR ENDING               BEGINNING    INVESTMENT             FROM    INVESTMENT    FROM CAPITAL   END OF         ASSET
MAY 31,                   OF PERIOD    INCOME (b)      INVESTMENTS        INCOME           GAINS   PERIOD     VALUE (a)
-----------------------------------------------------------------------------------------------------------------------
CLASS A (3/86)
 1997                        $10.05          $.54           $ .23         $(.54)            $ --   $10.28         7.79%
 1996                         10.23           .55            (.18)         (.55)              --    10.05         3.67
 1995                         10.08           .57             .15          (.57)              --    10.23         7.45
 1994                         10.51           .57            (.42)         (.58)              --    10.08         1.30
 1993                          9.97           .58             .55          (.59)              --    10.51        11.66
 1992                          9.70           .60             .27          (.60)              --     9.97         9.30
 1991                          9.46           .61             .24          (.61)              --     9.70         9.28
 1990                          9.59           .61            (.13)         (.61)              --     9.46         5.16
 1989                          8.93           .62             .66          (.62)              --     9.59        14.78
 1988                          8.80           .62             .13          (.62)              --     8.93         8.77

CLASS B (2/97)
 1997(c)                      10.33           .12            (.06)         (.11)              --    10.28          .64

CLASS C (10/93)
 1997                         10.03           .48             .23          (.48)              --    10.26         7.20
 1996                         10.22           .49            (.18)         (.50)              --    10.03         3.01
 1995                         10.06           .51             .16          (.51)              --    10.22         6.97
 1994(c)                      10.84           .32            (.78)         (.32)              --    10.06        (6.26)+

Class R (2/97)
 1997(c)                      10.27           .18             .01          (.18)              --    10.28         1.92
-----------------------------------------------------------------------------------------------------------------------

+    Annualized.

++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship North Carolina.

(a)  Total returns are calculated on net asset value without any sales charge.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

(c)  From commencement of class operations as noted.

                                                    Nuveen Municipal Bond Fund
                                                    May 31, 1997 Annual Report

                             RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
                                      RATIO                       RATIO
                                     OF NET                      OF NET
                     RATIO OF    INVESTMENT      RATIO OF    INVESTMENT
                     EXPENSES     INCOME TO      EXPENSES     INCOME TO
                   TO AVERAGE       AVERAGE    TO AVERAGE       AVERAGE
                   NET ASSETS    NET ASSETS    NET ASSETS    NET ASSETS
    NET ASSETS         BEFORE        BEFORE         AFTER         AFTER     PORTFOLIO
 END OF PERIOD     REIMBURSE-    REIMBURSE-    REIMBURSE-    REIMBURSE-      TURNOVER
(IN THOUSANDS)           MENT          MENT      MENT (b)      MENT (b)          RATE
--------------------------------------------------------------------------------------

      $181,595          1.00%         5.24%          .93%         5.31%            23%
       185,016          1.03          5.19           .90          5.32             54
       191,850          1.06          5.58           .91          5.73             35
       196,087          1.04          5.26           .89          5.41             21
       169,944          1.04          5.61           .95          5.70             12
       131,488          1.05          6.03           .98          6.10             17
       108,917          1.06          6.29           .99          6.36             12
        96,348          1.05          6.29           .94          6.40             34
        87,539          1.07          6.51           .92          6.66             21
        68,077          1.03          6.73           .83          6.93             75

           271          1.62+         4.60+         1.62+         4.60+            23

         7,065          1.54          4.70          1.48          4.76             23
         6,589          1.58          4.64          1.45          4.77             54
         6,049          1.61          4.98          1.46          5.13             35
         4,161          1.79+         4.35+         1.49+         4.65+            21

           405           .66+         5.57+          .66+         5.57+            23
--------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND:

We have audited the accompanying statement of net assets of Nuveen Flagship North Carolina Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship North Carolina Municipal Bond Fund at May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Dayton, Ohio
July 11, 1997

                          Shareholder Meeting Report
                           Flagship North Carolina

                                                        A SHARES    C SHARES
----------------------------------------------------------------------------
 ADVISORY AGREEMENT      For                          14,080,018     515,639
                         Against                         228,299       2,818
                         Abstain                         224,174       3,340
                         ---------------------------------------------------
                         Total                        14,532,491     521,797
----------------------------------------------------------------------------
                         Broker Non Votes                272,411      39,090
----------------------------------------------------------------------------
 REORGANIZATION          For                          10,419,964     258,683
                         Against                         311,974       3,980
                         Abstain                         251,972       2,999
                         ---------------------------------------------------
                         Total                        10,983,910     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,820,992     295,225
----------------------------------------------------------------------------
 INVESTMENT OBJECTIVE    For                          10,095,077     233,053
                         Against                         701,799      10,493
                         Abstain                         107,107      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
 INVESTMENT ASSETS       For                          10,125,812     253,686
                         Against                         675,434      10,493
                         Abstain                         102,737       1,483
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
 TYPE OF SECURITIES      For                          10,119,226     233,053
                         Against                         666,365      10,493
                         Abstain                         118,392      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
 BORROWING               For                          10,125,302     233,053
                         Against                         682,795      10,493
                         Abstain                          95,886      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
 PLEDGES                 For                          10,130,659     233,053
                         Against                         657,982      10,493
                         Abstain                         115,342      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
                         ---------------------------------------------------

                          Shareholder Meeting Report
                     Flagship North Carolina - continued

                                                        A SHARES    C SHARES
----------------------------------------------------------------------------
SENIOR SECURITIES        For                          10,086,875     233,053
                         Against                         712,974      10,493
                         Abstain                         104,134      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
UNDERWRITING             For                          10,131,500     233,053
                         Against                         691,377      10,493
                         Abstain                          81,106      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
REAL ESTATE              For                          10,112,080     233,053
                         Against                         715,127      10,493
                         Abstain                          76,776      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
COMMODITIES              For                          10,081,104     233,053
                         Against                         743,754      10,493
                         Abstain                          79,125      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
LOANS                    For                          10,117,334     233,053
                         Against                         716,105      10,493
                         Abstain                          70,544      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
SHORT SALES/MARGIN
PURCHASES                For                          10,077,656     233,053
                         Against                         741,013      10,493
                         Abstain                          85,314      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
PUT AND CALL OPTIONS     For                          10,119,510     233,053
                         Against                         690,783      10,493
                         Abstain                          93,690      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
                         ---------------------------------------------------

                                                    Nuveen Municipal Bond Fund
                                                    May 31, 1997 Annual Report


                                                        A SHARES    C SHARES
----------------------------------------------------------------------------
Industry Concentration   For                          10,142,066     233,053
                         Against                         680,021      10,493
                         Abstain                          81,896      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
Affiliate Purchases      For                          10,108,150     233,053
                         Against                         692,390      10,493
                         Abstain                         103,443      22,116
                         ---------------------------------------------------
                         Total                        10,903,983     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,919     295,225
----------------------------------------------------------------------------
Investment Companies     For                          10,107,479     233,053
                         Against                         715,737      10,493
                         Abstain                          80,768      22,116
                         ---------------------------------------------------
                         Total                        10,903,984     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,900,918     295,225
----------------------------------------------------------------------------
Div vs. Non-Div          For                          10,247,978     227,391
                         Against                         433,065       4,515
                         Abstain                         312,437      33,756
                         ---------------------------------------------------
                         Total                        10,993,480     265,662
----------------------------------------------------------------------------
                         Broker Non Votes              3,811,422     295,225
----------------------------------------------------------------------------
12b-1 Fees               For                          13,828,813     477,762
                         Against                         386,525       2,818
                         Abstain                         318,307      41,216
                         ---------------------------------------------------
                         Total                        14,533,645     521,796
----------------------------------------------------------------------------
                         Broker Non Votes                271,257      39,091
                         ---------------------------------------------------

                          Shareholder Meeting Report
                     Flagship North Carolina - continued

                                A SHARES     C SHARES
-----------------------------------------------------
 DIRECTORS:
-----------------------------------------------------
 Bremner         For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Brown           For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Dean            For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Impellizzeri    For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Rosenheim       For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Sawers          For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Schneider       For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
-----------------------------------------------------
 Schwertfeger    For           14,351,417     558,069
                 Withhold         453,485       2,818
                 ------------------------------------
                 Total         14,804,902     560,887
                 ------------------------------------

Shareholder Information


NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH AND INCOME FUNDS
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

MUNICIPAL BOND FUNDS

NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited-Term

STATE FUNDS
Alabama       Michigan
Arizona       Missouri
California    New Jersey
Colorado      New Mexico
Connecticut   New York
Florida       North Carolina
Georgia       Ohio
Kansas        Pennsylvania
Kentucky      South Carolina
Louisiana     Tennessee
Maryland      Virginia
Massachusetts Wisconsin


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information




BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

TRANSFER AGENT,
SHAREHOLDER SERVICES AND
DIVIDEND DISBURSING AGENT
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, MA 02266-8509

(800) 225-8530

LEGAL COUNSEL
Fried, Frank, Harris, Shriver
  & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Dayton, Ohio

Serving Investors
for Generations


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]


John Nuveen, Sr.


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

[LOGO OF NUVEEN APPEARS HERE]
Municipal
Bond Funds

May 31, 1997

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

South
Carolina

[PHOTO APPEARS HERE]

                                  Contents



                                   1  Dear Shareholder

                                   3  Answering Your Questions

                                   6  South Carolina Overview

                                   9  Financial Section

                                  27  Shareholder Meeting Report

                                  31  Shareholder Information

                                  32  Fund Information

Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

It's a pleasure to report to you on the performance of the Nuveen Flagship South Carolina Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 8.28% for Class A shares if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) matched the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 5.37% for Class A shares. To match this yield, investors in the 36% combined federal and state income tax bracket would have had to earn at least 8.39% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to

                                       -----

"In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds."

increased volatility in both the equity and bond markets.
During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation -- as well as attractive yields -- have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,


/s/Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 1997

                                       -----

[PHOTO OF TED NEILD APPEARS HERE]

Ted Neild, head of Nuveen's Dayton-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.



Answering Your Questions


What are the investment objectives of the fund?
The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the fund's after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.

What is your strategy for meeting these objectives?
To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.

What key economic factors affected the fund's performance during the year? The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and

===
3

"At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates."

producer levels. The fund had the added advantage of operating in a healthy supply environment, where securities were available as needed.

Given this market environment, how did the fund perform?

The South Carolina Municipal Bond Fund performed well over the past year, rewarding investors with a total return on net asset value for the year of 8.28% for Class A shares, including price changes and reinvested dividends. The fund was ranked third among 15 South Carolina municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service.

What strategies did you employ to add value?

We focused on taking advantage of the strong municipal bond market in South Carolina to improve the already-high credit quality of the fund. Strong demand for bonds in the state has allowed us to purchase quality bonds without affecting the income of the fund. In addition, we sold some insured lease bonds in favor of higher-quality bonds in sectors such as utilities, water and sewer facilities, and schools.

What is the current status of South Carolina's municipal market?

Though still reliant on the textile industry, South Carolina's economy has diversified into other areas such as trade, services and durable goods manufacturing. Steady economic gains are expected to continue as local companies' expansion plans contribute to future growth. Strong retail demand, in combination with the state's high-quality municipal issuers and this year's low issuance volume (under $1 billion through the first half of 1997), have kept South Carolina bonds aggressively priced.

----
4

What is the current outlook for the municipal market as a whole?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market should continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

----
5

                                South Carolina
                                   Overview


--------------------------------------------------------------------------------
Credit Quality
--------------------------------------------------------------------------------
[PIE CHARTS APPEARS HERE]

AAA                     61%
AA                      18%
A                       14%
BBB/NR                   7%
--------------------------------------------------------------------------------
Diversification
--------------------------------------------------------------------------------
[PIE CHARTS APPEARS HERE]

Water & Sewer                22%
General Obligations          17%
Education/Student Loans      14%
Municipal Appropriations     12%
Housing Facilities           11%
Hospitals                     7%
Utility                       7%
Pollution Control             5%
Other                         5%
--------------------------------------------------------------------------------

Fund Highlights
--------------------------------------------------------------------------------
Share Class                                        A        B       C         R
Inception Date                                  7/93     2/97    2/97      2/97
 ................................................................................
Net Asset Value (NAV)                          $9.53   $ 9.52   $9.52   $  9.54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Net Assets ($000)                                                 $10,235
 ................................................................................
Average Weighted Maturity (years)                                         18.98
 ................................................................................
Average Weighted Duration (years)                                          8.17
 ................................................................................

Annualized Total Return/1/
--------------------------------------------------------------------------------
Share Class                          A(NAV)   A(Offer)      B       C         R
1-Year                                8.28%     3.73%    7.52%   7.73%     8.45%
 ................................................................................
Since Inception                       5.19%     4.04%    4.57%   4.78%     5.23%
--------------------------------------------------------------------------------

Tax-Free Yields
--------------------------------------------------------------------------------
Share Class                          A(NAV)  A(Offer)       B       C         R
Dist Rate                             5.25%     5.03%    4.51%   4.70%     5.45%
 ................................................................................
SEC 30-Day Yld                        5.37%     5.14%    4.62%   4.83%     5.57%
 ................................................................................
Taxable Equiv Yld/2/                  8.39%     8.03%    7.22%   7.55%     8.70%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns above do not reflect imposition of the CDSC. Giving effect to the CDSC shares applicable to Class B shares, the 1-year and life-of-fund total returns above would be 3.52% and 3.89%, respectively.

2 Based on SEC yield and a combined federal and state income tax rate of 36%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

                                     -----

                              Nuveen Flagship South Carolina Municipal Bond Fund
                                                      May 31, 1997 Annual Report



* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.



                               Index Comparison*

                           [LINE CHART APPEARS HERE]


                                       Nuveen Flagship    Nuveen Flagship
                    Lehman Brothers    South Carolina     South Carolina
                    Municipal Bond     Municipal Bond     Municipal Bond
                         Index           Fund (NAV)        Fund (Offer)
                    ---------------    ---------------    ---------------
       July 1993        10,000             10,000              9,580
        May 1994        10,065.5           10,013.5            9,592.91
        May 1995        10,982.1           10,868.4           10,411.9
        May 1996        11,484.1           11,252             10,779,4
        May 1997        12,541.6           12,183.5           11,671.8

      Lehman Brothers Municipal Bond Index                           $12,542
      Nuveen Flagship South Carolina Municipal Bond Fund (NAV)       $12,183
      Nuveen Flagship South Carolina Municipal Bond Fund (Offer)     $11,672

Past performance is not predictive of future performance.



                          Dividend History (A Shares)

                           [BAR CHART APPEARS HERE]

                                June 1996    0.04098
                                July 1996    0.04235
                              August 1996    0.04235
                           September 1996    0.04098
                             October 1996    0.04235
                            November 1996    0.04098
                            December 1996    0.04235
                             January 1997    0.04247
                            February 1997    0.0417
                               March 1997    0.0417
                               April 1997    0.0417
                                 May 1997    0.0417

                               Financial Section


                                   Contents

                               10  Portfolio of Investments

                               14  Statement of Net Assets

                               15  Statement of Operations

                               16  Statement of Changes in Net Assets

                               17  Notes to Financial Statements

                               23  Financial Highlights

                               26  Independent Auditors' Report


                               ----



             Portfolio of Investments
             Nuveen Flagship South Carolina



            Principal                                                                   Optional Call                 Market
            Amount                 Description                                           Provisions*      Ratings**    Value
-----------------------------------------------------------------------------------------------------------------------------
                                   Education -- 9.3%
        $   400,000                Coastal Carolina University, South Carolina,           6/04 at 102        AAA  $  441,880
                                      Revenue Refunding, 6.800%, 6/01/19

            250,000                University South Carolina, University, Revenues        6/06 at 101        AAA     255,863
                                      Refunding, 5.600%, 6/01/11

            250,000                University South Carolina, University, Revenues,       6/07 at 101        AAA     253,010
                                      5.600%, 6/01/14
-----------------------------------------------------------------------------------------------------------------------------
                                   Hospitals -- 7.0%

            200,000                Greenville Hospital System, South Carolina,           No Opt. Call        AAA     209,584
                                      Hospital Facilities, Revenue, 6.000%, 5/01/20

            250,000                Greenwood County, South Carolina, Hospital,           10/03 at 102        AAA     253,098
                                      Revenue, Self Memorial Hospital,
                                      5.875%, 10/01/17

            250,000                South Carolina Jobs, Economic Development             11/05 at 102        AAA     253,113
                                      Authority, Hospital Facilities Revenue, Tuomey
                                      Regional Medical Center, Series A,
                                      5.750%, 11/01/15
-----------------------------------------------------------------------------------------------------------------------------
                                   Housing/Multi Family -- 5.5%

            300,000                South Carolina Regional Housing                        7/02 at 102         Aa     309,975
                                      Development Corporation No. 1, Multifamily,
                                      Revenue Refunding, Redwood Village Apartments,
                                      A, 6.625%, 7/01/17

            250,000                South Carolina State Housing Finance and              11/05 at 102        AA-     251,635
                                      Development Authority, Multifamily, Revenue
                                      Refunding, Runaway Bay Apartments Project,
                                      6.125%, 12/01/15
-----------------------------------------------------------------------------------------------------------------------------
                                   Housing/Single Family -- 5.1%

            250,000                South Carolina State Housing Authority,                7/04 at 102         AA     260,215
                                      Homeownership Mortgage Purchase, Series A,
                                      6.150%, 7/01/08

            250,000                South Carolina State Housing Finance and               5/06 at 102        Aa2     256,315
                                      Development Authority, Mortgage, Revenue,
                                      Series A, 6.350%, 7/01/25
-----------------------------------------------------------------------------------------------------------------------------
                                   Industrial Development and Pollution Control -- 5.0%

            500,000                Darlington County, South Carolina, Industrial          4/06 at 102          A     507,595
                                      Development, Revenue, Sonoco Products Company
                                      Project, 6.000%, 4/01/26

10

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

Principal                                                                   Optional Call                               Market
   Amount    Description                                                      Provisions*           Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------
             Municipal Appropriation Obligations -- 11.8%

             Berkeley County, South Carolina, School District
             Certificates of Participation, Berkeley School
             Facilities Group Inc.:
$250,000       6.250%, 2/01/12                                                 2/04 at 102             AAA         $   265,690
 250,000       6.300%, 2/01/16                                                 2/04 at 102             AAA             265,125

  10,000     Charleston County, South Carolina, Certificates of                6/04 at 102             AAA              11,091
               Participation, Series B, 6.875%, 6/01/14

 400,000     Chesterfield County, South Carolina, School                       7/05 at 102             AAA             414,832
               District Certificates of Participation,
               Chesterfield School Facilities Inc.,
               6.000%, 7/01/15

 250,000     Hilton Head Island, South Carolina, Public                        3/05 at 102             AAA             254,928
               Facilities Corporation Certificates of
               Participation, 5.750%, 3/01/14
------------------------------------------------------------------------------------------------------------------------------
             Municipal Revenue/Utility -- 6.7%

 500,000     Camden South Carolina Public Utility, Revenue                     3/07 at 102             AAA             489,045
               Refunding and Improvement, 5.500%, 3/01/22

 185,000     Puerto Rico Electric Power Authority, Power,                       7/04 at 02            BBB+             197,741
               Revenue, Formerly Puerto Rico Commonwealth
               Water Resource Authority, Power, Series T,
               6.125%, 7/01/08
------------------------------------------------------------------------------------------------------------------------------
             Municipal Revenue/Water and Sewer -- 22.4%

 250,000     Columbia, South Carolina, Waterworks and                         7/04 at 102              AA             251,115
               Sewer System, Revenue Refunding,
               5.375%, 2/01/12

 250,000     Georgetown County, South Carolina Water and                      6/05 at 102             N/R             246,355
               Sewer District, Revenue Refunding and
               Improvement, 6.500%, 6/01/25

 300,000     Greenville, South Carolina, Waterworks, Revenue,                 2/07 at 102             Aa1             294,219
               5.500%, 2/01/22

 250,000     Hilton Head Public Service District No. 1,                       8/05 at 102             AAA             250,655
               South Carolina Waterworks and Sewer System,
               Revenue Refunding and Improvement,
               5.500%, 8/01/15

 500,000     Spartanburg, South Carolina, Sanitation Sewer                    6/07 at 101             AAA             489,465
               District, Sewer System, Revenue, Improvement,
               5.500%, 6/01/20

 500,000     Spartanburg, South Carolina, Waterworks, Revenue,                6/06 at 100             AAA             518,025
               6.100%, 6/01/21

        ------
        11

             Portfolio of Investments
             Nuveen Flagship South Carolina -- continued


   Principal                                                        Optional Call                  Market
      Amount     Description                                         Provisions*     Ratings**      Value
---------------------------------------------------------------------------------------------------------
                 Municipal Revenue/Water and Sewer -- continued

 $   250,000     York County, South Carolina, Water & Sewer,          12/03 at 102      N/R      $246,333
                   Revenue, 6.500%, 12/01/25
---------------------------------------------------------------------------------------------------------
                 Non-State General Obligations -- 13.8%

     250,000     Anderson County, South Carolina, School               3/05 at 102      AAA       250,148
                   District No. 004, 5.400%, 3/01/15

     365,000     Florence County, South Carolina, School               3/06 at 102      AAA       371,811
                   District No. 005, Series A, 5.700%, 3/01/17

     250,000     Horry County, South Carolina, School District,        No Opt. Call     AAA       268,978
                   Series A, 6.750%, 3/01/01

     250,000     Lexington County, South Carolina, Public Library      2/03 at 102      Aa2       265,137
                   System, 6.300%, 2/01/10

     250,000     Richland, Lexington, South Carolina, Airport          1/05 at 100      AAA       255,942
                   District Airport, Revenue, Columbia Metropolitan
                   Airport, 6.000%, 1/01/15
---------------------------------------------------------------------------------------------------------
                 Pre-refunded -- 2.7%

     240,000     Charleston County, South Carolina, Certificates       6/04 at 102      AAA       272,997
                   of Participation, Series B, 6.875%, 6/01/14
---------------------------------------------------------------------------------------------------------
                 Resource Recovery -- 2.5%

     250,000     Charleston County, South Carolina, Solid Waste        1/05 at 102      AAA       259,862
                   User Fee, Revenue, 6.000%, 1/01/14
---------------------------------------------------------------------------------------------------------
                 State/Territorial General Obligations -- 3.6%

     250,000     Puerto Rico Commonwealth, 6.400%, 7/01/11             7/04 at 101 1/2   A        266,734

     100,000     Puerto Rico Public Buildings Authority, Revenue       No Opt. Call      A         98,615
                   Refunding, Guaranteed, Series L, 5.500%, 7/01/21


                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



         Principal                                                                Optional Call                            Market
           Amount            Description                                           Provisions*           Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Student Loan Revenue Bonds -- 5.0%

            $   500,000      South Carolina State Education Assistance Authority,    9/04 at 101             A          $   515,000
                                Revenue Refunding, Guaranteed Student Loan,
                                Sub Lien, 6.300%, 9/01/08
-----------------------------------------------------------------------------------------------------------------------------------
            $10,000,000      Total Investments-(cost $9,847,361) -- 100.4%                                               10,272,126
-----------------------------------------------------------------------------------------------------------------------------------
                             Other Assets Less Liabilities -- (0.4%)                                                        (37,479)
                             ------------------------------------------------------------------------------------------------------
                             Net Assets -- 100%                                                                         $10,234,647
                             ======================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R --  Investment is not rated.







                                 See accompanying notes to financial statements.
===
13

            Statement of Net Assets
            May 31, 1997

                                                                                     Nuveen Flagship
                                                                                      South Carolina
            ----------------------------------------------------------------------------------------
            Assets
            Investments in municipal securities, at market value (note 1)                $10,272,126
            Cash                                                                             321,487
            Interest receivable                                                              209,612
            Other assets                                                                       3,835
            ----------------------------------------------------------------------------------------
              Total assets                                                                10,807,060
            ----------------------------------------------------------------------------------------
            Liabilities
            Payable for Shares redeemed                                                      498,750
            Accrued expenses:
              Management fees (note 6)                                                            16
              12b-1 distribution and service fees (notes 1 and 6)                              1,931
              Other                                                                           26,469
            Dividends payable                                                                 45,247
            ----------------------------------------------------------------------------------------
              Total liabilities                                                              572,413
            ----------------------------------------------------------------------------------------
            Net assets (note 7)                                                          $10,234,647
            ========================================================================================
            Class A Shares (note 1)
            Net assets                                                                   $ 9,629,296
            Shares outstanding                                                             1,010,730
            Net asset value and redemption price per share                               $      9.53
            Offering price per share (net asset value per share plus
              maximum sales charge of 4.20% of offering price)                           $      9.95
            ========================================================================================
            Class B Shares (note 1)
            Net assets                                                                   $   160,490
            Shares outstanding                                                                16,861
            Net asset value, offering and redemption price per share                     $      9.52
            ========================================================================================
            Class C Shares (note 1)
            Net assets                                                                   $   419,869
            Shares outstanding                                                                44,094
            Net asset value, offering and redemption price per share                     $      9.52
            ========================================================================================
            Class R Shares (note 1)
            Net assets                                                                   $    24,992
            Shares outstanding                                                                 2,621
            Net asset value, offering and redemption price per share                     $      9.54
            ========================================================================================


                                 See accompanying notes to financial statements.
            ====

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report
             Statement of Operations

             Year ended May 31, 1997

                                                                                     Nuveen Flagship
                                                                                     South Carolina*
             ---------------------------------------------------------------------------------------
             Investment Income

             Tax-exempt interest income (note 1)                                         $   634,638
             ---------------------------------------------------------------------------------------
             Expenses

             Management fees (note 6)                                                         56,758
             12b-1 service fees -- Class A (notes 1 and 6)                                    36,806
             12b-1 distribution and service fees -- Class B (notes 1 and 6)                      353
             12b-1 distribution and service fees -- Class C (notes 1 and 6)                      223
             Shareholders' servicing agent fees and expenses                                  14,590
             Custodian's fees and expenses                                                    35,097
             Trustees' fees and expenses (note 6)                                                318
             Professional fees                                                                11,861
             Shareholders' reports -- printing and mailing expenses                              503
             Federal and state registration fees                                               1,682
             Organizational expenses (note 1)                                                 11,818
             Other expenses                                                                      849
             ---------------------------------------------------------------------------------------
             Total expenses before reimbursement                                             170,858
                Expense reimbursement (note 6)                                              (125,003)
             ---------------------------------------------------------------------------------------
             Net expenses                                                                     45,855
             ---------------------------------------------------------------------------------------
             Net investment income                                                           588,783
             ---------------------------------------------------------------------------------------

             Realized and Unrealized Gain from Investments
             Net realized gain from investment transactions (notes 1 and 4)                   12,003
             Net change in unrealized appreciation or depreciation of investments            270,459
             ---------------------------------------------------------------------------------------
             Net gain from investments                                                       282,462
             ---------------------------------------------------------------------------------------
             Net increase in net assets from operations                                  $   871,245
             =======================================================================================

             * Information represents eight months of Flagship South Carolina and four months of Nuveen Flagship South Carolina (see note 1 of the Notes to Financial Statements).


                                 See accompanying notes to financial statements.
===
15

Statement of Changes in Net Assets


                                                                             Nuveen Flagship                 Flagship
                                                                             South Carolina*              South Carolina
                                                                         ---------------------------------------------------
                                                                            Year ended 5/31/97          Year ended 5/31/96
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $        588,783           $         475,136
Net realized gain from investment transactions (notes 1 and 4)                          12,003                      35,339
Net change in unrealized appreciation or depreciation of investments                   270,459                    (201,666)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                             871,245                     308,809
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
    Class A                                                                           (583,450)                   (493,565)
    Class B                                                                             (1,592)                        N/A
    Class C                                                                             (1,078)                         --
    Class R                                                                               (340)                        N/A
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                             (586,460)                   (493,565)
----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares                                                     2,419,482                   2,795,355
Net proceeds from shares issued to shareholders due to reinvestment of
    distributions                                                                      337,619                     365,824
----------------------------------------------------------------------------------------------------------------------------
                                                                                     2,757,101                   3,161,179
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                             (3,340,985)                 (1,456,057)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    (583,884)                  1,705,122
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                 (299,099)                  1,520,366
Net assets at the beginning of year                                                 10,533,746                   9,013,380
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $     10,234,647           $      10,533,746
============================================================================================================================
Balance of undistributed net investment income at end of year                 $          2,323           $              --
============================================================================================================================


* Information represents eight months of Flagship South Carolina and four months of Nuveen Flagship South Carolina (see note 1 of the Notes to Financial Statements).

N/A - Flagship South Carolina was not authorized to issue Class B or Class R
      Shares.

                See accompanying notes to financial statements

----
16

Notes to Financial Statements                         Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


1. General Information and Significant Accounting Policies

The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship South Carolina Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship South Carolina Double Tax Exempt Fund ("Flagship South Carolina") was reorganized into the Trust and renamed Nuveen Flagship South Carolina Municipal Bond Fund ("Nuveen Flagship South Carolina").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had no such purchase commitments.


-----
17

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship South Carolina was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and South Carolina state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gains and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class B, C and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to

-----
18

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report



pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares, are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Organizational Expenses
The organizational expenses incurred on behalf of the Fund (approximately $35,400) will be reimbursed to the Adviser on a straight-line basis over a period of three years beginning June 1, 1996. As of May 31, 1997, $11,818 has been reimbursed. In the event that the Adviser's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

-----
19

2. Fund Shares
Transactions in Fund shares were as follows:


                                                      Nuveen Flagship                      Flagship
                                                      South Carolina*                   South Carolina
----------------------------------------------------------------------------------------------------------
                                                        Year ended                        Year ended
                                                          5/31/97                           5/31/96
                                                  --------------------------------------------------------
                                                  Shares            Amount           Shares         Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                         192,810       $ 1,814,877          296,613   $ 2,795,355
  Class B                                          16,861           160,503              N/A           N/A
  Class C                                          44,094           419,098                -             -
  Class R                                           2,621            25,004              N/A           N/A

Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                          35,809           337,619           38,643       365,824
  Class B                                               -                 -              N/A           N/A
  Class C                                               -                 -                -             -
  Class R                                               -                 -              N/A           N/A
----------------------------------------------------------------------------------------------------------
                                                  292,195         2,757,101          335,256     3,161,179
----------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                        (353,491)       (3,340,985)        (153,132)   (1,456,057)
  Class B                                               -                 -              N/A           N/A
  Class C                                               -                 -                -             -
  Class R                                               -                 -              N/A           N/A
----------------------------------------------------------------------------------------------------------
                                                 (353,491)       (3,340,985)        (153,132)   (1,456,057)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                           (61,296)      $  (583,884)         182,124   $ 1,705,122
==========================================================================================================

* Information represents eight months of Flagship South Carolina and four months of Nuveen Flagship South Carolina (see note 1).

N/A -- Flagship South Carolina was not authorized to issue Class B or Class R Shares.


3. Distributions to Shareholders
On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:


                                                               Nuveen Flagship
                                                                South Carolina
--------------------------------------------------------------------------------
Dividend per share:
  Class A                                                               $.0415
  Class B                                                                .0355
  Class C                                                                .0375
  Class R                                                                .0435
--------------------------------------------------------------------------------

-----
20

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities for the fiscal year ended May 31, 1997 (eight months of Flagship South Carolina and four months of Nuveen Flagship South Carolina -- see note 1), aggregated $7,327,282 and $7,700,970, respectively.

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

At May 31, 1997, the Fund had an unused capital loss carryforward of $306,863 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2003.

5. Unrealized Appreciation (Depreciation)
At May 31, 1997, net unrealized appreciation aggregated $424,765 of which $426,546 related to appreciated securities and $1,781 related to depreciated securities.

6. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:

Average daily net asset value                                     Management fee
--------------------------------------------------------------------------------
For the first $125 million                                           .5500 of 1%
For the next $125 million                                            .5375 of 1
For the next $250 million                                            .5250 of 1
For the next $500 million                                            .5125 of 1
For the next $1 billion                                              .5000 of 1
For net assets over $2 billion                                       .4750 of 1
--------------------------------------------------------------------------------

Prior to the reorganization (see note 1) Flagship South Carolina paid a management fee of .5 of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $49,200 of which approximately $42,900 were paid out as concessions to authorized dealers. The

-----
21

Distributor and its predecessor also received 12b-1 service fees on Class A Shares approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $11,000 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor and its predecessor also collected and retained approximately $200 of CDSC on share redemptions during the fiscal year ended May 31, 1997.

7. Composition of Net Assets
At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                    Nuveen Flagship
                                                                     South Carolina
-----------------------------------------------------------------------------------
Capital paid-in                                                         $10,114,422
Balance of undistributed net investment income                                2,323
Accumulated net realized gain (loss) from investment transactions          (306,863)
Net unrealized appreciation of investments                                  424,765
-----------------------------------------------------------------------------------
Net assets                                                              $10,234,647
===================================================================================

-----
22

                             Financial Highlights

             Financial Highlights

             Selected data for a share outstanding throughout each period is as follows:


Class (Inception date)                       Operating performance                Less distributions
                                           -------------------------          --------------------------


NUVEEN FLAGSHIP                                                   Net
SOUTH CAROLINA++                    Net                  realized and    Distributions                        Net       Total
                                  asset                    unrealized        from tax-                      asset      return
                                  value           Net     gain (loss)       exempt net    Distributions     value      on net
Year ending                   beginning    investment            from       investment     from capital    end of       asset
May 31,                       of period     income(b)     investments           income            gains    period    value(a)
-------------------------------------------------------------------------------------------------------------------------------

Class A (7/93)
  1997                            $9.28          $.51           $ .24           $(.50)             $ --     $9.53        8.28%
  1996                             9.45           .48            (.15)           (.50)               --      9.28        3.53
  1995                             9.20           .50             .25            (.50)               --      9.45        8.54
  1994(c)                          9.58           .42            (.38)           (.39)             (.03)     9.20         .15+

Class B (2/97)
  1997(c)                          9.61           .13            (.11)           (.11)               --      9.52         .20

Class C (2/97)
  1997(c)                          9.63           .13            (.13)           (.11)               --      9.52         .03

Class R (2/97)
  1997(c)                          9.60           .14            (.07)           (.13)               --      9.54         .75
-------------------------------------------------------------------------------------------------------------------------------

          +   Annualized.
          ++  Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship South Carolina.
          (a) Total returns are calculated on net asset value without any sales charge.
          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor
              Flagship Financial.
          (c) From commencement of class operations as noted.

          ------
          24

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

                                             Ratios/Supplemental data
-----------------------------------------------------------------------------------------------------------------
                                                Ratio                                  Ratio
                                               of net                                 of net
                          Ratio of         investment            Ratio of         investment
                          expenses          income to            expenses          income to
                        to average            average          to average            average
                        net assets         net assets          net assets         net assets
    Net assets              before             before               after              after         Portfolio
 end of period          reimburse-         reimburse-          reimburse-         reimburse-          turnover
(in thousands)                ment               ment             ment(b)            ment(b)              rate
-----------------------------------------------------------------------------------------------------------------

       $ 9,629                1.55%              4.22%                .41%              5.36%               68%
        10,534                1.53               4.16                 .71               4.98                76
         9,013                1.86               4.08                 .40               5.54                87
         6,284                2.12+              3.10+                .40+              4.82+               88

           160                2.12+              3.84+               1.09+              4.87+               68

           420                1.91+              3.85+                .90+              4.86+               68

            25                1.17+              4.70+                .14+              5.73+               68
-----------------------------------------------------------------------------------------------------------------

          -----

             Independent Auditors' Report



             To the Board of Trustees and Shareholders of Nuveen Flagship South Carolina Municipal Bond Fund:


             We have audited the accompanying statement of net assets of Nuveen Flagship South Carolina Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship South Carolina Municipal Bond Fund at
             May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



             DELOITTE & TOUCHE LLP


             Dayton, Ohio
             July 11, 1997

             -----
             26

                                Shareholder Meeting Report
                                Flagship South Carolina



                                                                       A Shares
--------------------------------------------------------------------------------
 Advisory Agreement             For                                     848,949
                                Against                                  20,456
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   869,405
--------------------------------------------------------------------------------
                                Broker Non Votes                         23,734
--------------------------------------------------------------------------------
 Reorganization                 For                                     610,184
                                Against                                  10,506
                                Abstain                                   5,129
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Investment Objective           For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Investment Assets              For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Type Of Securities             For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Borrowing                      For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Pledges                        For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
                                ------------------------------------------------

                                ----

                                Shareholder Meeting Report
                                Flagship South Carolina --
                                continued

                                                                       A Shares
--------------------------------------------------------------------------------
 Senior Securities              For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Underwriting                   For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Real Estate                    For                                     599,543
                                Against                                  26,276
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Commodities                    For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Loans                          For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Short Sales/Margin Purchases   For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Put and Call Options           For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
                                ------------------------------------------------

                                ----

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


                                                                       A Shares
--------------------------------------------------------------------------------
 Industry Concentration         For                                     599,543
                                Against                                  26,276
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Affiliate Purchases            For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 Investment Companies           For                                     610,092
                                Against                                  15,727
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   625,819
--------------------------------------------------------------------------------
                                Broker Non Votes                        267,320
--------------------------------------------------------------------------------
 12b-1 Fees                     For                                     741,310
                                Against                                 128,095
                                Abstain                                      --
                                ------------------------------------------------
                                Total                                   869,405
--------------------------------------------------------------------------------
                                Broker Non Votes                         23,734
                                ------------------------------------------------

                                ----

                                Shareholder Meeting Report
                                Flagship South Carolina --
                                continued

 Directors                                                             A Shares
--------------------------------------------------------------------------------
 Bremner                        For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Brown                          For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Dean                           For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Impellizzeri                   For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Rosenheim                      For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Sawers                         For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Schneider                      For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
--------------------------------------------------------------------------------
 Schwertfeger                   For                                     878,029
                                Withhold                                 15,110
                                ------------------------------------------------
                                Total                                   893,139
                                ------------------------------------------------

                                ----

                            Shareholder Information


Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Alabama         Michigan
Arizona         Missouri
California      New Jersey
Colorado        New Mexico
Connecticut     New York
Florida         North Carolina
Georgia         Ohio
Kansas          Pennsylvania
Kentucky        South Carolina
Louisiana       Tennessee
Maryland        Virginia
Massachusetts   Wisconsin

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

                                -----

                                Fund Information


                                Board of Directors
                                Robert P. Bremner
                                Lawrence H. Brown
                                Anthony T. Dean
                                Anne E. Impellizzeri
                                Peter R. Sawers
                                William J. Schneider
                                Timothy R. Schwertfeger
                                Judith M. Stockdale

                                Fund Manager
                                Nuveen Advisory Corp.
                                333 West Wacker Drive
                                Chicago, IL 60606

                                Custodian
                                The Chase Manhattan Bank
                                4 New York Plaza
                                New York, NY 10004-2413

                                Transfer Agent,
                                Shareholder Services and
                                Dividend Disbursing Agent
                                Boston Financial
                                Nuveen Investor Services
                                P.O. Box 8509
                                Boston, MA 02266-8509

                                (800) 225-8530

                                Legal Counsel
                                Fried, Frank, Harris, Shriver
                                  & Jacobson
                                Washington, D.C.

                                Independent Auditors
                                Deloitte & Touche LLP
                                Dayton, Ohio

                                ----

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

[LETTERHEAD OF NUVEEN APPEARS HERE]

Serving Investors
for Generations

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

     NUVEEN

     MUNICIPAL
     BONDS FUNDS

     MAY 31, 1997

     ANNUAL REPORT

     DEPENDABLE, TAX-FREE INCOME
     TO HELP YOU KEEP MORE OF
     WHAT YOU EARN.

     TENNESSEE

     [PHOTO APPEARS HERE]

CONTENTS

 1 Dear Shareholder

 3 Answering Your Questions

 6 Tennessee Overview

 9 Financial Section

31  Shareholder Meeting Report

35  Shareholder Information

36  Fund Information

[PHOTO OF Timothy R. Schwertfeger APPEARS HERE]

DEAR SHAREHOLDER

It's a pleasure to report to you on the performance of the Nuveen Flagship Tennessee Municipal Bond Fund. Over the past year, the fund posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose 7.71% for Class A shares if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for the fund (with income reinvested) kept close pace with the 8.28% increase produced by the Lehman Brothers Municipal Bond Index, which is used to represent the broad municipal bond market on an unmanaged basis.

In addition to substantial total returns, shareholders continue to enjoy very attractive current yields generated by a portfolio of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders were receiving tax-free yields on net asset value of 5.06% for Class A shares. To match this yield, investors in the 35% combined federal and state income tax bracket would have had to earn at least 7.78% on taxable alternatives.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a pre-emptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to

____
1

"IN ADDITION TO SUBSTANTIAL TOTAL RETURNS, SHAREHOLDERS CONTINUE TO ENJOY VERY ATTRACTIVE CURRENT YIELDS GENERATED BY A PORTFOLIO OF QUALITY BONDS."

increased volatility in both the equity and bond markets. During this time, bonds have often been the bellwether for the direction of stocks. Whenever inflation talk is at its most rampant, the stock market has kept an eye on the bond market for its response before reacting.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility experienced in getting there has been significant.

Recently, the need for diversification and a renewed emphasis on asset allocation-as well as attractive yields-have sparked increased interest in tax-free investments. The current level of the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen municipal bond funds provide an excellent lower-risk alternative, and their current yields make them very attractive.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. You can continue to depend on us for high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,

/s/ Timothy R. Schwertfeger

TIMOTHY R. SCHWERTFEGER
Chairman of the Board

July 15, 1997

____
2

[PHOTO OF TED NEILD APPEARS HERE]

TED NEILD, HEAD OF NUVEEN'S DAYTON-BASED PORTFOLIO MANAGEMENT TEAM, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED FUND PERFORMANCE OVER THE PAST YEAR.

ANSWERING YOUR QUESTIONS

WHAT ARE THE INVESTMENT OBJECTIVES OF THE FUND?

The fund aims to provide investors with a high level of tax-free income while preserving capital by investing in a diversified portfolio of high-quality municipal bonds. To that end, we attempt to maximize the fund's after-tax total return by generating high tax-free income and minimizing the distribution of taxable capital gains when possible.

WHAT IS YOUR STRATEGY FOR MEETING THESE OBJECTIVES?

To meet this fund's objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of high potential return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as sector, geographic region, structure and intrinsic credit quality, rather than on the general economic environment. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the economy as a whole.

WHAT KEY ECONOMIC FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE YEAR?

The U.S. economy continued to grow, exhibiting low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. The fund had the added advantage of operating in a healthy supply environment, where securities were available as needed.

____
3

"AT NUVEEN, VALUE INVESTING MEANS TAKING A FUNDAMENTAL APPROACH TO FINDING BONDS THAT OFFER THE BEST BALANCE OF HIGH POTENTIAL RETURN WITH LOW RISK REGARDLESS OF THE DIRECTION OF INTEREST RATES."

GIVEN THIS MARKET ENVIRONMENT, HOW DID THE FUND PERFORM?

A strong national economy and growth of business in Tennessee meant strong performance for the Tennessee Municipal Bond Fund. Investors were rewarded with a total return on net asset value for the year of 7.71% for Class A shares, including price changes and reinvested dividends. Additionally, the fund was ranked sixth among 21 Tennessee municipal bond funds for the one-year period by Lipper Analytical Services, a nationally recognized performance measurement service.

WHAT STRATEGIES DID YOU EMPLOY TO ADD VALUE?

We focused on taking advantange of some changes in the state's municipal bond market to increase the income and stability of the fund. In Tennessee, it can sometimes be challenging to find high-quality bonds with the kind of call protection we at Nuveen seek. However, we discovered some new bond issues during the year with very strong call protection, which enhanced the stability of the fund. In addition, we were able to increase the income of the fund by purchasing higher-yielding bonds in sectors such as housing and pollution control.

WHAT IS THE CURRENT STATUS OF TENNESSEE'S MUNICIPAL MARKET?

Overall, 1996 was a good year for Tennessee's municipal market. Conservative fiscal management, moderate debt levels and consistent economic growth have strengthened the state's general obligation debt. A majority of Tennessee's capital projects are funded on a current basis, resulting in infrequent municipal bond issuance. Debt issuance has historically funded correctional and higher education facilities, but healthcare and infrastructure offerings have increased over the past year. State municipal bond issuance was down 25% to $1.16 billion in the first 6 months of 1997. Financing medical assistance through a program called TennCare continues to strain the state's finances. Federal subsidies have not completely offset cost overruns in the managed care program.

____
4

WHAT IS THE CURRENT OUTLOOK FOR THE MUNICIPAL MARKET AS A WHOLE?

As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy and consequent competitive pressures, to increased use of technology, and to corporations' recent ability to downsize as necessary. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Talk of Fed tightening will continue. If the Fed does act to increase rates, it will be perceived as a move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is doing well.

Nonetheless, for the remainder of 1997, the municipal market should continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

____
5

TENNESSEE
OVERVIEW

Credit Quality

[PIE CHART APPEARS HERE]

AAA/Pre-refunded        48%
AA                      24%
A                       18%
BBB/NR                  10%


Diversification

[PIE CHART APPEARS HERE]

Health Care/Hospitals   17%
Housing Facilities       9%
Escrowed Bonds          14%
General Obligation      14%
Education                8%
Utility                  9%
Pollution Control       19%
Water & Sewer            4%
Other                    8%

FUND HIGHLIGHTS
================================================================================
SHARE CLASS                                     A        B        C          R
Inception Date                                11/87     2/97    10/93       2/97
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        $11.06   $11.06   $11.05   $  11.04
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Assets ($000)                                                 $273,309
--------------------------------------------------------------------------------
Average Weighted Maturity (years)                                          19.30
--------------------------------------------------------------------------------
Average Weighted Duration (years)                                           7.03
--------------------------------------------------------------------------------

ANNUALIZED TOTAL RETURN/1/
================================================================================
SHARE CLASS                           A(NAV)   A(OFFER)    B        C        R
1-Year                                7.71%     3.18%    7.07%    7.12%    7.58%
--------------------------------------------------------------------------------
5-Year                                6.67%     5.76%    6.08%    6.07%    6.64%
--------------------------------------------------------------------------------
Since Inception                       7.83%     7.35%    7.34%    7.23%    7.82%
--------------------------------------------------------------------------------

TAX-FREE YIELDS
================================================================================
SHARE CLASS                           A(NAV)   A(Offer)    B        C        R
Dist Rate                             5.29%     5.07%    4.55%    4.75%    5.50%
--------------------------------------------------------------------------------
SEC 30-Day Yld                        5.06%     4.85%    4.32%    4.51%    5.30%
--------------------------------------------------------------------------------
Taxable Equiv Yld/2/                  7.78%     7.46%    6.65%    6.94%    8.15%
--------------------------------------------------------------------------------

1 Returns of the oldest share class of a fund are actual. Returns for other classes are actual for the period since inception and prior to class inception are the returns for the fund's oldest class, adjusted for differences in sales charges and expenses. Class A shares have an initial sales charge, while Class B, C and R shares have no initial sales charge. Class B shares have a CDSC that declines from 5% to 0% after 6 years. Class C shares have a 1% CDSC for redemptions within one year. Returns above do not reflect imposition of the CDSC. Giving effect to the CDSC applicable to Class B shares, the 1-year, 5-year and life-of-fund total returns above would be 3.07%, 5.92%, and 7.34%, respectively.

2 Based on SEC yield and a combined federal and state income tax rate of 35%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

                                   Nuveen Flagship Tennessee Municipal Bond Fund
                                                      May 31, 1997 Annual Report

* The Index Comparison shows change in value of a $10,000 investment in the A Shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares (4.20%) and all ongoing fund expenses.

Index Comparison*
[LINE CHART APPEARS HERE]



           Lehman Brothers         Nuveen Flagship           Nuveen Flagship
            Municipal Bond        Tennesse Municipal        Tennesse Municipal
                Index               Bond Fund (NAV)           Bond Fund (Offer)
           ---------------        ------------------        ------------------

November 1987  10000                     10000                    9580
May 1988       10543.5                   10441.4                 10002.8
May 1989       11755.2                   11892.2                 11392.7
May 1990       12615.3                   12520.5                 11994.7
May 1991       13886.8                   13725                   13148.5
May 1992       15251.1                   14912.3                 14286
May 1993       17075.7                   16789.6                 16084.4
May 1994       17497.3                   17049.9                 16333.8
May 1995       19090.7                   18421.5                 17647.8
May 1996       19963.3                   19118.1                 18315.2
May 1997       21801.5                   20591.3                 19726.5




 . Lehman Brothers Municipal Bond Index                     $21,801
 . Nuveen Flagship Tennesse Municipal Bond Fund (NAV)       $20,591
 . Nuveen Flagship Tennesse Municipal Bond Fund (Offer)     $19,726


Past performance is not predictive of future performance.


[BAR CHART APPEARS HERE]
Dividend History (A Shares)
June  1996     0.04775
July  1996     0.04955
Aug.  1996     0.04955
Sept. 1996     0.04795
Oct.  1996     0.04955
Nov.  1996     0.04795
Dec.  1996     0.04955
Jan.  1997     0.04968
Feb.  1997     0.0488
March 1997     0.0488
April 1997     0.0488
May   1997     0.0488

____
7

FINANCIAL SECTION

    CONTENTS

10  Portfolio of Investments

19  Statement of Net Assets

20  Statement of Operations

21  Statement of Changes in Net Assets

22  Notes to Financial Statements

28  Financial Highlights

30  Independent Auditors' Report

____
9

                             PORTFOLIO OF INVESTMENTS

                             NUVEEN FLAGSHIP TENNESSEE

           PRINCIPAL                                                                 OPTIONAL CALL                          MARKET
            AMOUNT           DESCRIPTION                                               PROVISIONS*          RATINGS**        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             EDUCATION -- 5.4%

                             Metropolitan Government, Nashville and Davidson
                             County, Tennessee, Health and Education Facilities
                             Board Revenue Refunding and Improvement,
                             Meharry Medical College:
     $  1,000,000              6.000%, 12/01/19                                      12/17 at 100           AAA        $  1,064,760
        4,000,000              5.000%, 12/01/24                                      6/09 at 100            AAA           3,673,120

                             Metropolitan Government, Nashville and Davidson
                             County, Tennessee, Health and Education Facilities
                             Board Revenue Refunding, Vanderbilt University
                             Series A:
        1,000,000              7.625%, 5/01/08                                       5/98 at 102             AA           1,048,520
        2,850,000              7.625%, 5/01/16                                       5/98 at 102             AA           2,988,282

        3,705,000            Tennessee State School Bond Authority, Higher           5/02 at 101 1/2        AAA           3,886,137
                               Education Facilities, Series A, 6.250%, 5/01/22

        2,000,000            Tennessee State School Bond Authority, Refunding,       5/06 at 102             AA           2,008,300
                               Higher Educational Facilities, Series C,
                               5.700%, 5/01/20
-----------------------------------------------------------------------------------------------------------------------------------
                             ESCROWED TO MATURITY -- 0.2%

        2,205,000            Metropolitan Government, Nashville and Davidson         No Opt. Call           Aaa             484,946
                               County, Tennessee, Health and Education Facilities
                               Board Revenue, Subordinate Volunteer Healthcare,
                               0.000%, 6/01/21
-----------------------------------------------------------------------------------------------------------------------------------
                             HOSPITALS -- 15.7%

        1,265,000            Bristol, Tennessee, Health and Educational Facilities   No Opt. Call           AAA           1,443,770
                               Board Revenue Refunding, Bristol Memorial
                               Hospital, 6.750%, 9/01/10

        1,930,000            Chattanooga, Tennessee, Health, Education and           9/01 at 102            AAA           2,079,247
                               Housing Facility Board Revenue, Memorial Hospital
                               Project, Series A, 6.600%, 9/01/12

                             Clarksville, Tennessee, Hospital Revenue Refunding
                             and Improvement, Clarksville Memorial Project:
        1,000,000              6.250%, 7/01/08                                       7/03 at 102            Baa1          1,034,520
        1,775,000              6.250%, 7/01/13                                       7/03 at 102            Baa1          1,797,099
        1,250,000              6.375%, 7/01/18                                       7/03 at 102            Baa1          1,271,438

                             Cookeville, Tennessee, Industrial Development
                             Board Hospital Revenue Refunding, Cookeville
                             General Hospital Project:
        4,550,000              5.750%, 10/01/10                                      12/03 at 102             A           4,448,217
        1,000,000              5.625%, 10/01/16                                      10/06 at 102             A             975,760

____
10

                                                     Nuveen Municipal Bond Fund
                                                     May 31, 1997 Annual Report

           PRINCIPAL                                                                 OPTIONAL CALL                          MARKET
            AMOUNT           DESCRIPTION                                               PROVISIONS*          RATINGS**        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           10
                             HOSPITALS -- CONTINUED

     $  7,350,000            Jackson, Tennessee, Hospital Revenue Refunding and      4/05 at 102            AAA        $  7,368,669
                               Improvement, 5.625%, 4/01/15

        4,000,000            Johnson City, Tennessee, Health and Educational         7/04 at 102            AAA           3,806,560
                               Facilities Board, Hospital Revenue Refunding,
                               Johnson City Medical Center Hospital,
                               5.000%, 7/01/13

        2,090,000            Johnson City, Tennessee, Health and Educational         7/01 at 102            AAA           2,250,867
                               Facilities Board, Hospital Revenue Refunding and
                               Improvement, Johnson City Medical,
                               6.750%, 7/01/16

        1,790,000            Knox County, Tennessee, Health Educational and          1/98 at 102            AAA           1,862,370
                               Housing Facilities Board Hospital Facilities
                               Revenue, Fort Sanders Regional Medical Center,
                               8.000%, 1/01/08

                             Knox County, Tennessee, Health Educational and
                             Housing Facilities Board, Hospital Facilities
                             Revenue Refunding, Fort Sanders Alliance:
        1,000,000              6.250%, 1/01/13                                       No Opt. Call           AAA           1,085,990
        3,000,000              5.250%, 1/01/15                                       No Opt. Call           AAA           2,937,510

                             Metropolitan Government Nashville and Davidson
                             County, Tennessee, Health and Education Facilities
                             Board Revenue, Hospital, Adventist Health System:
        1,250,000              5.750%, 11/15/25                                      11/05 at 102           AAA           1,255,325
        2,395,000              7.000%, 11/15/16                                      11/01 at 102           AAA           2,614,119

        4,000,000            Shelby County, Tennessee, Health Educational and        8/05 at 102            AAA           3,887,960
                               Housing Facility Board Hospital Revenue, Formerly
                               Shelby County, Tennessee Health Educational
                               Refunding Methodist Health System, Inc.,
                               5.250%, 8/01/15

        2,500,000            Sumner County, Tennessee, Health Educational and        11/04 at 102            A-           2,770,650
                               Housing Facilities Board Revenue Refunding,
                               Sumner Regional Health System Inc., Series 1994,
                               7.500%, 11/01/14

____
11

                             PORTFOLIO OF INVESTMENTS
                             NUVEEN FLAGSHIP TENNESSEE - CONTINUED

           PRINCIPAL                                                                 OPTIONAL CALL                          MARKET
            AMOUNT           DESCRIPTION                                               PROVISIONS*          RATINGS**        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             HOUSING/MULTIFAMILY -- 2.5%

     $  1,200,000            Chattanooga, Tennessee, Health Education and            7/03 at 102            Aaa        $  1,215,276
                               Housing Facility Board, Multifamily Mortgage
                               Revenue Refunding, Windridge Apartments,
                               Series A, 5.950%, 7/01/14

        3,500,000            Franklin, Tennessee, Industrial Development Board,      10/06 at 102           AAA           3,519,670
                               Multifamily Revenue Refunding, Housing, Landings
                               Apartment Project, Series A, 6.000%, 10/01/26

                             Metropolitan Government Nashville and Davidson
                               County, Tennessee, Health and Education Facilities
                               Board Revenue, Housing, Mortgage, Herman Street:
          250,000              7.000%, 6/01/17                                       6/02 at 103            AAA             267,710
          495,000              7.250%, 6/01/32                                       6/02 at 103            AAA             525,799

        1,250,000            Metropolitan Government Nashville and Davidson          10/98 at 103           AAA           1,311,825
                               County, Tennessee, Industrial Development Board
                               Revenue Refunding, Multifamily Housing, St. Paul
                               Retirement, Series A, 8.125%, 10/01/28
-----------------------------------------------------------------------------------------------------------------------------------
                             HOUSING/SINGLE FAMILY -- 6.7%

          290,000            Hamilton County, Tennessee, Single Family Revenue,      9/00 at 102            AAA             304,970
                               Mortgage, Home Purchase and Rehabilitation
                               Program, 8.000%, 9/01/23

        6,000,000            Tennessee Housing Development Agency,                   7/06 at 102             AA           6,111,780
                               Homeownership Program, Issue 4A,
                               6.375%, 7/01/22

          700,000            Tennessee Housing Development Agency,                   7/98 at 103             AA             710,052
                               Homeownership Program, Issue J,
                               7.750%, 7/01/17

        2,000,000            Tennessee Housing Development Agency,                   7/99 at 103             AA           2,037,640
                               Homeownership Program, Series O,
                               7.750%, 7/01/20

          805,000            Tennessee Housing Development Agency,                   7/00 at 103            AA              846,675
                               Homeownership Program, Series P,
                               7.700%, 7/01/16

          120,000            Tennessee Housing Development Agency,                   7/01 at 102            Aa2            125,654
                               Homeownership Program, Issue U,
                               7.400%, 7/01/16

        3,900,000            Tennessee Housing Development Agency,                   7/01 at 102            Aa2           4,078,932
                               Homeownership Program, Issue T,
                               7.375%, 7/01/23

____
12

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

          PRINCIPAL                                                                  OPTIONAL CALL                           MARKET
             AMOUNT          DESCRIPTION                                               PROVISIONS*          RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             HOUSING/SINGLE FAMILY -- CONTINUED

       $  2,695,000          Tennessee Housing Development Agency,                     7/02 at 102                AA   $  2,811,478
                               Homeownership Program, Issue WR,
                               6.800%, 7/01/17

            350,000          Tennessee Housing Development Agency,                     7/02 at 102                AA        363,559
                               Homeownership Program, Issue XR,
                               6.875%, 7/01/22

          1,000,000          Tennessee Housing Development Agency, Mortgage            7/04 at 102                A+      1,046,590
                               Finance, Series A, 6.900%, 7/01/25
-----------------------------------------------------------------------------------------------------------------------------------
                             INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL -- 18.5%

          3,000,000          Chattanooga, Tennessee, Industrial Development Board,     7/03 at 103              A-1+      3,210,570
                               Pollution Control Revenue, E.I.DuPont, Series A,
                               6.350%, 7/01/22

         12,000,000          Humphreys County, Tennessee, Industrial Development       5/04 at 102               AA-     12,929,640
                               Board, Solid Waste Disposal Revenue, E.I. DuPont
                               Denemours and Company Project, 6.700%, 5/01/24

          6,750,000          Loudon County, Tennessee, Industrial Development          2/03 at 102                AA      6,920,910
                               Board, Solid Waste Disposal Revenue, Kimberly
                               Clark Corporation Project, 6.200%, 2/01/23

          7,000,000          Maury County, Tennessee, Industrial Development           9/04 at 102                A-      7,428,610
                               Board, Pollution Control Revenue, Multi Modal,
                               Refunding, Saturn Corporation Project,
                               6.500%, 9/01/24

          2,500,000          McMinn County, Tennessee, Industrial Development          3/01 at 102              Baa1      2,715,650
                               Board, Pollution Control Revenue, Calhoun
                               Newsprint Company Project, Bowater, Series A,
                               7.625%, 3/01/16

          4,950,000          McMinn County, Tennessee, Industrial Development         12/02 at 102              Baa1      5,351,198
                               Board, Solid Waste Revenue, Recycling Facility,
                               Calhoun Newsprint, Bowater, 7.400%, 12/01/22

                             Memphis, Shelby County, Tennessee, Airport
                             Authority, Special Facilities and Project Revenues,
                             Federal Express Corporation:
          5,545,000            7.875%, 9/01/09                                         9/01 at 103               BBB      6,173,082
          4,100,000            6.750%, 9/01/12                                         9/02 at 102               BBB      4,380,645

____
13

                             PORTFOLIO OF INVESTMENTS
                             NUVEEN FLAGSHIP TENNESSEE - CONTINUED



          PRINCIPAL                                                                  OPTIONAL CALL                           MARKET
             AMOUNT          DESCRIPTION                                               PROVISIONS*          RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL -  CONTINUED

         $  250,000          Memphis, Shelby County, Tennessee, Industrial             No Opt. Call               A1     $  287,688
                               Development Board, Industrial Development
                               Revenue, Colonial Baking Company, Memphis
                               Project, 9.500%, 4/01/01

          1,245,000          South Fulton Inc., Tennessee, Industrial Development      10/05 at 102               A3      1,284,267
                               Board, Industrial Development Revenue, Tyson
                               Foods Inc. Project, 6.400%, 10/01/20
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL APPROPRIATION OBLIGATIONS - 2.2%

          2,660,000          Tennessee State Local Development Authority               10/02 at 102               A-      2,846,785
                               Revenue, Community Provider, Loan Program,
                               7.000%, 10/01/21

          1,500,000          Wilson County, Tennessee, Certificates of Participation,   6/04 at 102                A      1,555,920
                               Educational Facilities, 6.125%, 6/30/10

          1,500,000          Wilson County, Tennessee, Certificates of Participation,   6/04 at 102                A      1,548,660
                               Educational Facilities, 6.250%, 6/30/15
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/OTHER - 1.8%

          5,000,000          Metropolitan Government, Nashville and Davidson            7/06 at 101              AAA      5,042,550
                               County, Tennessee, Sports Authority Revenue,
                               Public Improvement, Stadium Project,
                               5.750%, 7/01/26
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/TRANSPORTATION - 1.8%

                             Metropolitan Nashville Airport Authority, Tennessee
                             Airport Revenue, Series C:
            145,000            6.625%, 7/01/07                                          7/01 at 102              AAA        157,461
          4,385,000            6.600%, 7/01/15                                          7/01 at 102              AAA      4,754,392
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/UTILITY - 8.9%

          2,150,000          Dickson, Tennessee, Electric System Revenue,               9/08 at 102              AAA      2,135,918
                               5.500%, 9/01/16

                             Jackson, Tennessee, Electric System Revenue,
                             Series E:
            315,000            6.300%, 8/01/09                                          8/00 at 102               A1        330,567
            335,000            6.300%, 8/01/10                                          8/00 at 102               A1        350,330
            355,000            6.300%, 8/01/11                                          8/00 at 102               A1        370,269
            380,000            6.300%, 8/01/12                                          8/00 at 102               A1        395,474

          3,000,000          Jackson, Tennessee, Natural Gas Revenue,                   4/07 at 100              AAA      2,795,580
                               5.000%, 4/15/18

          3,500,000          Lawrenceburg, Tennessee, Electric Revenue,                 7/08 at 100              AAA      3,427,725
                               5.500%, 7/01/26

____
14

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

          PRINCIPAL                                                                  OPTIONAL CALL                           MARKET
             AMOUNT          DESCRIPTION                                               PROVISIONS*          RATINGS**         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/UTILITY - CONTINUED

      $   3,000,000          Madison, Tennessee, Suburban Utility District             2/08 at 100                AAA $   2,784,330
                               Waterworks Revenue, Refunding, 5.000%, 2/01/19

                             Metropolitan Government, Nashville and Davidson
                             County, Tennessee, Electric Revenue, Series A:
          3,300,000            0.000%, 5/15/10                                        No Opt. Call                 AA     1,646,106
          7,800,000            0.000%, 5/15/11                                        No Opt. Call                 AA     3,662,490
          5,000,000            0.000%, 5/15/12                                        No Opt. Call                 AA     2,207,850
          3,250,000            5.625%, 5/15/14                                         5/06 at 102                 AA     3,297,710

          1,000,000          Middle Tennessee Utility District Tennessee Natural      10/02 at 102                AAA     1,053,000
                               Gas Revenue, 6.250%, 10/01/12
-----------------------------------------------------------------------------------------------------------------------------------
                             MUNICIPAL REVENUE/WATER AND SEWER - 3.9%

          1,520,000          Clarksville, Tennessee, Water Sewer and Gas              No Opt. Call                AAA       538,126
                               Revenue Refunding and Improvement,
                               0.000%, 2/01/16

          1,125,000          Eastside Utility District, Hamilton County, Tennessee,   11/01 at 102               BBB+     1,178,168
                               Waterworks Revenue, 6.750%, 11/01/11

            140,000          Metropolitan Government, Nashville and Davidson           1/98 at 100                AAA       141,763
                               County, Tennessee, Water and Sewer Revenue,
                               Refunding,7.000%, 1/01/14

          1,000,000          Milcrofton, Tennessee, Utility District Waterworks        2/06 at 102                N/R       980,740
                               Revenue, Tennessee Waterworks Revenue
                               Refunding, Junior Lien, 6.000%, 2/01/24

          1,020,000          Mount Juliet, Tennessee, Public Building Authority        2/99 at 102                AAA     1,088,085
                               Revenue, Utility District Loan, Series D, Hermitage,
                               7.550%, 2/01/19

                             Tennessee State, Local Development Authority
                             Revenue, State Loan Program, Series A:
          1,325,000            7.000%, 3/01/12                                         3/01 at 102                AA-     1,428,721
          1,175,000            7.000%, 3/01/21                                         3/01 at 102                AA-     1,267,825

          2,300,000          White House Utility District Tennessee, Robertson         1/02 at 102                AAA     2,426,017
                               and Sumner Counties, Waterworks System
                               Revenue Refunding and Improvement, Series B,
                               6.375%, 1/01/22

          1,500,000          Wilson County, Tennessee, Water and Wastewater            3/08 at 102               Baa1     1,529,325
                               Authority, Waterworks Revenue Refunding and
                               Improvement, 6.000%, 3/01/14

____
15

                  PORTFOLIO OF INVESTMENTS
                  NUVEEN FLAGSHIP TENNESSEE - CONTINUED

         PRINCIPAL                                                                OPTIONAL CALL                     MARKET
            AMOUNT        DESCRIPTION                                               PROVISIONS*     RATINGS**        VALUE
--------------------------------------------------------------------------------------------------------------------------
                          NON-STATE GENERAL OBLIGATIONS - 7.3%

                          Hamilton County, Tennessee:
       $ 1,490,000          6.250%, 2/01/20                                         2/05 at 102         Aa2    $ 1,566,526
         2,025,000          6.300%, 2/01/25                                         2/05 at 102         Aa2      2,139,595

         5,000,000        Johnson City, Tennessee, School Sales Tax,                5/06 at 100         AAA      5,438,450
                            6.700%, 5/01/21

         1,435,000        Memphis, Tennessee, Series B Airport,                     7/98 at 102          AA      1,497,738
                            7.050%, 7/01/10

         8,000,000        Metropolitan Government Nashville and Davidson            5/06 at 101          AA      8,168,240
                          Counties, Tennessee, Public Improvement,
                            5.875%, 5/15/21

         1,000,000        Shelby County, Tennessee, Refunding, Series A,            4/05 at 101          AA+     1,012,410
                            5.625%, 4/01/14
--------------------------------------------------------------------------------------------------------------------------
                          PRE-REFUNDED - 13.6%***

                          Anderson County, Tennessee, Health and Educational
                          Facilities Board Revenue, Hospital, Refunding
                          Improvement Methodist Medical Center of Oak Ridge:
         2,400,000          8.125%, 7/01/08                                         No Opt. Call         A1      2,552,016
           250,000          8.125%, 7/01/08                                         No Opt. Call        AAA        265,890

         1,500,000        Chattanooga, Tennessee, Municipal Public                  No Opt. Call         AA-     1,603,470
                            Improvement Sewer Facility,
                            8.000%, 6/01/10

         1,000,000        Chattanooga, Tennessee, Variable Purpose,                 No Opt. Call         AA-     1,092,390
                            7.250%, 5/01/12

         1,700,000        Clarksville, Tennessee, Water Sewer and Gas Revenue,      No Opt. Call        AAA      1,777,435
                            7.700%, 2/01/18

         1,455,000        Gladeville, Tennessee, Utility District Waterworks        No Opt. Call        AAA      1,586,357
                            Revenue, 7.400%, 10/01/10

         3,000,000        Knox County, Tennessee, Health Educational and            No Opt. Call        AAA      3,263,610
                            Housing Facilities Board, Hospital Facilities Revenue
                            Refunding, Mercy Health System, Cincinnati,
                            Series A, 7.600%, 9/01/19

         3,065,000        Knox County, Tennessee, Health Educational and            No Opt. Call        AAA      3,308,085
                            Housing Facilities Board, Hospital Facilities Revenue,
                            Fort Sanders Alliance Obligation, Series C,
                            7.000%, 1/01/15

____
16

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report


        PRINCIPAL                                                                OPTIONAL CALL                     MARKET
           AMOUNT         DESCRIPTION                                              PROVISIONS*    RATINGS**        VALUE
-------------------------------------------------------------------------------------------------------------------------
                          PRE-REFUNDED - CONTINUED

      $  1,220,000        Metropolitan Government Nashville and Davidson          No Opt. Call          N/R  $  1,346,624
                            Counties, Tennessee, Health and Education Facilities
                            Board Revenue, Homes Inc. Project,
                            Series A, 9.000%, 10/01/22

         2,500,000        Mount Juliet, Tennessee, Public Building Authority      No Opt. Call          AAA     3,107,525
                            Revenue, Utility District Loan, Series B, Madison
                            Suburban, 7.800%, 2/01/19

         1,500,000        Northeast Knox Tennessee Utility District, Water        No Opt. Call          AAA     1,623,585
                            Revenue, 7.000%, 1/01/20

         1,365,000        Puerto Rico Commonwealth, Refunding,                    No Opt. Call            A     1,451,500
                            8.000%, 7/01/07

         1,000,000        Puerto Rico Commonwealth Highway Authority,             No Opt. Call          AAA     1,065,010
                            Highway Revenue, Series P, 8.125%, 7/01/13

         1,000,000        Puerto Rico Electric Power Authority, Power Revenue,    No Opt. Call          AAA     1,063,700
                            Formerly Puerto Rico Commonwealth Water
                            Resource Authority Power, Refunding, Series M,
                            8.000%, 7/01/08

           865,000        Selmer, Tennessee, Refunding,                           No Opt. Call          Baa       920,940
                            8.200%, 7/01/13

           200,000        Sevier County, Tennessee, Public Building Authority,    No Opt. Call          AAA       210,194
                            Solid Waste Facility, 6.750%, 8/01/09

                          Shelby County, Tennessee, Health Educational and
                          Housing Facilities Board Revenue, Lebonheur
                          Children's Medical Center, Series C:
         1,000,000          7.625%, 8/15/09                                       No Opt. Call           AA     1,061,350
         2,000,000          7.600%, 8/15/19                                       No Opt. Call          AAA     2,122,140

         4,000,000        Sullivan County, Tennessee, Health Educational and      No Opt. Call          AAA     4,352,920
                            Housing Facilities Board Revenue, Hospital,
                            Holston Valley Health Care, 7.250%, 2/15/20

           125,000        Tennessee State School Bond Authority, Higher           No Opt. Call           AA       133,489
                            Educational Facilities, 7.000%, 5/01/20

         1,000,000        West Knox Utility District, Knox County, Tennessee,     No Opt. Call          AAA     1,071,310
                            Water and Sewer Revenue, Improvement,
                            7.750%, 12/01/08

____
17

                 PORTFOLIO OF INVESTMENTS
                 NUVEEN FLAGSHIP TENNESSEE - CONTINUED

            PRINCIPAL                                                                OPTIONAL CALL                     MARKET
               AMOUNT         DESCRIPTION                                              PROVISIONS*    RATINGS**        VALUE
------------------------------------------------------------------------------------------------------------------------------
                              PRE-REFUNDED - CONTINUED

                              Wilson County, Tennessee, Water and Wastewater
                              Authority Waterworks Revenue Refunding
                              and Improvement:
        $   1,000,000           7.875%, 3/01/09                                       No Opt. Call          N/R   $  1,077,400
              950,000           8.000%, 3/01/14                                       No Opt. Call          N/R      1,025,345
------------------------------------------------------------------------------------------------------------------------------
                              SPECIAL TAX REVENUE - 2.4%

            6,275,000         Puerto Rico Commonwealth Highway and                     7/16 at 100            A      6,102,875
                                Transportation Authority Highway Revenue,
                                Series Y, 5.500%, 7/01/36

              500,000           Puerto Rico Commonwealth Highway and                  No Opt. Call          AAA        505,990
                                Transportation Authority Highway Revenue,
                                Series W, 5.500%, 7/01/15
------------------------------------------------------------------------------------------------------------------------------
                              STATE/TERRITORIAL GENERAL OBLIGATIONS - 6.0%

              385,000         Puerto Rico Commonwealth, Refunding,                     7/98 at 102            A        408,797
                                8.000%, 7/01/07

           16,100,000         Puerto Rico Public Buildings Authority Revenue          No Opt. Call            A     15,877,173
                                Guaranteed, Refunding, Series L, 5.500%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------
        $ 266,785,000         Total Investments - (cost 264,745,972 $250,892,508) - 96.9%
------------------------------------------------------------------------------------------------------------------------------
                              TEMPORARY INVESTMENTS IN SHORT-TERM MUNICIPAL SECURITIES - 1.6%

        $   4,500,000         Metropolitan Nashville (AMR), Series B, Variable Rate Demand Bonds,
                                4.000%, 10/01/02+                                                           AAA      4,500,000
------------------------------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities - 1.5%                                                   4,063,398
                              ------------------------------------------------------------------------------------------------
                              Net Assets - 100%                                                                   $273,309,370
                              ================================================================================================
                              *     Optional Call Provisions (not covered by the
                                    report of independent auditors): Dates
                                    (month and year) and prices of the earliest
                                    optional call or redemption. There may be
                                    other call provisions at varying prices at
                                    later dates.

                              **    Ratings (not covered by the report of
                                    independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                              *** Pre-refunded securities are backed by an escrow or trust containing sufficient U.S.
                                    Government or U.S. Government agency
                                    securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA-rated securities.

                              N/R - Investment is not rated.

                              + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


____
18                               See accompanying notes to financial statements.

                                                      Nuveen Municipal Bond Fund
STATEMENT OF NET ASSETS                               May 31, 1997 Annual Report

MAY 31, 1997

                                                                             NUVEEN FLAGSHIP
                                                                                   TENNESSEE
--------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)                   $264,745,972
Temporary investments in short-term municipal securities,
  at amortized cost, which approximates market value (note 1)                      4,500,000
Cash                                                                                 581,246
Receivables:
  Interest                                                                         4,808,256
  Shares sold                                                                        309,104
Other assets                                                                          60,879
--------------------------------------------------------------------------------------------
     Total assets                                                                275,005,457
--------------------------------------------------------------------------------------------
LIABILITIES
Payable for Shares redeemed                                                          241,504
Accrued expenses:
  Management fees (note 6)                                                           102,351
  12b-1 distribution and service fees (notes 1 and 6)                                 53,587
  Other                                                                               97,579
Dividends payable                                                                  1,201,066
--------------------------------------------------------------------------------------------
     Total liabilities                                                             1,696,087
--------------------------------------------------------------------------------------------
Net assets (note 7)                                                             $273,309,370
============================================================================================
CLASS A SHARES (NOTE 1)
Net assets                                                                      $257,475,423
Shares outstanding                                                                23,281,377
Net asset value and redemption price per share                                  $      11.06
Offering price per share (net asset value per share plus
  maximum sales charge of 4.20% of offering price)                              $      11.54
============================================================================================
CLASS B SHARES (NOTE 1)
Net assets                                                                      $    536,952
Shares outstanding                                                                    48,528
Net asset value, offering and redemption price per share                        $      11.06
============================================================================================
CLASS C SHARES (NOTE 1)
Net assets                                                                      $ 15,049,410
Shares outstanding                                                                 1,361,620
Net asset value, offering and redemption price per share                        $      11.05
============================================================================================
CLASS R SHARES (NOTE 1)
Net assets                                                                      $    247,585
Shares outstanding                                                                    22,423
Net asset value, offering and redemption price per share                        $      11.04
============================================================================================

____
19                               See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED MAY 31, 1997

                                                                             NUVEEN FLAGSHIP
                                                                                 TENNESSEE *
--------------------------------------------------------------------------------------------
INVESTMENT INCOME

Tax-exempt interest income (note 1)                                             $ 16,788,455
--------------------------------------------------------------------------------------------
EXPENSES

Management fees (note 6)                                                           1,392,750
12b-1 service fees -- Class A (notes 1 and 6)                                        852,686
12b-1 distribution and service fees -- Class B (notes 1 and 6)                           761
12b-1 distribution and service fees -- Class C (notes 1 and 6)                       137,228
Shareholders' servicing agent fees and expenses                                      164,828
Custodian's fees and expenses                                                         99,627
Trustees' fees and expenses (note 6)                                                   6,150
Professional fees                                                                     22,843
Shareholders' reports -- printing and mailing expenses                                25,459
Federal and state registration fees                                                   14,527
Other expenses                                                                        10,300
--------------------------------------------------------------------------------------------
Total expenses before reimbursement                                                2,727,159
  Expense reimbursement (note 6)                                                    (341,259)
--------------------------------------------------------------------------------------------
Net expenses                                                                       2,385,900
--------------------------------------------------------------------------------------------
Net investment income                                                             14,402,555
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investment transactions (notes 1 and 4)                     1,595,041
Net change in unrealized appreciation or depreciation of investments               3,989,675
--------------------------------------------------------------------------------------------
Net gain from investments                                                          5,584,716
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      $ 19,987,271
============================================================================================

* Information represents eight months of Flagship Tennessee and four months of Nuveen Flagship Tennessee (see note 1 of the Notes to Financial Statements).

____
20

                                                      Nuveen Municipal Bond Fund
STATEMENT OF CHANGES IN NET ASSETS                    May 31, 1997 Annual Report

                                                                 NUVEEN FLAGSHIP              FLAGSHIP
                                                                     TENNESSEE *             TENNESSEE
                                                            --------------------------------------------
                                                              YEAR ENDED 1/31/97    YEAR ENDED 1/31/97
--------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                           $  14,402,555         $  13,837,178
Net realized gain from investment transactions
  Notes 1 and 4)                                                    1,595,041                 7,163
Net change in unrealized appreciation or depreciation
  of investments                                                    3,989,675            (4,307,255)
--------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         19,987,271             9,537,086
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
  Class A                                                         (13,649,276)          (13,267,447)
  Class B                                                              (3,542)                  N/A
  Class C                                                            (744,238)             (682,508)
  Class R                                                              (2,064)                  N/A
--------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (14,399,120)          (13,949,955)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares                                   27,836,928            39,204,201
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                              7,269,232             7,501,429
--------------------------------------------------------------------------------------------------------
                                                                   35,106,160            46,705,630
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (33,754,624)          (30,194,633)
--------------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions             1,351,536            16,510,997
--------------------------------------------------------------------------------------------------------
Net increase in net assets                                          6,939,687            12,098,128
--------------------------------------------------------------------------------------------------------
Net assets at the beginning of year                               266,369,683           254,271,555
--------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     273,309,370         $ 266,369,683
--------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at end of year   $       3,435         $          --
========================================================================================================

* Information represents eight months of Flagship Tennessee and four months of Nuveen Flagship Tennessee (see note 1 of the Notes to Financial Statements).

N/A -- Flagship Tennessee was not authorized to issue Class B or Class R Shares.

____
21

NOTES TO FINANCIAL STATEMENTS


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises Nuveen Flagship Tennessee Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Fund, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December 1996.

After the close of business on January 31, 1997, Flagship Tennessee Double Tax Exempt Fund ("Flagship Tennessee") was reorganized into the Trust and renamed Nuveen Flagship Tennessee Municipal Bond Fund ("Nuveen Flagship Tennessee").

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

SECURITIES VALUATION
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 1997, the Fund had no such purchase commitments.

INTEREST INCOME
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

____
22

                                                    NUVEEN MUNICIPAL BOND FUND
                                                     MAY 31, 1997 ANNUAL REPORT



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship Tennessee was declared as a dividend daily and payment was made on the last business day of each month.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

INCOME TAXES
The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Fund currently considers significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Tennessee state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gains and market discount distributions are subject to federal taxation.

FLEXIBLE SALES CHARGE PROGRAM
The Fund offers Class A, B, C and R Shares. Class B and R Shares were first offered for sale on February 1, 1997. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a contingent deferred sales charge ("CDSC") of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances.

____
23

DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended May 31, 1997.

EXPENSE ALLOCATION
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

____
24

                                                    NUVEEN MUNICIPAL BOND FUND
                                                     MAY 31, 1997 ANNUAL REPORT



2. FUND SHARES
Transactions in Fund shares were as follows:

                                                                     NUVEEN FLAGSHIP               FLAGSHIP
                                                                       TENNESSEE*                  TENNESSEE
---------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                 YEAR ENDED
                                                                         5/31/97                    5/31/96
---------------------------------------------------------------------------------------------------------------------
                                                                  SHARES        AMOUNT        SHARES        AMOUNT
Shares sold:
    Class A                                                    2,181,165   $ 23,957,505    3,011,203  $ 33,202,281
    Class B                                                       48,526        533,276          N/A           N/A
    Class C                                                      282,598      3,100,098      542,572     6,001,920
    Class R                                                       22,306        246,049          N/A           N/A
 Shares issued to shareholders due to
    reinvestment of distributions:
    Class A                                                      619,521      6,805,317      636,833     7,027,667
    Class B                                                           66            718          N/A           N/A
    Class C                                                       42,079        461,759       42,969       473,762
    Class R                                                          131          1,438          N/A           N/A
---------------------------------------------------------------------------------------------------------------------
                                                               3,196,392     35,106,160    4,233,577    46,705,630
---------------------------------------------------------------------------------------------------------------------
 Shares redeemed:
    Class A                                                   (2,682,025)   (29,442,527)  (2,452,182)  (27,004,837)
    Class B                                                          (64)          (699)         N/A           N/A
    Class C                                                     (393,458)    (4,311,248)    (290,776)   (3,189,796)
    Class R                                                          (14)          (150)         N/A           N/A
---------------------------------------------------------------------------------------------------------------------
                                                              (3,075,561)   (33,754,624)  (2,742,958)  (30,194,633)
---------------------------------------------------------------------------------------------------------------------
 Net increase                                                    120,831   $  1,351,536    1,490,619  $ 16,510,997
=====================================================================================================================

* Information represents eight months of Flagship Tennessee and four months of Nuveen Flagship Tennessee (see note 1).

N/A -- Flagship Tennessee was not authorized to issue Class B or R Shares.

3. DISTRIBUTIONS TO SHAREHOLDERS
On June 9, 1997, the Fund declared a dividend distribution from its tax-exempt net investment income which was paid on July 1, 1997, to shareholders of record on June 9, 1997, as follows:

                                                               NUVEEN FLAGSHIP
                                                                    TENNESSEE
--------------------------------------------------------------------------------
Dividend per share:
    Class A                                                         $.0490
    Class B                                                          .0420
    Class C                                                          .0435
    Class R                                                          .0505
--------------------------------------------------------------------------------

____
25

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended May 31, 1997, were as follows:

                                                                NUVEEN FLAGSHIP
                                                                    TENNESSEE*
--------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                                $62,364,697
Temporary municipal investments                                      5,500,000

SALES
Investments in municipal securities                                 67,024,956
Temporary municipal investments                                      1,000,000
================================================================================

* Information represents eight months of Flagship Tennessee and four months of Nuveen Flagship Tennessee (see note 1).

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for the Fund.

At May 31, 1997, the Fund had an unused capital loss carryforward of $3,996,954 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryover will expire in the year 2003.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At May 31, 1997, net unrealized appreciation aggregated $13,853,464, of which $13,872,366 related to appreciated securities and $18,902 related to depreciated securities.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Trust's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of the Fund as follows:

AVERAGE DAILY NET ASSET VALUE                                   MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                         .5500 of 1%
For the next $125 million                                          .5375 of 1
For the next $250 million                                          .5250 of 1
For the next $500 million                                          .5125 of 1
For the next $1 billion                                            .5000 of 1
For net assets over $2 billion                                     .4750 of 1
--------------------------------------------------------------------------------

____
26

                                                    NUVEEN MUNICIPAL BOND FUND
                                                     MAY 31, 1997 ANNUAL REPORT




Prior to the reorganization (see note 1) Flagship Tennessee paid a management fee of .5 of 1%. The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected gross sales charges on purchases of Class A Shares of approximately $612,200 of which approximately $526,600 were paid out as concessions to authorized dealers. The Distributor and its predecessor also received 12b-1 service fees on Class A Shares, approximately one-half of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 1997, the Distributor and its predecessor compensated authorized dealers directly with approximately $52,900 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by the Distributor. The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor and its predecessor also collected and retained approximately $6,100 of CDSC on share redemptions during the fiscal year ended May 31, 1997.

7. COMPOSITION OF NET ASSETS
At May 31, 1997, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                  NUVEEN FLAGSHIP
                                                                        TENNESSEE
---------------------------------------------------------------------------------
Capital paid-in                                                      $263,449,425
Balance of undistributed net investment income                              3,435
Accumulated net realized gain (loss) from investment transactions      (3,996,954)
Net unrealized appreciation of investments                             13,853,464
---------------------------------------------------------------------------------
Net assets                                                           $273,309,370
=================================================================================

____
27

          FINANCIAL HIGHLIGHTS




          Selected data for a share outstanding throughout each period is as follows:

CLASS (INCEPTION DATE)                      OPERATING PERFORMANCE                        LESS DISTRIBUTIONS
                                          -------------------------                   ------------------------

                                                               NET
NUVEEN FLAGSHIP TENNESSEE++         NET               REALIZED AND      DIVIDENDS                      NET        TOTAL
                                  ASSET                 UNREALIZED      FROM TAX-                     ASSET       RETURN
                                  VALUE          NET   GAIN (LOSS)     EXEMPT NET   DISTRIBUTIONS     VALUE       ON NET
YEAR ENDING                   BEGINNING   INVESTMENT          FROM     INVESTMENT    FROM CAPITAL    END OF        ASSET
MAY 31,                       OF PERIOD   INCOME (B)   INVESTMENTS         INCOME           GAINS    PERIOD    VALUE (A)
--------------------------------------------------------------------------------------------------------------------------
CLASS A (11/87)
  1997                           $10.83         $.59         $ .23         $ (.59)         $    -    $11.06         7.71%
  1996                            11.01          .59          (.18)          (.59)              -     10.83         3.78
  1995                            10.78          .60           .23           (.60)              -     11.01         8.04
  1994                            11.23          .61          (.43)          (.61)           (.02)    10.78         1.55
  1993                            10.56          .62           .68           (.63)              -     11.23        12.60
  1992                            10.34          .65           .22           (.65)              -     10.56         8.66
  1991                            10.09          .67           .26           (.67)           (.01)    10.34         9.73
  1990                            10.26          .67          (.15)          (.67)           (.02)    10.09         5.53
  1989                             9.65          .68           .60           (.67)              -     10.26        13.89
  1988(c)                          9.58          .35           .09           (.37)              -      9.65         7.50+

CLASS B (2/97)
  1997(c)                         11.14          .14          (.09)          (.13)              -     11.06          .42

CLASS C (10/93)
  1997                            10.82          .53           .23           (.53)              -     11.05         7.12
  1996                            11.00          .53          (.18)          (.53)              -     10.82         3.22
  1995                            10.78          .54           .22           (.54)              -     11.00         7.35
  1994(c)                         11.61          .35          (.83)          (.34)           (.01)    10.78        (5.92)+

CLASS R (2/97)
  1997(c)                         11.09          .20          (.05)          (.20)              -     11.04         1.40
-------------------------------------------------------------------------------------------------------------------------

          +    Annualized.

          ++ Information included prior to the year ending May 31, 1997, reflects the financial highlights of Flagship Tennessee.

          (a) Total returns are calculated on net asset value without any sales charge.

          (b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory or its predecessor Flagship Financial.

          (c)  From commencement of class operations as noted.

____
28

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

                            RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                           RATIO                           RATIO
                                          OF NET                          OF NET
                         RATIO OF     INVESTMENT         RATIO OF     INVESTMENT
                         EXPENSES      INCOME TO         EXPENSES      INCOME TO
                       TO AVERAGE        AVERAGE       TO AVERAGE        AVERAGE
                       NET ASSETS     NET ASSETS       NET ASSETS     NET ASSETS
      NET ASSETS           BEFORE         BEFORE            AFTER          AFTER      PORTFOLIO
   END OF PERIOD       REIMBURSE-     REIMBURSE-       REIMBURSE-     REIMBURSE-       TURNOVER
  (IN THOUSANDS)             MENT           MENT         MENT (B)       MENT (B)           RATE
----------------------------------------------------------------------------------------------------
        $257,475              .97%          5.23%             .85%          5.35%           23%
         250,886             1.01           5.17              .88           5.30            38
         241,778             1.07           5.46              .89           5.64            23
         236,230             1.02           5.16              .76           5.42            17
         191,811             1.05           5.49              .88           5.66            15
         126,833             1.04           5.98              .84           6.18            35
          92,431             1.07           6.29              .76           6.60            30
          73,752             1.08           6.27              .78           6.57            56
          62,048             1.18           6.24              .62           6.80            50
          23,725             1.29+          5.53+             .47+          6.35+           23

             537             1.60+          4.49+            1.37+          4.72+           23

          15,049             1.53           4.67             1.40           4.80            23
          15,483             1.56           4.62             1.43           4.75            38
          12,494             1.62           4.90             1.44           5.08            23
          10,652             1.63+          4.40+            1.23+          4.80+           17

             248              .66+          5.55+             .46+          5.75+           23
----------------------------------------------------------------------------------------------------

____
29

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND:


We have audited the accompanying statement of net assets of Nuveen Flagship Tennessee Municipal Bond Fund, including the portfolio of investments, as of May 31, 1997, the related statement of operations for the period then ended and the statement of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Nuveen Flagship Tennessee Municipal Bond Fund at May 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP


Dayton, Ohio
July 11, 1997

____
30

                          SHAREHOLDER MEETING REPORT
                          FLAGSHIP TENNESSEE

                                                         A SHARES       C SHARES
--------------------------------------------------------------------------------
 ADVISORY AGREEMENT           For                      17,052,669      1,083,828
                              Against                     293,133         15,166
                              Abstain                     396,163         14,917
                              --------------------------------------------------
                              Total                    17,741,965      1,113,911
--------------------------------------------------------------------------------
                              Broker Non Votes            294,847         41,820
--------------------------------------------------------------------------------
 REORGANIZATION               For                      12,071,192        504,755
                              Against                     325,509         23,011
                              Abstain                     440,804         13,468
                              --------------------------------------------------
                              Total                    12,837,505        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,307        614,497
--------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE         For                      11,982,460        493,436
                              Against                     773,641         46,626
                              Abstain                      81,404          1,172
                              --------------------------------------------------
                              Total                    12,837,505        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,307        614,497
--------------------------------------------------------------------------------
 INVESTMENT ASSETS            For                      11,992,269        493,436
                              Against                     770,291         46,626
                              Abstain                      74,945          1,172
                              --------------------------------------------------
                              Total                    12,837,505        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,307        614,497
--------------------------------------------------------------------------------
 TYPE OF SECURITIES           For                      11,987,472        493,729
                              Against                     763,678         47,505
                              Abstain                      86,356             --
                              --------------------------------------------------
                              Total                    12,837,506        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,306        614,497
--------------------------------------------------------------------------------
 BORROWING                    For                      11,967,934        493,436
                              Against                     782,715         47,505
                              Abstain                      86,856            293
                              --------------------------------------------------
                              Total                    12,837,505        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,307        614,497
--------------------------------------------------------------------------------
 PLEDGES                      For                      11,954,969        493,436
                              Against                     794,496         47,505
                              Abstain                      88,040            293
                              --------------------------------------------------
                              Total                    12,837,505        541,234
--------------------------------------------------------------------------------
                              Broker Non Votes          5,199,307        614,497
                              --------------------------------------------------

____
31

                          SHAREHOLDER MEETING REPORT
                          FLAGSHIP TENNESSEE
                          - CONTINUTED



                                                                A SHARES      C SHARES
--------------------------------------------------------------------------------------
 SENIOR SECURITIES                  For                       11,984,673       494,315
                                    Against                      770,729        46,626
                                    Abstain                       82,103           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 UNDERWRITING                       For                      1 1,988,640       494,315
                                    Against                      763,640        46,626
                                    Abstain                       85,225           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 REAL ESTATE                        For                      1 1,982,055       494,315
                                    Against                      788,625        46,626
                                    Abstain                       66,825           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 COMMODITIES                        For                      1 1,916,105       494,315
                                    Against                      822,977        46,626
                                    Abstain                       98,423           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 LOANS                              For                      1 1,977,317       494,315
                                    Against                      774,954        46,626
                                    Abstain                       85,234           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 SHORT SALES/MARGIN PURCHASES       For                      1 1,946,177       494,315
                                    Against                      799,310        46,626
                                    Abstain                       92,018           293
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
--------------------------------------------------------------------------------------
 PUT AND CALL OPTIONS               For                      1 1,937,423       493,354
                                    Against                      798,821        47,880
                                    Abstain                      101,261            --
                                    --------------------------------------------------
                                    Total                    1 2,837,505       541,234
--------------------------------------------------------------------------------------
                                    Broker Non Votes           5,199,307       614,497
                                    --------------------------------------------------

____
32

                                                      Nuveen Municipal Bond Fund
                                                      May 31, 1997 Annual Report

                                                            A SHARES    C SHARES
--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATION             For                   11,989,315     494,315
                                    Against                  771,263      46,626
                                    Abstain                   76,928         293
                                    --------------------------------------------
                                    Total                 12,837,506     541,234
--------------------------------------------------------------------------------
                                    Broker Non Votes       5,199,306     614,497
--------------------------------------------------------------------------------
 AFFILIATE PURCHASES                For                   11,978,396     494,315
                                    Against                  773,674      46,626
                                    Abstain                   85,435         293
                                    --------------------------------------------
                                    Total                 12,837,505     541,234
--------------------------------------------------------------------------------
                                    Broker Non Votes       5,199,307     614,497
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES               For                   11,965,931     494,315
                                    Against                  799,735      46,626
                                    Abstain                   71,839         293
                                    --------------------------------------------
                                    Total                 12,837,505     541,234
--------------------------------------------------------------------------------
                                    Broker Non Votes       5,199,307     614,497
--------------------------------------------------------------------------------
 DIV VS. NON-DIV                    For                   11,977,637     494,315
                                    Against                  772,359      46,626
                                    Abstain                   87,510         293
                                    --------------------------------------------
                                    Total                 12,837,506     541,234
--------------------------------------------------------------------------------
                                    Broker Non Votes       5,199,306     614,497
--------------------------------------------------------------------------------
 12B-1 FEES                         For                   16,914,418   1,053,734
                                    Against                  338,747      25,849
                                    Abstain                  511,664      34,328
                                    --------------------------------------------
                                    Total                 17,764,829   1,113,911
--------------------------------------------------------------------------------
                                    Broker Non Votes         271,983      41,820
                                    --------------------------------------------

____
33

                          SHAREHOLDER MEETING REPORT
                          FLAGSHIP TENNESSEE
                          - CONTINUED

                                                            A SHARES   C SHARES
--------------------------------------------------------------------------------
 DIRECTORS
--------------------------------------------------------------------------------
 (A)  Bremner                  For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (B)  Brown                    For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (C)  Dean                     For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (D)  Impellizzeri             For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (E)  Rosenheim                For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (F)  Sawers                   For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (G)  Schneider                For                        17,576,454   1,118,392
                               Withhold                      460,358      37,339
                               -------------------------------------------------
                               Total                      18,036,812   1,155,731
--------------------------------------------------------------------------------
 (H)  Schwertfeger             For                        17,576,454   1,118,392
                               -------------------------------------------------
                               Withhold                      460,358      37,339
--------------------------------------------------------------------------------
                               Total                      18,036,812   1,155,731
                               -------------------------------------------------

____
34

NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH AND INCOME FUNDS
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

MUNICIPAL BOND FUNDS

NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited-Term

STATE FUNDS
Alabama            Michigan
Arizona            Missouri
California         New Jersey
Colorado           New Mexico
Connecticut        New York
Florida            North Carolina
Georgia            Ohio
Kansas             Pennsylvania
Kentucky           South Carolina
Louisiana          Tennessee
Maryland           Virginia
Massachusetts      Wisconsin


SHAREHOLDER INFORMATION

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

____
35

FUND INFORMATION

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

TRANSFER AGENT,
SHAREHOLDER SERVICES AND
DIVIDEND DISBURSING AGENT
Boston Financial
Nuveen Investor Services
P.O. Box 8509
Boston, MA 02266-8509

(800) 225-8530

LEGAL COUNSEL
Fried, Frank, Harris, Shriver
 & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Dayton, Ohio

____
36

[PHOTO OF John Nuveen, Sr. APPEARS HERE]

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com

SERVING INVESTORS
FOR GENERATIONS

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).   Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Regis-
          trant's Registration Statement on Form N-1A (File No. 333-16611) and
          incorporated herein by reference thereto.
  1(b).   Amended and Restated Establishment and Designation of Series of
          Shares of Beneficial Interest dated October 11, 1996. Filed as Ex-
          hibit 1(b) to Registrant's Registration Statement on Form N-1A (File
          No. 333-16611) and incorporated herein by reference thereto.
  1(c).   Certificate for the Establishment and Designation of Classes dated
          July 10, 1996. Filed as Exhibit 1(c) to Registrant's Registration
          Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
     2.   By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Registra-
          tion Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
     3.   Not applicable.
     4.   Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to
          Registrant's Registration Statement on Form N-1A (File No. 333-16611)
          and incorporated herein by reference thereto.
     5.   Investment Management Agreement between Registrant and Nuveen Advi-
          sory Corp.
  5(a).   Renewal of Investment Management Agreement dated May 20, 1997.
     6.   Distribution Agreement between Registrant and John Nuveen & Co. In-
          corporated.
  6(a).   Renewal of Distribution Agreement dated July 31, 1997.
     7.   Not applicable.
     8.   Custodian Agreement between Registrant and Chase Manhattan Bank.
     9.   Transfer Agency and Service Agreement between Registrant and State
          Street Bank and Trust Company.
    10.   Opinion of Fried, Frank, Harris, Shriver & Jacobson.
    11.   Consent of Deloitte & Touche LLP, Independent Auditors.
    12.   Not applicable.
    13.   Not applicable.
    14.   Not applicable.
    15.   Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class
          A Shares, Class B Shares and Class C Shares of each Fund. Filed as
          Exhibit 15 to Registrant's Registration Statement on Form N-1A (File
          No. 333-16611) and incorporated herein by reference thereto.
    16.   Schedule of Computation of Performance Figures.
    17.   Financial Data Schedule.
    18.   Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18
          to Registrant's Registration Statement on Form N-1A (File No. 333-
          16611) and incorporated herein by reference thereto.
 99(a).   Original Powers of Attorney for the Trustees authorizing, among oth-
          ers, Gifford R. Zimmerman and Larry W. Martin to execute the Regis-
          tration Statement.
 99(b).   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's
          Registration Statement pursuant to power of attorney. Filed as Ex-
          hibit 99(b) to Registrant's Registration Statement on Form N-1A (File
          No. 333-16611) and incorporated herein by reference thereto.
 99(c).   Code of Ethics and Reporting Requirements.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At September 4, 1997:

                                                                    NUMBER OF
      TITLE OF SERIES                                             RECORD HOLDERS
      ---------------                                             --------------
      Nuveen Flagship Alabama Municipal Bond Fund
        Class A Shares...........................................       113
        Class B Shares...........................................         7
        Class C Shares...........................................         9
        Class R Shares...........................................         9
      Nuveen Georgia Municipal Bond Fund
        Class A Shares...........................................     2,457
        Class B Shares...........................................        16
        Class C Shares...........................................       256
        Class R Shares...........................................        14
      Nuveen Flagship Louisiana Municipal Bond Fund
        Class A Shares...........................................     1,136
        Class B Shares...........................................        19
        Class C Shares...........................................       123
        Class R Shares...........................................         8
      Nuveen Flagship North Carolina Municipal Bond Fund
        Class A Shares...........................................     4,366
        Class B Shares...........................................        25
        Class C Shares...........................................       265
        Class R Shares...........................................        34
      Nuveen Flagship South Carolina Municipal Bond Fund
        Class A Shares...........................................       198
        Class B Shares...........................................         7
        Class C Shares...........................................        17
        Class R Shares...........................................         9
      Nuveen Flagship Tennessee Municipal Bond Fund
        Class A Shares...........................................     6,263
        Class B Shares...........................................        23
        Class C Shares...........................................       397
        Class R Shares...........................................        13

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and Director and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been President (since July 1996) and Director and formerly Executive Vice President and Director of The John Nuveen Company, John Nuveen & Co. Incorporated and Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL             POSITIONS AND OFFICES       POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER            WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger        Chairman of the Board,      Chairman of the Board
333 West Wacker Drive          Chief Executive Officer     and Trustee
Chicago, IL 60606
Anthony T. Dean                President                   President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford               Executive Vice President    None
333 West Wacker Drive Chica-
go, IL 60606
John P. Amboian                Executive Vice President    None
333 West Wacker Drive          and Chief Financial Officer
Chicago, IL 60606
William Adams IV               Vice President              None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis               Vice President              None
One South Main Street Dayton,
OH 45402

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Clifton L. Fenton            Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 22ND DAY OF SEPTEMBER, 1997.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST III

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and            September 22, 1997
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                     /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                      September 22, 1997

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS FILED AS AN EXHIBIT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
     5.    Investment Management Agreement between Registrant
           and Nuveen Advisory Corp.
  5(a).    Renewal of Investment Management Agreement dated May
           20, 1997.
     6.    Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
  6(a).    Renewal of Distribution Agreement dated July 31,
           1997.
     8.    Custodian Agreement between Registrant and Chase Man-
           hattan Bank.
     9.    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
    11.    Consent of Deloitte & Touche LLP, Independent Audi-
           tors.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, Gifford R. Zimmerman and Larry
           W. Martin to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.